PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 30.4%
United States Treasury Bonds : 8.0%
5,000,000
1.625
%,
11/15/2050 $ 2,684,180
0.5
857,600
3.875
%,
08/15/2040 799,813
0.1
4,000,000
4.250
%,
11/15/2040 3,888,281
0.8
19,467,100
4.750
%,
05/15/2055 19,534,018
3.9
13,130,000
(1)
4.875
%,
08/15/2045 13,424,399
2.7
40,330,691
8.0
United States Treasury Notes : 22.4%
25,000,000
3.375
%,
09/15/2028 24,831,055
4.9
33,774,500
3.500
%,
09/30/2027 33,703,256
6.7
14,855,000
3.625
%,
09/30/2030 14,780,145
2.9
54,600
3.875
%,
09/30/2032 54,425
0.0
39,252,500
(1)
4.250
%,
08/15/2035 39,574,493
7.9
112,943,374
22.4
Total U.S. Treasury
Obligations
(Cost $153,665,002)
153,274,065
30.4
U.S. GOVERNMENT AGENCY OBLIGATIONS : 26.0%
Federal Farm Credit Banks Funding Corporation :
0.2%
1,324,000
2.310
%,
07/14/2036 1,066,333
0.2
Federal Home Loan Bank : 0.3%
1,550,000
1.100
%,
08/20/2026 1,515,143
0.3
Federal Home Loan Mortgage Association : 0.1%
(2)
236,000
6.625
%,
11/15/2030 266,859
0.0
282,000
7.125
%,
01/15/2030 320,818
0.1
587,677
0.1
Federal Home Loan Mortgage Corporation : 3.2%
(2)
1,272,269
3.000
%,
04/01/2045 1,164,312
0.2
1,294,591
3.000
%,
04/01/2045 1,182,868
0.3
82,187
3.500
%,
01/01/2042 78,273
0.0
293,104
3.500
%,
01/01/2042 279,875
0.1
1,139,947
3.500
%,
08/01/2042 1,070,950
0.2
1,749,143
3.500
%,
12/01/2046 1,637,957
0.3
894,924
3.500
%,
12/01/2047 834,454
0.2
28,225
4.000
%,
08/01/2040 27,657
0.0
256,544
4.000
%,
04/01/2041 250,905
0.1
358,982
4.000
%,
05/01/2041 349,757
0.1
23,357
4.000
%,
08/01/2041 22,800
0.0
137,762
4.000
%,
01/01/2042 134,221
0.0
28,783
4.000
%,
12/01/2042 28,040
0.0
161,669
4.000
%,
07/01/2045 155,912
0.0
109,686
4.000
%,
09/01/2045 105,734
0.0
148,026
4.000
%,
09/01/2045 141,229
0.0
151,790
4.000
%,
09/01/2045 145,801
0.0
394,932
4.000
%,
05/01/2046 380,418
0.1
104,247
4.000
%,
11/01/2047 100,134
0.0
151,899
4.000
%,
03/01/2048 146,300
0.0
18,989
4.500
%,
03/01/2039 19,150
0.0
53,982
4.500
%,
08/01/2039 54,390
0.0
61,045
4.500
%,
09/01/2039 61,656
0.0
121,776
4.500
%,
09/01/2039 122,733
0.0
138,215
4.500
%,
09/01/2039 139,173
0.0
101,480
4.500
%,
10/01/2039 101,887
0.0
178,734
4.500
%,
12/01/2039 179,863
0.1
53,782
4.500
%,
03/01/2040 54,072
0.0
144,826
4.500
%,
04/01/2040 145,384
0.0
26,690
4.500
%,
06/01/2040 26,793
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
109,218
4.500
%,
07/01/2040 $ 109,672
0.0
182,911
4.500
%,
07/01/2040 183,559
0.1
46,363
4.500
%,
08/01/2040 46,513
0.0
115,100
4.500
%,
08/01/2040 115,615
0.0
52,569
4.500
%,
03/01/2041 52,701
0.0
145,689
4.500
%,
03/01/2041 145,980
0.0
68,710
4.500
%,
04/01/2041 68,875
0.0
220,247
4.500
%,
06/01/2041 220,688
0.1
149,309
4.500
%,
07/01/2041 149,685
0.0
22,456
4.500
%,
08/01/2041 22,231
0.0
370,779
4.500
%,
08/01/2041 368,659
0.1
293,007
4.500
%,
07/01/2048 289,357
0.1
8,453
5.000
%,
03/01/2034 8,525
0.0
30,061
5.000
%,
12/01/2034 30,799
0.0
32,744
5.000
%,
08/01/2035 33,548
0.0
112,455
5.000
%,
08/01/2035 115,216
0.0
31,598
5.000
%,
10/01/2035 32,433
0.0
35,064
5.000
%,
10/01/2035 35,954
0.0
45,538
5.000
%,
10/01/2035 46,657
0.0
86,654
5.000
%,
12/01/2035 88,908
0.0
14,112
5.000
%,
04/01/2036 14,494
0.0
38,135
5.000
%,
11/01/2036 39,103
0.0
29,684
5.000
%,
02/01/2037 30,487
0.0
21,379
5.000
%,
05/01/2037 21,957
0.0
306,188
5.000
%,
10/01/2037 314,024
0.1
58,394
5.000
%,
03/01/2038 59,900
0.0
172,234
5.000
%,
03/01/2038 176,895
0.1
190,705
5.000
%,
03/01/2038 195,864
0.1
42,310
5.000
%,
04/01/2038 43,455
0.0
6,089
5.000
%,
10/01/2038 6,254
0.0
22,115
5.000
%,
06/01/2040 22,687
0.0
56,363
5.000
%,
08/01/2040 57,821
0.0
127,855
5.000
%,
04/01/2041 131,164
0.0
32,988
5.490
%,
02/01/2037 34,333
0.0
24,967
5.500
%,
09/01/2034 25,661
0.0
39,339
5.500
%,
01/01/2035 39,879
0.0
15,942
5.500
%,
09/01/2035 16,615
0.0
318,336
5.500
%,
09/01/2035 331,777
0.1
211,076
5.500
%,
10/01/2035 219,318
0.1
31,958
5.500
%,
03/01/2036 33,309
0.0
94,250
5.500
%,
03/01/2036 98,229
0.0
20,134
5.500
%,
05/01/2036 20,985
0.0
82,868
5.500
%,
06/01/2036 86,229
0.0
1,396
5.500
%,
07/01/2036 1,448
0.0
5,426
5.500
%,
07/01/2036 5,655
0.0
30,177
5.500
%,
07/01/2036 31,355
0.0
5,610
5.500
%,
10/01/2036 5,847
0.0
37,327
5.500
%,
11/01/2036 38,905
0.0
3,101
5.500
%,
12/01/2036 3,218
0.0
19,276
5.500
%,
12/01/2036 20,091
0.0
26,974
5.500
%,
12/01/2036 28,114
0.0
4,521
5.500
%,
02/01/2037 4,698
0.0
27,135
5.500
%,
02/01/2037 28,282
0.0
8,529
5.500
%,
05/01/2037 8,889
0.0
1,099
5.500
%,
06/01/2037 1,146
0.0
14,346
5.500
%,
12/01/2037 14,907
0.0
7,150
5.500
%,
03/01/2038 7,427
0.0
2,241
5.500
%,
06/01/2038 2,324
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
4,449
5.500
%,
06/01/2038 $ 4,615
0.0
4,166
5.500
%,
08/01/2038 4,269
0.0
371
5.500
%,
10/01/2038 385
0.0
269,165
5.500
%,
11/01/2038 279,889
0.1
4,502
5.500
%,
12/01/2038 4,672
0.0
5,945
5.500
%,
12/01/2038 6,169
0.0
6,593
5.500
%,
12/01/2038 6,850
0.0
7,630
5.500
%,
01/01/2039 7,946
0.0
46,460
5.500
%,
01/01/2039 48,273
0.0
28,685
5.500
%,
01/01/2040 29,793
0.0
29,572
5.500
%,
01/01/2040 30,679
0.0
27,524
5.500
%,
03/01/2040 28,553
0.0
89,121
5.500
%,
01/01/2041 92,215
0.0
37,324
5.750
%,
05/01/2037 37,359
0.0
32,572
5.800
%,
08/01/2037 34,141
0.0
30,007
5.800
%,
09/01/2037 31,465
0.0
59,499
5.800
%,
09/01/2037 62,310
0.0
638
6.000
%,
04/01/2028 652
0.0
9,492
6.000
%,
07/01/2028 9,706
0.0
75
6.000
%,
04/01/2036 78
0.0
1,317
6.000
%,
04/01/2036 1,390
0.0
3,934
6.000
%,
04/01/2036 4,152
0.0
11,607
6.000
%,
06/01/2036 12,259
0.0
3,690
6.000
%,
07/01/2036 3,895
0.0
710
6.000
%,
08/01/2036 726
0.0
3,776
6.000
%,
08/01/2036 3,985
0.0
20,843
6.000
%,
08/01/2036 21,619
0.0
23,433
6.000
%,
01/01/2037 24,734
0.0
18,572
6.000
%,
02/01/2037 19,603
0.0
1,033
6.000
%,
04/01/2037 1,091
0.0
857
6.000
%,
06/01/2037 902
0.0
3,224
6.000
%,
06/01/2037 3,370
0.0
80
6.000
%,
07/01/2037 84
0.0
3,009
6.000
%,
07/01/2037 3,177
0.0
648
6.000
%,
08/01/2037 684
0.0
1,232
6.000
%,
08/01/2037 1,301
0.0
2,629
6.000
%,
08/01/2037 2,775
0.0
4,656
6.000
%,
08/01/2037 4,857
0.0
104,571
6.000
%,
08/01/2037 109,896
0.0
829
6.000
%,
09/01/2037 875
0.0
1,581
6.000
%,
09/01/2037 1,621
0.0
2,352
6.000
%,
09/01/2037 2,482
0.0
4,195
6.000
%,
10/01/2037 4,427
0.0
4,848
6.000
%,
10/01/2037 5,116
0.0
7,122
6.000
%,
10/01/2037 7,378
0.0
965
6.000
%,
11/01/2037 996
0.0
1,294
6.000
%,
11/01/2037 1,366
0.0
19,716
6.000
%,
11/01/2037 20,812
0.0
34,461
6.000
%,
12/01/2037 35,896
0.0
1,046
6.000
%,
01/01/2038 1,099
0.0
4,296
6.000
%,
01/01/2038 4,481
0.0
7,427
6.000
%,
01/01/2038 7,838
0.0
5,913
6.000
%,
05/01/2038 6,134
0.0
602
6.000
%,
06/01/2038 635
0.0
3,816
6.000
%,
07/01/2038 3,965
0.0
15,690
6.000
%,
07/01/2038 16,559
0.0
408
6.000
%,
09/01/2038 431
0.0
3,574
6.000
%,
09/01/2038 3,772
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
154,090
6.000
%,
09/01/2038 $ 159,517
0.1
5,111
6.000
%,
11/01/2038 5,333
0.0
76,259
6.000
%,
01/01/2039 80,254
0.0
46,359
6.000
%,
04/01/2039 48,583
0.0
28,611
6.000
%,
08/01/2039 29,883
0.0
18,680
6.000
%,
10/01/2039 19,811
0.0
9,190
6.000
%,
11/01/2039 9,698
0.0
24,107
6.000
%,
11/01/2039 24,866
0.0
794
6.000
%,
12/01/2039 836
0.0
26,898
6.000
%,
05/01/2040 28,387
0.0
46,694
6.150
%,
12/01/2037 48,594
0.0
14,001
6.150
%,
01/01/2038 14,230
0.0
66,960
6.150
%,
02/01/2038 69,751
0.0
247,000
(1)
6.250
%,
07/15/2032 280,536
0.1
4,488
6.500
%,
06/01/2036 4,723
0.0
1,011
6.500
%,
08/01/2036 1,048
0.0
396
6.500
%,
10/01/2036 413
0.0
14,287
6.500
%,
10/01/2036 15,038
0.0
5,342
6.500
%,
07/01/2037 5,643
0.0
3,621
6.500
%,
09/01/2037 3,805
0.0
1,444
6.500
%,
10/01/2037 1,532
0.0
2,364
6.500
%,
11/01/2037 2,497
0.0
1,668
6.500
%,
04/01/2038 1,765
0.0
6,247
6.500
%,
04/01/2038 6,686
0.0
218
6.500
%,
05/01/2038 228
0.0
624
6.500
%,
08/01/2038 658
0.0
96
6.500
%,
10/01/2038 101
0.0
3,569
6.500
%,
11/01/2038 3,767
0.0
3,789
6.500
%,
12/01/2038 3,981
0.0
5,852
6.500
%,
12/01/2038 6,123
0.0
46,404
6.500
%,
12/01/2038 48,608
0.0
178,989
6.500
%,
12/01/2038 187,109
0.1
1,908
6.500
%,
01/01/2039 2,028
0.0
407,000
(1)
6.750
%,
09/15/2029 452,869
0.1
197,880
(3)
6.775
%, (RFUCCT1Y +
1.900%),
02/01/2042 204,408
0.1
16,370,730
3.2
Federal National Mortgage Association : 0.7%
(2)
521,625
2.170
%,
05/01/2030 480,681
0.1
571,304
2.170
%,
05/01/2030 527,327
0.1
754,350
2.560
%,
09/01/2029 713,607
0.1
464,573
3.000
%,
09/01/2046 410,644
0.1
546,974
3.720
%,
10/01/2029 543,807
0.1
742,195
4.630
%,
11/01/2029 753,602
0.2
30,363
5.700
%,
07/01/2036 30,489
0.0
3,460,157
0.7
Government National Mortgage Association : 6.9%
2,369,041
2.000
%,
12/20/2050 1,960,265
0.4
76,041
2.000
%,
02/20/2052 62,917
0.0
1,396,632
2.500
%,
03/20/2051 1,204,280
0.2
2,163,688
2.500
%,
05/20/2051 1,865,007
0.4
1,992,237
2.500
%,
08/20/2051 1,717,822
0.3
2,036,667
2.500
%,
10/20/2051 1,756,126
0.4
1,444,639
3.000
%,
10/20/2051 1,262,554
0.3
6,759
3.000
%,
11/20/2051 5,907
0.0
1,514,120
3.000
%,
03/20/2052 1,343,820
0.3
1,100,945
3.500
%,
03/20/2047 1,033,522
0.2
1,355,467
3.500
%,
09/20/2047 1,245,577
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
469,618
4.000
%,
03/20/2046 $ 449,856
0.1
307,812
4.500
%,
02/20/2041 309,803
0.1
92,941
4.500
%,
03/20/2041 93,543
0.0
282,784
4.500
%,
06/20/2041 283,051
0.1
4,439
5.000
%,
10/15/2037 4,549
0.0
827
5.000
%,
04/15/2038 842
0.0
20,512
5.000
%,
03/15/2039 21,048
0.0
28,221
5.000
%,
08/15/2039 29,312
0.0
225,831
5.000
%,
09/15/2039 231,619
0.1
287,851
5.000
%,
09/15/2039 295,373
0.1
258,915
5.000
%,
02/15/2040 265,074
0.1
120,185
5.000
%,
04/15/2040 122,669
0.0
434,646
5.000
%,
06/15/2040 443,705
0.1
9,303
5.000
%,
07/15/2040 9,493
0.0
121,287
5.000
%,
04/15/2042 123,431
0.0
217,936
5.000
%,
04/20/2042 223,697
0.0
177,651
5.000
%,
06/20/2048 177,455
0.0
10,812
5.500
%,
07/20/2038 11,138
0.0
141,883
5.500
%,
09/20/2039 146,760
0.0
10,884
5.500
%,
10/20/2039 11,258
0.0
6,532
5.500
%,
11/20/2039 6,756
0.0
241,886
5.500
%,
11/20/2039 250,198
0.1
3,614
5.500
%,
12/20/2040 3,720
0.0
12,893
5.500
%,
01/20/2041 13,335
0.0
75,445
5.500
%,
03/20/2041 78,036
0.0
118,170
5.500
%,
04/20/2041 122,230
0.0
182,251
5.500
%,
05/20/2041 188,512
0.0
172,872
5.500
%,
06/20/2041 178,814
0.0
3,457,476
5.500
%,
04/20/2053 3,506,359
0.7
2,663,390
5.500
%,
05/20/2053 2,699,993
0.5
5,253
6.000
%,
10/15/2036 5,537
0.0
13,772
6.000
%,
08/15/2037 14,299
0.0
13,052
6.000
%,
11/15/2037 13,679
0.0
3,286
6.000
%,
12/15/2037 3,395
0.0
1,592
6.000
%,
01/15/2038 1,648
0.0
15,282
6.000
%,
01/15/2038 16,110
0.0
177
6.000
%,
02/15/2038 184
0.0
10,732
6.000
%,
02/15/2038 11,314
0.0
35,023
6.000
%,
02/15/2038 36,297
0.0
61,590
6.000
%,
05/15/2038 64,927
0.0
68,084
6.000
%,
05/15/2038 70,915
0.0
6,954
6.000
%,
07/15/2038 7,249
0.0
24,146
6.000
%,
09/15/2038 25,371
0.0
274,512
6.000
%,
08/20/2040 288,130
0.1
2,484,294
6.000
%,
08/20/2053 2,543,098
0.5
2,524,659
6.000
%,
07/20/2054 2,575,634
0.5
4,162,873
6.000
%,
06/20/2055 4,243,144
0.8
922,844
6.500
%,
08/20/2054 949,832
0.2
34,630,189
6.9
Tennessee Valley Authority : 0.0%
100,000
5.250
%,
02/01/2055 99,903
0.0
5,000
6.150
%,
01/15/2038 5,848
0.0
105,751
0.0
Uniform Mortgage-Backed Securities : 14.6%
5,329,331
1.500
%,
11/01/2050 4,103,630
0.8
69,852
2.000
%,
11/01/2040 60,921
0.0
433,833
2.000
%,
05/01/2051 351,991
0.1
3,379,947
2.000
%,
05/01/2051 2,774,971
0.6
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
4,474,489
2.000
%,
01/01/2052 $ 3,672,374
0.7
1,288,408
2.000
%,
02/01/2052 1,055,388
0.2
2,747,491
2.000
%,
02/01/2052 2,246,991
0.5
2,899,818
2.000
%,
02/01/2052 2,375,260
0.5
4,989,923
2.000
%,
02/01/2052 4,094,058
0.8
1,470,655
2.000
%,
03/01/2052 1,205,436
0.2
1,871,075
2.000
%,
03/01/2052 1,524,006
0.3
2,395,153
2.000
%,
04/01/2052 1,968,895
0.4
307,081
2.500
%,
09/01/2027 302,476
0.1
550,971
2.500
%,
06/01/2030 535,239
0.1
730,037
2.500
%,
06/01/2030 708,864
0.1
312,203
2.500
%,
07/01/2030 303,006
0.1
195,592
2.500
%,
11/01/2050 166,873
0.0
1,698,217
2.500
%,
05/01/2051 1,451,353
0.3
849,102
2.500
%,
09/01/2051 726,879
0.1
955,672
2.500
%,
02/01/2052 815,703
0.2
1,274,989
2.500
%,
02/01/2052 1,088,243
0.2
1,585,100
2.500
%,
02/01/2052 1,362,291
0.3
1,956,112
2.500
%,
02/01/2052 1,674,277
0.3
1,304,976
2.500
%,
03/01/2052 1,116,557
0.2
1,700,643
2.500
%,
03/01/2052 1,453,221
0.3
3,277,192
2.500
%,
04/01/2052 2,795,132
0.6
40,724
3.000
%,
06/01/2026 40,489
0.0
840,195
3.000
%,
08/01/2030 825,290
0.2
323,740
3.000
%,
09/01/2030 317,404
0.1
49,146
3.000
%,
08/01/2035 47,652
0.0
2,085,596
3.000
%,
07/01/2043 1,918,003
0.4
945,379
3.000
%,
09/01/2043 869,715
0.2
1,223,856
3.000
%,
07/01/2046 1,112,845
0.2
446,163
3.000
%,
08/01/2046 404,865
0.1
1,915,244
3.000
%,
01/01/2052 1,699,046
0.3
2,082,175
3.000
%,
06/01/2052 1,832,343
0.4
212,317
3.500
%,
05/01/2029 210,356
0.0
336,295
3.500
%,
03/01/2041 320,940
0.1
372,417
3.500
%,
12/01/2041 354,719
0.1
375,203
3.500
%,
01/01/2042 356,906
0.1
898,019
3.500
%,
10/01/2042 847,926
0.2
1,057,585
3.500
%,
01/01/2046 994,400
0.2
821,002
3.500
%,
02/01/2046 771,392
0.2
1,663,631
3.500
%,
02/01/2046 1,564,926
0.3
819,172
3.500
%,
02/01/2052 753,757
0.2
659,517
3.500
%,
03/01/2052 611,563
0.1
62,500
4.000
%,
10/01/2040 60,976
0.0
209,586
4.000
%,
10/01/2040 204,431
0.0
307,815
4.000
%,
12/01/2040 300,499
0.1
361,144
4.000
%,
12/01/2040 352,113
0.1
394,595
4.000
%,
02/01/2041 385,216
0.1
106,357
4.000
%,
03/01/2041 103,763
0.0
118,707
4.000
%,
04/01/2041 115,665
0.0
90,969
4.000
%,
09/01/2041 88,563
0.0
251,858
4.000
%,
11/01/2041 245,091
0.1
91,382
4.000
%,
12/01/2041 89,002
0.0
303,012
4.000
%,
01/01/2042 294,871
0.1
138,961
4.000
%,
07/01/2042 135,227
0.0
397,691
4.000
%,
12/01/2042 387,085
0.1
301,971
4.000
%,
02/01/2044 289,900
0.1
383,896
4.000
%,
02/01/2044 373,261
0.1
68,551
4.000
%,
03/01/2044 65,857
0.0
295,031
4.000
%,
05/01/2045 284,210
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
245,722
4.000
%,
07/01/2045 $ 237,142
0.1
352,316
4.000
%,
07/01/2045 341,012
0.1
995,825
4.000
%,
02/01/2048 957,891
0.2
36,732
4.000
%,
03/01/2048 35,283
0.0
232,591
4.000
%,
03/01/2048 223,721
0.1
4,381
4.500
%,
07/01/2026 4,376
0.0
1,863
4.500
%,
06/01/2034 1,878
0.0
5,060
4.500
%,
05/01/2035 5,047
0.0
677
4.500
%,
03/01/2038 683
0.0
175
4.500
%,
05/01/2038 174
0.0
3,373
4.500
%,
06/01/2038 3,399
0.0
6,925
4.500
%,
07/01/2038 6,928
0.0
11,053
4.500
%,
09/01/2038 11,024
0.0
90,668
4.500
%,
03/01/2039 91,104
0.0
5,759
4.500
%,
04/01/2039 5,789
0.0
7,676
4.500
%,
04/01/2039 7,737
0.0
152,183
4.500
%,
07/01/2039 153,149
0.0
351,158
4.500
%,
09/01/2039 352,739
0.1
331,195
4.500
%,
10/01/2039 332,482
0.1
77,055
4.500
%,
12/01/2039 77,544
0.0
90,608
4.500
%,
12/01/2039 91,127
0.0
111,078
4.500
%,
12/01/2039 111,578
0.0
71,840
4.500
%,
03/01/2040 72,008
0.0
72,756
4.500
%,
10/01/2040 72,747
0.0
77,622
4.500
%,
10/01/2040 77,804
0.0
81,998
4.500
%,
10/01/2040 82,165
0.0
113,856
4.500
%,
03/01/2041 113,275
0.0
63,662
4.500
%,
06/01/2041 63,732
0.0
72,721
4.500
%,
06/01/2041 72,914
0.0
624,593
4.500
%,
06/01/2041 625,029
0.1
29,740
4.500
%,
07/01/2041 29,761
0.0
58,402
4.500
%,
07/01/2041 58,099
0.0
698,477
4.500
%,
07/01/2041 698,534
0.1
43,638
4.500
%,
08/01/2041 44,023
0.0
254,000
4.500
%,
08/01/2041 254,387
0.1
367,486
4.500
%,
08/01/2041 367,856
0.1
68
5.000
%,
03/01/2027 69
0.0
794,003
5.000
%,
04/01/2039 803,351
0.2
1,210,337
5.000
%,
05/01/2042 1,241,629
0.3
1,671,152
5.000
%,
09/01/2052 1,666,493
0.3
222
5.500
%,
07/01/2027 224
0.0
61
5.500
%,
08/01/2027 61
0.0
21,829
5.500
%,
03/01/2034 22,250
0.0
34,315
5.500
%,
04/01/2034 34,663
0.0
12,867
5.500
%,
11/01/2034 13,236
0.0
13,095
5.500
%,
12/01/2034 13,583
0.0
160,004
5.500
%,
02/01/2035 166,167
0.0
25,475
5.500
%,
05/01/2035 26,519
0.0
23,063
5.500
%,
09/01/2035 24,009
0.0
94,961
5.500
%,
09/01/2035 98,305
0.0
19,451
5.500
%,
04/01/2036 20,249
0.0
30,263
5.500
%,
04/01/2036 31,504
0.0
6,530
5.500
%,
05/01/2036 6,798
0.0
12,171
5.500
%,
06/01/2036 12,632
0.0
77,580
5.500
%,
07/01/2036 80,569
0.0
46,852
5.500
%,
11/01/2036 48,775
0.0
67,281
5.500
%,
12/01/2036 70,041
0.0
135,766
5.500
%,
12/01/2036 141,340
0.0
22,645
5.500
%,
01/01/2037 23,573
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
19,151
5.500
%,
03/01/2037 $ 19,937
0.0
96,531
5.500
%,
03/01/2037 100,494
0.0
209,909
5.500
%,
03/01/2037 218,527
0.0
80,594
5.500
%,
08/01/2037 83,899
0.0
219
5.500
%,
01/01/2038 227
0.0
253
5.500
%,
01/01/2038 263
0.0
1,263
5.500
%,
01/01/2038 1,312
0.0
3,256
5.500
%,
03/01/2038 3,381
0.0
3,430
5.500
%,
05/01/2038 3,548
0.0
12,451
5.500
%,
06/01/2038 12,962
0.0
331,719
5.500
%,
09/01/2038 344,280
0.1
104,315
5.500
%,
12/01/2038 108,090
0.0
21,692
5.500
%,
06/01/2039 22,521
0.0
32,053
5.500
%,
05/01/2040 33,127
0.0
198,165
5.500
%,
06/01/2040 204,806
0.0
530,132
5.500
%,
04/01/2054 536,709
0.1
1,803
6.000
%,
01/01/2034 1,854
0.0
18,079
6.000
%,
12/01/2034 18,831
0.0
4,832
6.000
%,
05/01/2035 4,999
0.0
11,886
6.000
%,
01/01/2036 12,254
0.0
24,172
6.000
%,
01/01/2036 25,009
0.0
4,486
6.000
%,
02/01/2036 4,714
0.0
9,014
6.000
%,
03/01/2036 9,461
0.0
12,034
6.000
%,
03/01/2036 12,807
0.0
4,291
6.000
%,
04/01/2036 4,524
0.0
30,921
6.000
%,
05/01/2036 32,498
0.0
91
6.000
%,
06/01/2036 96
0.0
1,277
6.000
%,
08/01/2036 1,328
0.0
7,442
6.000
%,
08/01/2036 7,846
0.0
5,303
6.000
%,
09/01/2036 5,591
0.0
13,167
6.000
%,
09/01/2036 13,882
0.0
29,452
6.000
%,
09/01/2036 30,914
0.0
5,741
6.000
%,
10/01/2036 6,026
0.0
49,133
6.000
%,
12/01/2036 50,805
0.0
223,670
6.000
%,
12/01/2036 235,818
0.1
5,775
6.000
%,
01/01/2037 5,975
0.0
4,223
6.000
%,
02/01/2037 4,376
0.0
4,038
6.000
%,
04/01/2037 4,200
0.0
29,588
6.000
%,
07/01/2037 31,197
0.0
66
6.000
%,
08/01/2037 67
0.0
1,127
6.000
%,
08/01/2037 1,185
0.0
6,580
6.000
%,
08/01/2037 6,937
0.0
154
6.000
%,
09/01/2037 162
0.0
438
6.000
%,
09/01/2037 453
0.0
794
6.000
%,
09/01/2037 824
0.0
3,436
6.000
%,
09/01/2037 3,611
0.0
5,273
6.000
%,
09/01/2037 5,485
0.0
112
6.000
%,
10/01/2037 118
0.0
742
6.000
%,
10/01/2037 780
0.0
863
6.000
%,
10/01/2037 906
0.0
1,576
6.000
%,
10/01/2037 1,651
0.0
761
6.000
%,
11/01/2037 778
0.0
4,465
6.000
%,
11/01/2037 4,601
0.0
4,493
6.000
%,
11/01/2037 4,682
0.0
6,809
6.000
%,
11/01/2037 7,164
0.0
17,538
6.000
%,
11/01/2037 18,491
0.0
1,876
6.000
%,
12/01/2037 1,961
0.0
8,213
6.000
%,
12/01/2037 8,653
0.0
11,383
6.000
%,
12/01/2037 12,002
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
20,472
6.000
%,
12/01/2037 $ 21,585
0.0
3,711
6.000
%,
01/01/2038 3,825
0.0
620
6.000
%,
02/01/2038 639
0.0
31,676
6.000
%,
02/01/2038 33,167
0.0
1,537
6.000
%,
03/01/2038 1,586
0.0
51,839
6.000
%,
03/01/2038 53,567
0.0
5,745
6.000
%,
04/01/2038 6,030
0.0
103,231
6.000
%,
04/01/2038 108,843
0.0
6,377
6.000
%,
05/01/2038 6,588
0.0
8,698
6.000
%,
05/01/2038 9,167
0.0
888
6.000
%,
06/01/2038 921
0.0
6,102
6.000
%,
07/01/2038 6,359
0.0
19,576
6.000
%,
07/01/2038 20,401
0.0
646
6.000
%,
08/01/2038 670
0.0
1,083
6.000
%,
08/01/2038 1,142
0.0
5,463
6.000
%,
09/01/2038 5,643
0.0
7,303
6.000
%,
09/01/2038 7,554
0.0
28,581
6.000
%,
09/01/2038 29,818
0.0
13,285
6.000
%,
10/01/2038 13,850
0.0
18,856
6.000
%,
10/01/2038 19,699
0.0
24,848
6.000
%,
10/01/2038 26,120
0.0
213,839
6.000
%,
10/01/2039 225,461
0.1
5,342
6.000
%,
11/01/2039 5,518
0.0
97
6.500
%,
04/01/2030 101
0.0
3,779
6.500
%,
11/01/2034 3,988
0.0
6,567
6.500
%,
01/01/2036 6,923
0.0
11,462
6.500
%,
03/01/2036 12,145
0.0
12,802
6.500
%,
04/01/2036 13,275
0.0
3,313
6.500
%,
06/01/2036 3,466
0.0
426
6.500
%,
07/01/2036 452
0.0
659
6.500
%,
07/01/2036 692
0.0
4,046
6.500
%,
07/01/2036 4,231
0.0
7,271
6.500
%,
07/01/2036 7,702
0.0
10,094
6.500
%,
07/01/2036 10,593
0.0
24,886
6.500
%,
07/01/2036 25,961
0.0
456
6.500
%,
08/01/2036 475
0.0
413
6.500
%,
09/01/2036 434
0.0
5,176
6.500
%,
09/01/2036 5,344
0.0
5,385
6.500
%,
09/01/2036 5,651
0.0
37,118
6.500
%,
09/01/2036 39,322
0.0
642
6.500
%,
11/01/2036 672
0.0
1,157
6.500
%,
11/01/2036 1,220
0.0
724
6.500
%,
12/01/2036 754
0.0
9,698
6.500
%,
12/01/2036 10,109
0.0
12,262
6.500
%,
01/01/2037 12,790
0.0
15,521
6.500
%,
01/01/2037 16,288
0.0
2,221
6.500
%,
03/01/2037 2,310
0.0
4,089
6.500
%,
03/01/2037 4,255
0.0
8,540
6.500
%,
03/01/2037 8,916
0.0
36
6.500
%,
07/01/2037 38
0.0
1,045
6.500
%,
08/01/2037 1,095
0.0
1,177
6.500
%,
08/01/2037 1,228
0.0
176
6.500
%,
09/01/2037 186
0.0
423
6.500
%,
09/01/2037 445
0.0
460
6.500
%,
09/01/2037 487
0.0
2,028
6.500
%,
09/01/2037 2,144
0.0
5,680
6.500
%,
09/01/2037 6,018
0.0
49,596
6.500
%,
09/01/2037 52,120
0.0
60,711
6.500
%,
09/01/2037 63,713
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
221
6.500
%,
10/01/2037 $ 233
0.0
753
6.500
%,
10/01/2037 798
0.0
1,888
6.500
%,
10/01/2037 1,981
0.0
5,176
6.500
%,
10/01/2037 5,456
0.0
10,271
6.500
%,
10/01/2037 10,883
0.0
29,246
6.500
%,
11/01/2037 30,671
0.0
1,052
6.500
%,
12/01/2037 1,098
0.0
1,120
6.500
%,
12/01/2037 1,171
0.0
1,200
6.500
%,
12/01/2037 1,250
0.0
1,225
6.500
%,
12/01/2037 1,281
0.0
4,101
6.500
%,
12/01/2037 4,345
0.0
4,175
6.500
%,
12/01/2037 4,356
0.0
47,068
6.500
%,
12/01/2037 49,562
0.0
427
6.500
%,
01/01/2038 445
0.0
6,060
6.500
%,
01/01/2038 6,407
0.0
30,834
6.500
%,
03/01/2038 32,532
0.0
18,507
6.500
%,
04/01/2038 19,611
0.0
22,518
6.500
%,
08/01/2038 23,633
0.0
29,659
6.500
%,
08/01/2038 30,989
0.0
18,182
6.500
%,
09/01/2038 19,082
0.0
1,224
6.500
%,
10/01/2038 1,297
0.0
4,508
6.500
%,
10/01/2038 4,762
0.0
10,198
6.500
%,
10/01/2038 10,752
0.0
71,751
6.500
%,
10/01/2038 75,635
0.0
7,206
6.500
%,
11/01/2038 7,606
0.0
361
6.500
%,
01/01/2039 375
0.0
17,131
6.500
%,
01/01/2039 17,962
0.0
4,385
6.500
%,
03/01/2039 4,570
0.0
4,436
6.500
%,
09/01/2039 4,636
0.0
73,401,157
14.6
Total U.S. Government
Agency Obligations
(Cost $139,339,857)
131,137,137
26.0
CORPORATE BONDS/NOTES : 25.3%
Basic Materials : 0.5%
13,000  Air Products and
Chemicals, Inc.,
1.850%,
05/15/2027 12,591
0.0
94,000  Air Products and
Chemicals, Inc.,
2.050%,
05/15/2030 85,912
0.1
44,000  Air Products and
Chemicals, Inc.,
2.700%,
05/15/2040 32,854
0.0
13,000
(1)
Albemarle Corp.,
4.650%,
06/01/2027 13,019
0.0
12,000  Albemarle Corp.,
5.050%,
06/01/2032 11,854
0.0
7,000  Albemarle Corp.,
5.450%,
12/01/2044 6,334
0.0
9,000  Albemarle Corp.,
5.650%,
06/01/2052 7,951
0.0
10,000  ArcelorMittal SA,
4.250%,
07/16/2029 9,986
0.0
8,000  ArcelorMittal SA,
4.550%,
03/11/2026 7,999
0.0
10,000
(1)
ArcelorMittal SA,
6.000%,
06/17/2034 10,684
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
10,000
(1)
ArcelorMittal SA,
6.350%,
06/17/2054 $ 10,460
0.0
24,000  ArcelorMittal SA,
6.550%,
11/29/2027 25,046
0.0
9,000  ArcelorMittal SA,
6.750%,
03/01/2041 9,778
0.0
20,000
(1)
ArcelorMittal SA,
6.800%,
11/29/2032 22,260
0.0
14,000  ArcelorMittal SA,
7.000%,
10/15/2039 15,736
0.0
67,000  Barrick PD Australia
Finance Pty Ltd.,
5.950%,
10/15/2039 71,194
0.0
20,000  BHP Billiton Finance
USA Ltd., 4.125%,
02/24/2042 17,632
0.0
20,000  BHP Billiton Finance
USA Ltd., 4.750%,
02/28/2028 20,325
0.0
20,000  BHP Billiton Finance
USA Ltd., 4.875%,
02/27/2026 20,051
0.0
15,000
(1)
BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 15,339
0.0
51,000  BHP Billiton Finance
USA Ltd., 5.000%,
09/30/2043 49,203
0.0
14,000  BHP Billiton Finance
USA Ltd., 5.100%,
09/08/2028 14,405
0.0
17,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 17,211
0.0
18,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 18,769
0.0
30,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 31,255
0.0
16,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 16,267
0.0
7,000  BHP Billiton Finance
USA Ltd., 6.420%,
03/01/2026 7,066
0.0
15,000  CF Industries, Inc.,
4.950%,
06/01/2043 13,812
0.0
15,000  CF Industries, Inc.,
5.150%,
03/15/2034 15,146
0.0
15,000  CF Industries, Inc.,
5.375%,
03/15/2044 14,523
0.0
17,000  Dow Chemical Co.,
2.100%,
11/15/2030 15,054
0.0
123,000  Dow Chemical Co.,
3.600%,
11/15/2050 83,385
0.1
81,000  Dow Chemical Co.,
4.250%,
10/01/2034 74,840
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
39,000  DuPont de Nemours,
Inc., 5.419%,
11/15/2048 $ 38,591
0.0
50,000  Eastman Chemical Co.,
4.650%,
10/15/2044 42,867
0.0
19,000  Ecolab, Inc., 2.700%,
12/15/2051 11,996
0.0
59,000  Ecolab, Inc., 2.750%,
08/18/2055 36,521
0.0
10,000  EIDP, Inc., 2.300%,
07/15/2030 9,203
0.0
12,000  EIDP, Inc., 4.500%,
05/15/2026 12,023
0.0
12,000
(1)
EIDP, Inc., 4.800%,
05/15/2033 12,093
0.0
10,000  FMC Corp., 3.200%,
10/01/2026 9,892
0.0
10,000  FMC Corp., 3.450%,
10/01/2029 9,448
0.0
10,000  FMC Corp., 4.500%,
10/01/2049 7,684
0.0
10,000
(1)
FMC Corp., 5.650%,
05/18/2033 10,004
0.0
10,000
(1)
FMC Corp., 6.375%,
05/18/2053 9,884
0.0
10,000  Freeport-McMoRan,
Inc., 4.125%,
03/01/2028 9,944
0.0
9,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 8,903
0.0
9,000  Freeport-McMoRan,
Inc., 4.375%,
08/01/2028 8,958
0.0
12,000  Freeport-McMoRan,
Inc., 4.625%,
08/01/2030 11,890
0.0
9,000
(1)
Freeport-McMoRan,
Inc., 5.000%,
09/01/2027 9,002
0.0
10,000  Freeport-McMoRan,
Inc., 5.250%,
09/01/2029 10,133
0.0
15,000  Freeport-McMoRan,
Inc., 5.400%,
11/14/2034 15,382
0.0
35,000  Freeport-McMoRan,
Inc., 5.450%,
03/15/2043 33,732
0.0
8,000  International Flavors
& Fragrances, Inc.,
4.450%,
09/26/2028 8,031
0.0
10,000  International Flavors
& Fragrances, Inc.,
5.000%,
09/26/2048 8,800
0.0
77,000  International Paper Co.,
4.350%,
08/15/2048 63,054
0.0
63,000  Linde, Inc., 1.100%,
08/10/2030 54,836
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
6,000
(1)
Lubrizol Corp., 6.500%,
10/01/2034 $ 6,791
0.0
20,000  LYB International
Finance BV, 4.875%,
03/15/2044 17,157
0.0
15,000  LYB International
Finance BV, 5.250%,
07/15/2043 13,458
0.0
12,000  LYB International
Finance II BV, 3.500%,
03/02/2027 11,863
0.0
10,000  LYB International
Finance III LLC,
1.250%,
10/01/2025 10,000
0.0
10,000
(1)
LYB International
Finance III LLC,
2.250%,
10/01/2030 8,931
0.0
15,000  LYB International
Finance III LLC,
3.375%,
10/01/2040 11,105
0.0
20,000  LYB International
Finance III LLC,
3.625%,
04/01/2051 13,395
0.0
10,000  LYB International
Finance III LLC,
3.800%,
10/01/2060 6,447
0.0
20,000  LYB International
Finance III LLC,
4.200%,
10/15/2049 14,798
0.0
20,000  LYB International
Finance III LLC,
4.200%,
05/01/2050 14,826
0.0
15,000  LYB International
Finance III LLC,
5.500%,
03/01/2034 15,096
0.0
10,000
(1)
LYB International
Finance III LLC,
5.625%,
05/15/2033 10,288
0.0
17,000
(1)
LyondellBasell
Industries NV, 4.625%,
02/26/2055 13,393
0.0
47,000
(1)
Mosaic Co., 5.450%,
11/15/2033 48,601
0.0
49,000  Newmont Corp. /
Newcrest Finance
Pty Ltd., 3.250%,
05/13/2030 46,998
0.0
33,000
(1)
Newmont Corp. /
Newcrest Finance
Pty Ltd., 4.200%,
05/13/2050 27,610
0.0
9,000  Nucor Corp., 2.979%,
12/15/2055 5,706
0.0
11,000
(1)
Nucor Corp., 3.850%,
04/01/2052 8,553
0.0
7,000  Nucor Corp., 4.400%,
05/01/2048 5,998
0.0
17,000  Nucor Corp., 5.200%,
08/01/2043 16,699
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
11,000  Nucor Corp., 6.400%,
12/01/2037 $ 12,273
0.0
13,000  Nutrien Ltd., 2.950%,
05/13/2030 12,257
0.0
10,000  Nutrien Ltd., 3.950%,
05/13/2050 7,773
0.0
8,000  Nutrien Ltd., 4.000%,
12/15/2026 7,986
0.0
9,000  Nutrien Ltd., 4.125%,
03/15/2035 8,360
0.0
15,000  Nutrien Ltd., 4.200%,
04/01/2029 14,985
0.0
15,000  Nutrien Ltd., 4.900%,
03/27/2028 15,269
0.0
10,000  Nutrien Ltd., 4.900%,
06/01/2043 9,243
0.0
15,000  Nutrien Ltd., 5.000%,
04/01/2049 13,742
0.0
9,000  Nutrien Ltd., 5.250%,
01/15/2045 8,561
0.0
9,000  Nutrien Ltd., 5.625%,
12/01/2040 9,086
0.0
15,000  Nutrien Ltd., 5.800%,
03/27/2053 15,265
0.0
10,000  Nutrien Ltd., 5.875%,
12/01/2036 10,516
0.0
8,000  Nutrien Ltd., 6.125%,
01/15/2041 8,437
0.0
24,000  PPG Industries, Inc.,
1.200%,
03/15/2026 23,674
0.0
19,000  PPG Industries, Inc.,
2.550%,
06/15/2030 17,602
0.0
6,000  Rio Tinto Alcan, Inc.,
5.750%,
06/01/2035 6,423
0.0
15,000  Rio Tinto Alcan, Inc.,
6.125%,
12/15/2033 16,477
0.0
8,000  Rio Tinto Alcan, Inc.,
7.250%,
03/15/2031 9,206
0.0
126,000  Rio Tinto Finance
USA Ltd., 2.750%,
11/02/2051 79,085
0.1
23,000  Rio Tinto Finance
USA Ltd., 5.200%,
11/02/2040 23,056
0.0
15,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 16,221
0.0
15,000  Rio Tinto Finance
USA PLC, 4.125%,
08/21/2042 13,036
0.0
10,000  Rio Tinto Finance
USA PLC, 4.750%,
03/22/2042 9,363
0.0
13,000  Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 13,393
0.0
22,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 20,842
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
6,000  RPM International, Inc.,
2.950%,
01/15/2032 $ 5,426
0.0
8,000  RPM International, Inc.,
3.750%,
03/15/2027 7,943
0.0
6,000  RPM International, Inc.,
4.250%,
01/15/2048 5,057
0.0
7,000  RPM International, Inc.,
4.550%,
03/01/2029 7,053
0.0
17,000  RPM International, Inc.,
5.250%,
06/01/2045 16,416
0.0
28,000  Sherwin-Williams Co.,
2.900%,
03/15/2052 17,683
0.0
10,000  Sherwin-Williams Co.,
3.300%,
05/15/2050 6,974
0.0
202,000  Sherwin-Williams Co.,
3.450%,
06/01/2027 200,169
0.1
11,000  Sherwin-Williams Co.,
3.800%,
08/15/2049 8,456
0.0
15,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 12,977
0.0
71,000  Southern Copper Corp.,
5.875%,
04/23/2045 73,690
0.0
23,000  Southern Copper Corp.,
6.750%,
04/16/2040 26,215
0.0
7,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 6,661
0.0
10,000  Steel Dynamics, Inc.,
3.250%,
01/15/2031 9,452
0.0
8,000  Steel Dynamics, Inc.,
3.250%,
10/15/2050 5,554
0.0
12,000  Steel Dynamics, Inc.,
3.450%,
04/15/2030 11,561
0.0
8,000  Steel Dynamics, Inc.,
5.000%,
12/15/2026 8,002
0.0
12,000  Steel Dynamics, Inc.,
5.375%,
08/15/2034 12,412
0.0
11,000  Suzano Austria GmbH,
2.500%,
09/15/2028 10,379
0.0
34,000  Suzano Austria GmbH,
3.750%,
01/15/2031 32,258
0.0
21,000  Suzano Austria GmbH
DM3N, 3.125%,
01/15/2032 18,911
0.0
32,000  Vale Overseas Ltd.,
3.750%,
07/08/2030 30,896
0.0
32,000  Vale Overseas Ltd.,
6.125%,
06/12/2033 34,259
0.0
28,000  Vale Overseas Ltd.,
6.875%,
11/21/2036 31,556
0.0
25,000  Vale Overseas Ltd.,
6.875%,
11/10/2039 28,078
0.0
10,000  Vale SA, 5.625%,
09/11/2042 10,213
0.0
7,000  Westlake Corp.,
2.875%,
08/15/2041 4,827
0.0
12,000  Westlake Corp.,
3.125%,
08/15/2051 7,451
0.0
6,000
(1)
Westlake Corp.,
3.375%,
06/15/2030 5,720
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
9,000  Westlake Corp.,
3.375%,
08/15/2061 $ 5,432
0.0
15,000
(1)
Westlake Corp.,
3.600%,
08/15/2026 14,909
0.0
10,000  Westlake Corp.,
4.375%,
11/15/2047 7,900
0.0
14,000
(1)
Westlake Corp.,
5.000%,
08/15/2046 12,358
0.0
2,677,504
0.5
Communications : 2.2%
200,000
(1)
Alibaba Group
Holding Ltd., 2.125%,
02/09/2031 180,303
0.1
200,000
(1)
Alibaba Group
Holding Ltd., 2.700%,
02/09/2041 149,710
0.1
212,000
(1)
Alibaba Group
Holding Ltd., 3.400%,
12/06/2027 209,738
0.1
139,000  Alphabet, Inc., 1.100%,
08/15/2030 121,785
0.0
104,000  Alphabet, Inc., 1.900%,
08/15/2040 71,119
0.0
71,000
(1)
Alphabet, Inc., 2.250%,
08/15/2060 38,385
0.0
22,000  Amazon.com, Inc.,
1.200%,
06/03/2027 21,111
0.0
35,000  Amazon.com, Inc.,
1.500%,
06/03/2030 31,377
0.0
39,000  Amazon.com, Inc.,
1.650%,
05/12/2028 36,953
0.0
52,000  Amazon.com, Inc.,
2.100%,
05/12/2031 46,806
0.0
44,000  Amazon.com, Inc.,
2.500%,
06/03/2050 27,206
0.0
40,000  Amazon.com, Inc.,
2.700%,
06/03/2060 23,684
0.0
35,000  Amazon.com, Inc.,
2.875%,
05/12/2041 26,872
0.0
56,000  Amazon.com, Inc.,
3.100%,
05/12/2051 38,997
0.0
61,000  Amazon.com, Inc.,
3.150%,
08/22/2027 60,349
0.0
36,000  Amazon.com, Inc.,
3.250%,
05/12/2061 24,104
0.0
35,000  Amazon.com, Inc.,
3.300%,
04/13/2027 34,758
0.0
26,000  Amazon.com, Inc.,
3.450%,
04/13/2029 25,635
0.0
44,000
(1)
Amazon.com, Inc.,
3.600%,
04/13/2032 42,554
0.0
48,000  Amazon.com, Inc.,
3.875%,
08/22/2037 44,277
0.0
44,000  Amazon.com, Inc.,
3.950%,
04/13/2052 35,719
0.0
61,000  Amazon.com, Inc.,
4.050%,
08/22/2047 51,653
0.0
16,000
(1)
Amazon.com, Inc.,
4.100%,
04/13/2062 12,888
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
39,000  Amazon.com, Inc.,
4.250%,
08/22/2057 $ 32,799
0.0
35,000  Amazon.com, Inc.,
4.550%,
12/01/2027 35,533
0.0
26,000  Amazon.com, Inc.,
4.650%,
12/01/2029 26,685
0.0
39,000  Amazon.com, Inc.,
4.700%,
12/01/2032 40,109
0.0
22,000  Amazon.com, Inc.,
4.800%,
12/05/2034 22,748
0.0
26,000  Amazon.com, Inc.,
4.950%,
12/05/2044 25,743
0.0
147,000  America Movil SAB de
CV, 6.125%,
11/15/2037 157,988
0.1
13,000  America Movil SAB de
CV, 6.375%,
03/01/2035 14,439
0.0
33,000  AppLovin Corp.,
5.950%,
12/01/2054 33,454
0.0
202,000  AT&T, Inc., 1.700%,
03/25/2026 199,655
0.1
403,000  AT&T, Inc., 3.500%,
06/01/2041 322,332
0.1
282,000  AT&T, Inc., 3.500%,
09/15/2053 195,211
0.1
42,000  AT&T, Inc., 3.500%,
02/01/2061 27,708
0.0
202,000  AT&T, Inc., 3.650%,
06/01/2051 146,180
0.1
202,000  AT&T, Inc., 4.500%,
05/15/2035 195,254
0.1
171,000  AT&T, Inc., 4.650%,
06/01/2044 150,939
0.1
212,000  Baidu, Inc., 1.720%,
04/09/2026 209,572
0.1
23,000  Bell Telephone Co. of
Canada or Bell Canada,
4.464%,
04/01/2048 19,232
0.0
17,000
(1)
Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 17,306
0.0
14,000
(1)
Bell Telephone Co. of
Canada or Bell Canada,
5.200%,
02/15/2034 14,179
0.0
15,000
(1)
Bell Telephone Co. of
Canada or Bell Canada,
5.550%,
02/15/2054 14,667
0.0
28,000
(1)
Bell Telephone Co.
of Canada or Bell
Canada US-6, 3.200%,
02/15/2052 18,659
0.0
10,000  Booking Holdings, Inc.,
3.550%,
03/15/2028 9,897
0.0
20,000  Booking Holdings, Inc.,
3.600%,
06/01/2026 19,941
0.0
69,000  British
Telecommunications
PLC, 9.625%,
12/15/2030 84,978
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
25,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 $ 23,255
0.0
20,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 17,118
0.0
32,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 28,879
0.0
30,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
06/01/2041 21,900
0.0
27,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.500%,
03/01/2042 19,458
0.0
41,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.700%,
04/01/2051 27,067
0.0
20,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.750%,
02/15/2028 19,695
0.0
37,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.850%,
04/01/2061 23,079
0.0
48,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 32,533
0.0
28,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 17,728
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
25,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.200%,
03/15/2028 $ 24,889
0.0
20,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
04/01/2033 18,977
0.0
28,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 19,416
0.0
56,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 44,382
0.0
25,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.050%,
03/30/2029 25,331
0.0
25,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.125%,
07/01/2049 20,686
0.0
30,000
(1)
Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 25,085
0.0
16,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
04/01/2038 15,098
0.0
50,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.375%,
05/01/2047 43,243
0.0
20,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.500%,
04/01/2063 16,772
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
49,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.750%,
04/01/2048 $ 44,444
0.0
30,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 31,487
0.0
40,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.384%,
10/23/2035 41,921
0.0
70,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.484%,
10/23/2045 69,192
0.0
30,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 31,983
0.0
18,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.650%,
02/01/2034 19,242
0.0
10,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.834%,
10/23/2055 10,230
0.0
264,000  Cisco Systems, Inc.,
5.500%,
01/15/2040 275,777
0.1
171,000
(1)
Comcast Corp.,
1.950%,
01/15/2031 151,930
0.1
32,000  Comcast Corp.,
2.650%,
02/01/2030 30,014
0.0
38,000  Comcast Corp.,
2.650%,
08/15/2062 20,033
0.0
108,000  Comcast Corp.,
2.887%,
11/01/2051 66,585
0.0
121,000  Comcast Corp.,
2.937%,
11/01/2056 71,868
0.0
81,000  Comcast Corp.,
2.987%,
11/01/2063 46,293
0.0
32,000  Comcast Corp.,
3.400%,
04/01/2030 30,968
0.0
202,000  Comcast Corp.,
3.750%,
04/01/2040 169,962
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
146,000  Comcast Corp.,
3.969%,
11/01/2047 $ 114,186
0.0
151,000  Comcast Corp.,
4.200%,
08/15/2034 144,240
0.1
28,000
(1)
Comcast Corp.,
4.250%,
10/15/2030 28,058
0.0
151,000  Comcast Corp.,
4.250%,
01/15/2033 147,978
0.1
23,000  Comcast Corp.,
6.500%,
11/15/2035 25,748
0.0
8,000  Corning, Inc., 3.900%,
11/15/2049 6,295
0.0
15,000  Corning, Inc., 4.375%,
11/15/2057 12,466
0.0
6,000  Corning, Inc., 4.700%,
03/15/2037 5,876
0.0
10,000  Corning, Inc., 4.750%,
03/15/2042 9,260
0.0
11,000  Corning, Inc., 5.350%,
11/15/2048 10,697
0.0
19,000  Corning, Inc., 5.450%,
11/15/2079 17,849
0.0
8,000  Corning, Inc., 5.750%,
08/15/2040 8,379
0.0
6,000  Corning, Inc., 5.850%,
11/15/2068 5,989
0.0
84,000  Deutsche Telekom
International Finance
BV, 8.750%,
06/15/2030 99,037
0.0
150,000  eBay, Inc., 2.700%,
03/11/2030 140,336
0.1
10,000  Expedia Group, Inc.,
2.950%,
03/15/2031 9,275
0.0
25,000
(1)
Expedia Group, Inc.,
3.250%,
02/15/2030 23,895
0.0
20,000  Expedia Group, Inc.,
3.800%,
02/15/2028 19,831
0.0
15,000  Expedia Group, Inc.,
4.625%,
08/01/2027 15,107
0.0
15,000  Expedia Group, Inc.,
5.000%,
02/15/2026 15,001
0.0
12,000  Fox Corp., 3.500%,
04/08/2030 11,628
0.0
40,000  Fox Corp., 4.709%,
01/25/2029 40,522
0.0
25,000  Fox Corp., 5.476%,
01/25/2039 25,107
0.0
26,000  Fox Corp., 5.576%,
01/25/2049 25,330
0.0
25,000  Fox Corp., 6.500%,
10/13/2033 27,533
0.0
67,000
(1)
Grupo Televisa SAB,
6.625%,
01/15/2040 61,901
0.0
6,000
(1)
Grupo Televisa SAB,
8.500%,
03/11/2032 6,525
0.0
79,000  Interpublic Group of
Cos., Inc., 2.400%,
03/01/2031 70,626
0.0
8,000  Juniper Networks, Inc.,
1.200%,
12/10/2025 7,946
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
8,000  Juniper Networks, Inc.,
2.000%,
12/10/2030 $ 7,018
0.0
10,000  Juniper Networks, Inc.,
3.750%,
08/15/2029 9,767
0.0
8,000  Juniper Networks, Inc.,
5.950%,
03/15/2041 8,095
0.0
190,000  Meta Platforms, Inc.,
3.850%,
08/15/2032 184,989
0.1
53,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 45,545
0.0
12,000  Meta Platforms, Inc.,
4.800%,
05/15/2030 12,392
0.0
36,000  Meta Platforms, Inc.,
4.950%,
05/15/2033 37,291
0.0
62,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 61,304
0.0
38,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 37,751
0.0
51,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 51,768
0.0
36,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 37,054
0.0
18,000  Motorola Solutions, Inc.,
2.300%,
11/15/2030 16,276
0.0
17,000
(1)
Motorola Solutions, Inc.,
2.750%,
05/24/2031 15,525
0.0
14,000  Motorola Solutions, Inc.,
4.600%,
02/23/2028 14,153
0.0
16,000  Motorola Solutions, Inc.,
4.600%,
05/23/2029 16,176
0.0
8,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 8,194
0.0
18,000  Motorola Solutions, Inc.,
5.400%,
04/15/2034 18,665
0.0
8,000  Motorola Solutions, Inc.,
5.500%,
09/01/2044 7,991
0.0
12,000  Motorola Solutions, Inc.,
5.600%,
06/01/2032 12,638
0.0
105,000  NBCUniversal
Media LLC, 4.450%,
01/15/2043 91,797
0.0
20,000  Netflix, Inc., 4.375%,
11/15/2026 20,097
0.0
32,000  Netflix, Inc., 4.875%,
04/15/2028 32,708
0.0
20,000
(1)
Netflix, Inc., 4.900%,
08/15/2034 20,640
0.0
16,000  Netflix, Inc., 5.400%,
08/15/2054 16,126
0.0
38,000  Netflix, Inc., 5.875%,
11/15/2028 40,077
0.0
16,000  Netflix, Inc., 6.375%,
05/15/2029 17,244
0.0
10,000  Nokia Oyj, 4.375%,
06/12/2027 9,981
0.0
10,000  Nokia Oyj, 6.625%,
05/15/2039 10,529
0.0
31,000
(1)
Omnicom Group, Inc.,
5.300%,
11/01/2034 31,820
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
61,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 $ 60,771
0.0
62,000  Orange SA, 5.500%,
02/06/2044 61,941
0.0
26,000
(1)
Paramount Global,
4.200%,
05/19/2032 24,231
0.0
29,000  Paramount Global,
4.375%,
03/15/2043 22,397
0.0
64,000  Paramount Global,
4.950%,
05/19/2050 50,914
0.0
45,000  Paramount Global,
5.850%,
09/01/2043 41,122
0.0
55,000  Rogers
Communications, Inc.,
3.700%,
11/15/2049 41,063
0.0
138,000  Rogers
Communications, Inc.,
3.800%,
03/15/2032 130,409
0.1
28,000  Rogers
Communications, Inc.,
4.550%,
03/15/2052 23,228
0.0
48,000  Sprint Capital Corp.,
6.875%,
11/15/2028 51,641
0.0
31,000  Sprint Capital Corp.,
8.750%,
03/15/2032 37,776
0.0
80,000  Telefonica Emisiones
SA, 4.103%,
03/08/2027 79,871
0.0
86,000  Telefonica Emisiones
SA, 4.895%,
03/06/2048 73,875
0.0
42,000  Telefonica Emisiones
SA, 7.045%,
06/20/2036 47,403
0.0
12,000  TELUS Corp., 2.800%,
02/16/2027 11,781
0.0
18,000  TELUS Corp., 3.400%,
05/13/2032 16,582
0.0
10,000  TELUS Corp., 3.700%,
09/15/2027 9,916
0.0
61,000  Time Warner Cable
LLC, 4.500%,
09/15/2042 49,039
0.0
22,000
(1)
T-Mobile USA, Inc.,
1.500%,
02/15/2026 21,774
0.0
36,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 34,328
0.0
39,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 38,699
0.0
22,000  T-Mobile USA, Inc.,
2.250%,
11/15/2031 19,360
0.0
10,000  T-Mobile USA, Inc.,
2.400%,
03/15/2029 9,414
0.0
55,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 49,990
0.0
26,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 25,792
0.0
20,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 18,986
0.0
21,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 18,831
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
22,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 $ 20,290
0.0
55,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 41,352
0.0
65,000  T-Mobile USA, Inc.,
3.300%,
02/15/2051 44,337
0.0
48,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 46,615
0.0
60,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 41,144
0.0
53,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 50,428
0.0
3,000  T-Mobile USA, Inc.,
3.600%,
11/15/2060 2,040
0.0
86,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 85,525
0.0
152,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 149,093
0.1
43,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 38,847
0.0
65,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 54,717
0.0
33,000
(1)
T-Mobile USA, Inc.,
4.750%,
02/01/2028 33,051
0.0
18,000
(1)
T-Mobile USA, Inc.,
4.800%,
07/15/2028 18,332
0.0
22,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 22,426
0.0
57,000
(1)
T-Mobile USA, Inc.,
5.050%,
07/15/2033 58,242
0.0
27,000  T-Mobile USA, Inc.,
5.200%,
01/15/2033 27,868
0.0
38,000  T-Mobile USA, Inc.,
5.650%,
01/15/2053 37,572
0.0
22,000  T-Mobile USA, Inc.,
5.750%,
01/15/2034 23,319
0.0
27,000
(1)
T-Mobile USA, Inc.,
5.750%,
01/15/2054 27,018
0.0
15,000
(1)
T-Mobile USA, Inc.,
5.800%,
09/15/2062 15,101
0.0
22,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 22,794
0.0
103,000  TWDC Enterprises 18
Corp., GMTN, 4.125%,
06/01/2044 88,029
0.0
24,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 24,087
0.0
29,000  Uber Technologies, Inc.,
4.800%,
09/15/2034 29,074
0.0
24,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 23,302
0.0
20,000  Verizon
Communications, Inc.,
1.500%,
09/18/2030 17,490
0.0
46,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 40,257
0.0
94,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 82,459
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
75,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 $ 68,208
0.0
61,000  Verizon
Communications, Inc.,
2.650%,
11/20/2040 44,145
0.0
19,000  Verizon
Communications, Inc.,
2.850%,
09/03/2041 13,848
0.0
53,000  Verizon
Communications, Inc.,
2.875%,
11/20/2050 33,855
0.0
70,000  Verizon
Communications, Inc.,
2.987%,
10/30/2056 43,198
0.0
53,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 41,900
0.0
86,000  Verizon
Communications, Inc.,
3.550%,
03/22/2051 63,102
0.0
67,000  Verizon
Communications, Inc.,
3.700%,
03/22/2061 47,236
0.0
14,000  Verizon
Communications, Inc.,
3.850%,
11/01/2042 11,384
0.0
20,000  Verizon
Communications, Inc.,
3.875%,
02/08/2029 19,860
0.0
19,000
(1)
Verizon
Communications, Inc.,
3.875%,
03/01/2052 14,595
0.0
23,000  Verizon
Communications, Inc.,
4.000%,
03/22/2050 18,108
0.0
18,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 14,703
0.0
26,000  Verizon
Communications, Inc.,
4.272%,
01/15/2036 24,396
0.0
38,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 36,670
0.0
44,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 43,378
0.0
24,000  Verizon
Communications, Inc.,
4.522%,
09/15/2048 20,622
0.0
14,000  Verizon
Communications, Inc.,
4.672%,
03/15/2055 12,112
0.0
10,000  Verizon
Communications, Inc.,
4.750%,
11/01/2041 9,209
0.0
42,000  Verizon
Communications, Inc.,
4.780%,
02/15/2035 41,332
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
23,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 $ 21,949
0.0
45,000  Verizon
Communications, Inc.,
4.862%,
08/21/2046 40,971
0.0
13,000  Verizon
Communications, Inc.,
5.012%,
04/15/2049 12,075
0.0
15,000  Verizon
Communications, Inc.,
5.012%,
08/21/2054 13,708
0.0
20,000  Verizon
Communications, Inc.,
5.050%,
05/09/2033 20,472
0.0
22,000  Verizon
Communications, Inc.,
5.250%,
03/16/2037 22,241
0.0
141,000
(4)
Verizon
Communications, Inc.,
5.401%,
07/02/2037 143,312
0.1
9,000  Verizon
Communications, Inc.,
5.500%,
03/16/2047 8,845
0.0
9,000  Verizon
Communications, Inc.,
5.850%,
09/15/2035 9,594
0.0
7,000  Verizon
Communications, Inc.,
6.400%,
09/15/2033 7,725
0.0
16,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 17,875
0.0
12,000
(1)
Vodafone Group PLC,
5.000%,
05/30/2038 11,833
0.0
14,000  Vodafone Group PLC,
5.625%,
02/10/2053 13,637
0.0
40,000  Vodafone Group PLC,
5.750%,
06/28/2054 39,408
0.0
10,000  Vodafone Group PLC,
5.750%,
02/10/2063 9,747
0.0
60,000  Vodafone Group PLC,
5.875%,
06/28/2064 59,768
0.0
25,000  Vodafone Group PLC,
6.150%,
02/27/2037 27,252
0.0
10,000  Vodafone Group PLC,
6.250%,
11/30/2032 10,844
0.0
15,000  Vodafone Group PLC,
7.875%,
02/15/2030 17,150
0.0
202,000  Walt Disney Co.,
2.200%,
01/13/2028 194,951
0.1
51,000  Walt Disney Co.,
2.650%,
01/13/2031 47,466
0.0
139,000  Walt Disney Co.,
3.600%,
01/13/2051 105,233
0.0
86,000  Walt Disney Co.,
4.750%,
09/15/2044 79,984
0.0
10,811,787
2.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical : 1.5%
46,132  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 $ 44,724
0.0
25,128  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 24,191
0.0
29,815  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 28,795
0.0
13,000  American Honda
Finance Corp., 4.600%,
04/17/2030 13,114
0.0
10,000  American Honda
Finance Corp., 4.700%,
01/12/2028 10,129
0.0
13,000  American Honda
Finance Corp., 4.900%,
03/12/2027 13,157
0.0
14,000  American Honda
Finance Corp., 4.900%,
03/13/2029 14,298
0.0
15,000  American Honda
Finance Corp., 5.650%,
11/15/2028 15,645
0.0
10,000  American Honda
Finance Corp., GMTN,
3.500%,
02/15/2028 9,867
0.0
13,000  American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 13,042
0.0
14,000  American Honda
Finance Corp., GMTN,
4.400%,
09/05/2029 14,081
0.0
14,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 14,125
0.0
13,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 13,204
0.0
13,000  American Honda
Finance Corp., GMTN,
4.900%,
07/09/2027 13,188
0.0
14,000  American Honda
Finance Corp., GMTN,
5.050%,
07/10/2031 14,377
0.0
15,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 15,386
0.0
10,000  American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 10,637
0.0
14,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 13,658
0.0
11,000  American Honda
Finance Corp., MTN,
1.800%,
01/13/2031 9,608
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
14,000  American Honda
Finance Corp., MTN,
2.000%,
03/24/2028 $ 13,319
0.0
12,000  American Honda
Finance Corp., MTN,
2.250%,
01/12/2029 11,291
0.0
10,000  American Honda
Finance Corp., MTN,
2.350%,
01/08/2027 9,785
0.0
58,000  Aptiv PLC, 3.100%,
12/01/2051 36,843
0.0
6,000  Aptiv PLC, 4.350%,
03/15/2029 6,013
0.0
6,000  Aptiv PLC, 4.400%,
10/01/2046 4,816
0.0
7,000  Aptiv PLC, 5.400%,
03/15/2049 6,418
0.0
16,000  Aptiv PLC / Aptiv Corp.,
3.250%,
03/01/2032 14,722
0.0
20,000  Aptiv PLC / Aptiv Corp.,
4.150%,
05/01/2052 15,138
0.0
8,000  AutoNation, Inc.,
1.950%,
08/01/2028 7,507
0.0
9,000  AutoNation, Inc.,
2.400%,
08/01/2031 7,873
0.0
17,000  AutoNation, Inc.,
3.800%,
11/15/2027 16,835
0.0
14,000  AutoNation, Inc.,
3.850%,
03/01/2032 13,123
0.0
9,000  AutoNation, Inc.,
4.500%,
10/01/2025 9,000
0.0
10,000  AutoNation, Inc.,
4.750%,
06/01/2030 10,059
0.0
18,000  AutoZone, Inc., 1.650%,
01/15/2031 15,679
0.0
67,000  AutoZone, Inc., 5.400%,
07/15/2034 69,567
0.0
22,000  BorgWarner, Inc.,
2.650%,
07/01/2027 21,439
0.0
10,000
(1)
BorgWarner, Inc.,
4.375%,
03/15/2045 8,472
0.0
11,000
(1)
Brunswick Corp.,
2.400%,
08/18/2031 9,568
0.0
9,000
(1)
Brunswick Corp.,
4.400%,
09/15/2032 8,577
0.0
17,000  Brunswick Corp.,
5.100%,
04/01/2052 13,642
0.0
8,000
(1)
Brunswick Corp.,
5.850%,
03/18/2029 8,288
0.0
8,000  Choice Hotels
International, Inc.,
3.700%,
12/01/2029 7,643
0.0
9,000  Choice Hotels
International, Inc.,
3.700%,
01/15/2031 8,429
0.0
12,000  Choice Hotels
International, Inc.,
5.850%,
08/01/2034 12,280
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
25,000  Costco Wholesale
Corp., 1.375%,
06/20/2027 $ 24,024
0.0
36,000  Costco Wholesale
Corp., 1.600%,
04/20/2030 32,472
0.0
20,000  Costco Wholesale
Corp., 1.750%,
04/20/2032 17,325
0.0
20,000  Costco Wholesale
Corp., 3.000%,
05/18/2027 19,773
0.0
74,000  Cummins, Inc., 1.500%,
09/01/2030 65,508
0.0
44,000  Cummins, Inc., 2.600%,
09/01/2050 27,173
0.0
10,000  Darden Restaurants,
Inc., 3.850%,
05/01/2027 9,959
0.0
17,000  Darden Restaurants,
Inc., 4.550%,
02/15/2048 14,200
0.0
10,000  Darden Restaurants,
Inc., 6.300%,
10/10/2033 10,834
0.0
8,412  Delta Air Lines Pass
Through Trust 20-1,
AA, 2.000%,
12/10/2029 8,060
0.0
10,000  Delta Air Lines, Inc.,
3.750%,
10/28/2029 9,722
0.0
8,000  Delta Air Lines, Inc.,
4.375%,
04/19/2028 8,005
0.0
17,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 17,083
0.0
15,000
(1)
Dick's Sporting
Goods, Inc., 3.150%,
01/15/2032 13,748
0.0
15,000  Dick's Sporting
Goods, Inc., 4.100%,
01/15/2052 11,177
0.0
20,000  Dollar General Corp.,
3.500%,
04/03/2030 19,216
0.0
10,000  Dollar General Corp.,
4.125%,
05/01/2028 9,962
0.0
11,000  Dollar General Corp.,
4.625%,
11/01/2027 11,096
0.0
14,000
(1)
Dollar General Corp.,
5.000%,
11/01/2032 14,146
0.0
10,000  Dollar General Corp.,
5.200%,
07/05/2028 10,237
0.0
40,000  Dollar General Corp.,
5.450%,
07/05/2033 41,493
0.0
13,000
(1)
Dollar General Corp.,
5.500%,
11/01/2052 12,468
0.0
16,000
(1)
Dollar Tree, Inc.,
2.650%,
12/01/2031 14,280
0.0
8,000  Dollar Tree, Inc.,
3.375%,
12/01/2051 5,398
0.0
25,000  Dollar Tree, Inc.,
4.200%,
05/15/2028 24,938
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
33,000  DR Horton, Inc.,
5.500%,
10/15/2035 $ 34,237
0.0
50,000  Ford Motor Co.,
3.250%,
02/12/2032 43,761
0.0
122,000  Ford Motor Co.,
4.346%,
12/08/2026 121,519
0.0
40,000  Ford Motor Co.,
4.750%,
01/15/2043 31,910
0.0
74,000  Ford Motor Co.,
5.291%,
12/08/2046 62,384
0.0
142,000  Ford Motor Co.,
6.100%,
08/19/2032 145,512
0.1
36,000  Ford Motor Co.,
6.625%,
10/01/2028 37,969
0.0
10,000  Ford Motor Co.,
7.400%,
11/01/2046 10,840
0.0
74,000  Ford Motor Co.,
7.450%,
07/16/2031 81,883
0.0
35,000  Ford Motor Co.,
9.625%,
04/22/2030 40,800
0.0
15,000  General Motors Co.,
5.000%,
04/01/2035 14,620
0.0
25,000  General Motors Co.,
5.200%,
04/01/2045 22,535
0.0
52,000
(1)
General Motors Co.,
5.400%,
04/01/2048 47,451
0.0
30,000  General Motors Co.,
6.250%,
10/02/2043 30,524
0.0
151,000  General Motors Co.,
6.600%,
04/01/2036 163,054
0.1
171,000  General Motors
Financial Co., Inc.,
2.400%,
04/10/2028 163,177
0.1
20,000  General Motors
Financial Co., Inc.,
2.700%,
06/10/2031 17,886
0.0
61,000  General Motors
Financial Co., Inc.,
3.100%,
01/12/2032 54,972
0.0
171,000  General Motors
Financial Co., Inc.,
3.850%,
01/05/2028 169,465
0.1
171,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 171,239
0.1
202,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 202,341
0.1
30,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 31,550
0.0
28,000  Genuine Parts Co.,
6.875%,
11/01/2033 31,366
0.0
68,000  Hasbro, Inc., 3.900%,
11/19/2029 66,255
0.0
30,000  Home Depot, Inc.,
2.700%,
04/15/2030 28,267
0.0
171,000
(1)
Home Depot, Inc.,
2.800%,
09/14/2027 167,791
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
25,000
(1)
Home Depot, Inc.,
3.250%,
04/15/2032 $ 23,422
0.0
225,000  Home Depot, Inc.,
3.300%,
04/15/2040 184,474
0.1
25,000
(1)
Home Depot, Inc.,
4.500%,
09/15/2032 25,399
0.0
35,000  Home Depot, Inc.,
4.950%,
06/25/2034 35,855
0.0
10,000  Home Depot, Inc.,
5.400%,
09/15/2040 10,319
0.0
264,000  Home Depot, Inc.,
5.875%,
12/16/2036 287,605
0.1
20,000  Home Depot, Inc.,
5.950%,
04/01/2041 21,574
0.0
19,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 18,596
0.0
14,000  Honda Motor Co. Ltd.,
2.967%,
03/10/2032 12,764
0.0
65,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 66,258
0.0
8,000
(1)
Hyatt Hotels Corp.,
4.375%,
09/15/2028 8,014
0.0
8,000  Hyatt Hotels Corp.,
4.850%,
03/15/2026 8,007
0.0
9,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 9,234
0.0
7,000  Hyatt Hotels Corp.,
5.500%,
06/30/2034 7,169
0.0
12,000  Hyatt Hotels Corp.,
5.750%,
01/30/2027 12,230
0.0
9,000  Hyatt Hotels Corp.,
5.750%,
04/23/2030 9,365
0.0
19,000  Las Vegas Sands Corp.,
3.500%,
08/18/2026 18,854
0.0
15,000  Las Vegas Sands Corp.,
3.900%,
08/08/2029 14,519
0.0
15,000  Las Vegas Sands Corp.,
5.900%,
06/01/2027 15,310
0.0
10,000
(1)
Las Vegas Sands Corp.,
6.000%,
08/15/2029 10,420
0.0
10,000
(1)
Las Vegas Sands Corp.,
6.200%,
08/15/2034 10,471
0.0
29,000  Lear Corp., 4.250%,
05/15/2029 28,838
0.0
20,000  Lear Corp., 5.250%,
05/15/2049 18,046
0.0
10,000  Leggett & Platt, Inc.,
3.500%,
11/15/2027 9,805
0.0
10,000  Leggett & Platt, Inc.,
3.500%,
11/15/2051 6,551
0.0
10,000
(1)
Leggett & Platt, Inc.,
4.400%,
03/15/2029 9,850
0.0
41,000  Lennar Corp., 4.750%,
11/29/2027 41,399
0.0
16,000
(1)
LKQ Corp., 5.750%,
06/15/2028 16,542
0.0
12,000
(1)
LKQ Corp., 6.250%,
06/15/2033 12,813
0.0
20,000  Lowe's Cos., Inc.,
1.300%,
04/15/2028 18,699
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
20,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 $ 18,700
0.0
25,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 22,011
0.0
26,000  Lowe's Cos., Inc.,
2.625%,
04/01/2031 23,737
0.0
20,000  Lowe's Cos., Inc.,
2.800%,
09/15/2041 14,490
0.0
30,000  Lowe's Cos., Inc.,
3.000%,
10/15/2050 19,460
0.0
30,000  Lowe's Cos., Inc.,
3.100%,
05/03/2027 29,575
0.0
15,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 14,860
0.0
10,000  Lowe's Cos., Inc.,
3.500%,
04/01/2051 7,121
0.0
30,000  Lowe's Cos., Inc.,
3.650%,
04/05/2029 29,491
0.0
23,000  Lowe's Cos., Inc.,
3.700%,
04/15/2046 17,683
0.0
26,000  Lowe's Cos., Inc.,
3.750%,
04/01/2032 24,879
0.0
26,000  Lowe's Cos., Inc.,
4.050%,
05/03/2047 20,949
0.0
26,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 21,009
0.0
9,000  Lowe's Cos., Inc.,
4.375%,
09/15/2045 7,699
0.0
25,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 19,981
0.0
25,000  Lowe's Cos., Inc.,
4.500%,
04/15/2030 25,337
0.0
12,000  Lowe's Cos., Inc.,
4.550%,
04/05/2049 10,300
0.0
10,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 9,215
0.0
25,000  Lowe's Cos., Inc.,
5.000%,
04/15/2033 25,589
0.0
7,000  Lowe's Cos., Inc.,
5.000%,
04/15/2040 6,833
0.0
9,000  Lowe's Cos., Inc.,
5.125%,
04/15/2050 8,354
0.0
20,000
(1)
Lowe's Cos., Inc.,
5.150%,
07/01/2033 20,665
0.0
7,000  Lowe's Cos., Inc.,
5.500%,
10/15/2035 7,316
0.0
10,000
(1)
Lowe's Cos., Inc.,
5.750%,
07/01/2053 10,101
0.0
20,000
(1)
Lowe's Cos., Inc.,
5.800%,
09/15/2062 20,069
0.0
10,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 10,102
0.0
6,000  Lowe's Cos., Inc.,
6.500%,
03/15/2029 6,459
0.0
17,000
(1)
Magna International,
Inc., 2.450%,
06/15/2030 15,659
0.0
79,000  Marriott International,
Inc., 5.000%,
10/15/2027 80,403
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
38,000  Marriott International,
Inc., 5.500%,
04/15/2037 $ 38,850
0.0
129,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 118,751
0.0
106,000  McDonald's Corp.,
MTN, 3.625%,
09/01/2049 79,465
0.0
123,000  McDonald's Corp.,
MTN, 3.700%,
01/30/2026 122,789
0.1
17,000  McDonald's Corp.,
MTN, 4.600%,
05/26/2045 15,277
0.0
82,000  McDonald's Corp.,
MTN, 4.700%,
12/09/2035 81,459
0.0
111,000  McDonald's Corp.,
MTN, 6.300%,
10/15/2037 123,793
0.1
7,000  MDC Holdings, Inc.,
2.500%,
01/15/2031 6,180
0.0
6,000  MDC Holdings, Inc.,
3.850%,
01/15/2030 5,771
0.0
7,000  MDC Holdings, Inc.,
3.966%,
08/06/2061 4,689
0.0
10,000  MDC Holdings, Inc.,
6.000%,
01/15/2043 9,531
0.0
30,000  Mercedes-Benz Finance
North America LLC,
8.500%,
01/18/2031 35,756
0.0
63,000  NIKE, Inc., 2.375%,
11/01/2026 61,989
0.0
13,000  NIKE, Inc., 3.375%,
11/01/2046 9,764
0.0
68,000  NIKE, Inc., 3.375%,
03/27/2050 49,456
0.0
10,000  O'Reilly Automotive,
Inc., 1.750%,
03/15/2031 8,720
0.0
10,000  O'Reilly Automotive,
Inc., 3.550%,
03/15/2026 9,973
0.0
15,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 14,872
0.0
10,000  O'Reilly Automotive,
Inc., 3.900%,
06/01/2029 9,895
0.0
10,000  O'Reilly Automotive,
Inc., 4.200%,
04/01/2030 9,972
0.0
10,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 10,065
0.0
17,000  O'Reilly Automotive,
Inc., 4.700%,
06/15/2032 17,151
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
15,000  O'Reilly Automotive,
Inc., 5.750%,
11/20/2026 $ 15,263
0.0
6,000  PACCAR Financial
Corp., 4.600%,
01/10/2028 6,093
0.0
10,000  PACCAR Financial
Corp., DMTN, 5.200%,
11/09/2026 10,142
0.0
6,000  PACCAR Financial
Corp., MTN, 1.100%,
05/11/2026 5,900
0.0
6,000  PACCAR Financial
Corp., MTN, 2.000%,
02/04/2027 5,849
0.0
10,000  PACCAR Financial
Corp., MTN, 4.450%,
03/30/2026 10,024
0.0
12,000  PACCAR Financial
Corp., MTN, 4.600%,
01/31/2029 12,229
0.0
6,000  PACCAR Financial
Corp., MTN, 4.950%,
10/03/2025 6,000
0.0
6,000  PACCAR Financial
Corp., MTN, 4.950%,
08/10/2028 6,175
0.0
8,000  PACCAR Financial
Corp., MTN, 5.050%,
08/10/2026 8,082
0.0
23,000  PACCAR Financial
Corp. MTN, MTN,
5.000%,
03/22/2034 23,728
0.0
7,000  PulteGroup, Inc.,
5.000%,
01/15/2027 7,064
0.0
6,000  PulteGroup, Inc.,
6.000%,
02/15/2035 6,449
0.0
8,000  PulteGroup, Inc.,
6.375%,
05/15/2033 8,733
0.0
17,000  PulteGroup, Inc.,
7.875%,
06/15/2032 20,041
0.0
10,000  Southwest Airlines Co.,
2.625%,
02/10/2030 9,224
0.0
17,000  Southwest Airlines Co.,
3.000%,
11/15/2026 16,763
0.0
6,000  Southwest Airlines Co.,
3.450%,
11/16/2027 5,898
0.0
36,000  Southwest Airlines Co.,
5.125%,
06/15/2027 36,450
0.0
10,000  Starbucks Corp.,
2.000%,
03/12/2027 9,715
0.0
15,000  Starbucks Corp.,
2.250%,
03/12/2030 13,776
0.0
10,000  Starbucks Corp.,
2.450%,
06/15/2026 9,894
0.0
25,000
(1)
Starbucks Corp.,
2.550%,
11/15/2030 22,955
0.0
20,000
(1)
Starbucks Corp.,
3.000%,
02/14/2032 18,408
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
10,000  Starbucks Corp.,
3.350%,
03/12/2050 $ 6,945
0.0
12,000  Starbucks Corp.,
3.500%,
03/01/2028 11,855
0.0
25,000  Starbucks Corp.,
3.500%,
11/15/2050 17,828
0.0
20,000  Starbucks Corp.,
3.550%,
08/15/2029 19,613
0.0
10,000  Starbucks Corp.,
3.750%,
12/01/2047 7,604
0.0
15,000  Starbucks Corp.,
4.000%,
11/15/2028 14,980
0.0
7,000  Starbucks Corp.,
4.300%,
06/15/2045 5,854
0.0
20,000  Starbucks Corp.,
4.450%,
08/15/2049 16,859
0.0
20,000  Starbucks Corp.,
4.500%,
11/15/2048 17,060
0.0
20,000  Starbucks Corp.,
4.750%,
02/15/2026 20,047
0.0
10,000
(1)
Starbucks Corp.,
4.800%,
02/15/2033 10,137
0.0
20,000  Starbucks Corp.,
4.850%,
02/08/2027 20,205
0.0
10,000  Starbucks Corp.,
4.900%,
02/15/2031 10,296
0.0
10,000
(1)
Starbucks Corp.,
5.000%,
02/15/2034 10,215
0.0
10,000  Tapestry, Inc., 3.050%,
03/15/2032 9,085
0.0
8,000  Tapestry, Inc., 4.125%,
07/15/2027 7,996
0.0
171,000  Target Corp., 1.950%,
01/15/2027 167,003
0.1
15,000  Target Corp., 2.350%,
02/15/2030 13,971
0.0
10,000  Target Corp., 2.650%,
09/15/2030 9,323
0.0
20,000  Target Corp., 2.950%,
01/15/2052 13,156
0.0
12,000  Target Corp., 3.625%,
04/15/2046 9,271
0.0
11,000  Target Corp., 3.900%,
11/15/2047 8,842
0.0
23,000  Target Corp., 4.000%,
07/01/2042 19,653
0.0
10,000
(1)
Target Corp., 4.400%,
01/15/2033 10,009
0.0
20,000
(1)
Target Corp., 4.500%,
09/15/2032 20,128
0.0
23,000
(1)
Target Corp., 4.800%,
01/15/2053 20,906
0.0
6,000  Target Corp., 6.350%,
11/01/2032 6,692
0.0
53,000  TJX Cos., Inc., 1.600%,
05/15/2031 46,452
0.0
11,000
(1)
Toyota Motor Corp.,
2.362%,
03/25/2031 10,002
0.0
10,000  Toyota Motor Corp.,
5.123%,
07/13/2033 10,438
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
10,000  Toyota Motor Credit
Corp., 1.900%,
09/12/2031 $ 8,736
0.0
10,000  Toyota Motor Credit
Corp., 4.700%,
01/12/2033 10,151
0.0
41,000
(1)
Toyota Motor Credit
Corp., 5.350%,
01/09/2035 42,894
0.0
202,000  Toyota Motor Credit
Corp., GMTN, 3.050%,
01/11/2028 197,925
0.1
171,000  Toyota Motor Credit
Corp., MTN, 1.900%,
04/06/2028 162,796
0.1
8,000  Toyota Motor Credit
Corp., MTN, 2.400%,
01/13/2032 7,152
0.0
171,000  Toyota Motor Credit
Corp., MTN, 3.200%,
01/11/2027 169,487
0.1
16,000  Toyota Motor Credit
Corp., MTN, 4.800%,
01/05/2034 16,293
0.0
13,000  Tractor Supply Co.,
1.750%,
11/01/2030 11,437
0.0
15,000  Tractor Supply Co.,
5.250%,
05/15/2033 15,494
0.0
30,050  United Airlines Pass
Through Trust 2016-1,
A, 3.450%,
01/07/2030 28,878
0.0
116,457  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 111,932
0.0
25,000  Walmart, Inc., 1.050%,
09/17/2026 24,374
0.0
25,000  Walmart, Inc., 1.500%,
09/22/2028 23,430
0.0
40,000  Walmart, Inc., 1.800%,
09/22/2031 35,313
0.0
7,000  Walmart, Inc., 2.375%,
09/24/2029 6,624
0.0
17,000  Walmart, Inc., 2.500%,
09/22/2041 12,325
0.0
30,000  Walmart, Inc., 2.650%,
09/22/2051 19,230
0.0
13,000  Walmart, Inc., 2.950%,
09/24/2049 9,071
0.0
16,000  Walmart, Inc., 3.050%,
07/08/2026 15,922
0.0
15,000  Walmart, Inc., 3.250%,
07/08/2029 14,705
0.0
8,000  Walmart, Inc., 3.625%,
12/15/2047 6,352
0.0
26,000  Walmart, Inc., 3.700%,
06/26/2028 26,003
0.0
15,000  Walmart, Inc., 3.900%,
04/15/2028 15,063
0.0
20,000  Walmart, Inc., 3.950%,
09/09/2027 20,093
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
12,000  Walmart, Inc., 3.950%,
06/28/2038 $ 11,167
0.0
10,000
(1)
Walmart, Inc., 4.000%,
04/15/2030 10,075
0.0
7,000  Walmart, Inc., 4.000%,
04/11/2043 6,150
0.0
29,000  Walmart, Inc., 4.050%,
06/29/2048 24,468
0.0
26,000
(1)
Walmart, Inc., 4.100%,
04/15/2033 25,838
0.0
25,000
(1)
Walmart, Inc., 4.150%,
09/09/2032 25,067
0.0
6,000  Walmart, Inc., 4.300%,
04/22/2044 5,423
0.0
20,000  Walmart, Inc., 4.500%,
09/09/2052 17,951
0.0
26,000  Walmart, Inc., 4.500%,
04/15/2053 23,309
0.0
7,000  Walmart, Inc., 5.000%,
10/25/2040 7,143
0.0
23,000  Walmart, Inc., 5.250%,
09/01/2035 24,367
0.0
12,000  Walmart, Inc., 5.625%,
04/01/2040 12,925
0.0
11,000  Walmart, Inc., 5.625%,
04/15/2041 11,740
0.0
8,000  Walmart, Inc., 5.875%,
04/05/2027 8,264
0.0
16,000
(1)
Walmart, Inc., 6.200%,
04/15/2038 18,157
0.0
21,000  Walmart, Inc., 6.500%,
08/15/2037 24,403
0.0
10,000  Walmart, Inc., 7.550%,
02/15/2030 11,447
0.0
8,000  WW Grainger, Inc.,
3.750%,
05/15/2046 6,334
0.0
8,000  WW Grainger, Inc.,
4.200%,
05/15/2047 6,721
0.0
20,000  WW Grainger, Inc.,
4.600%,
06/15/2045 18,085
0.0
7,659,768
1.5
Consumer, Non-cyclical : 4.4%
76,000  Abbott Laboratories,
3.750%,
11/30/2026 75,997
0.0
29,000  Abbott Laboratories,
4.750%,
11/30/2036 29,278
0.0
93,000  Abbott Laboratories,
4.900%,
11/30/2046 89,315
0.0
124,000  AbbVie, Inc., 3.200%,
11/21/2029 119,664
0.0
124,000  AbbVie, Inc., 4.050%,
11/21/2039 111,033
0.0
78,000  AbbVie, Inc., 4.250%,
11/21/2049 65,760
0.0
22,000  AbbVie, Inc., 4.300%,
05/14/2036 21,154
0.0
97,000  AbbVie, Inc., 4.450%,
05/14/2046 85,914
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
95,000  AbbVie, Inc., 4.550%,
03/15/2035 $ 93,553
0.0
60,000  AbbVie, Inc., 4.700%,
05/14/2045 55,073
0.0
17,000  AbbVie, Inc., 4.750%,
03/15/2045 15,774
0.0
36,000  AbbVie, Inc., 4.875%,
11/14/2048 33,410
0.0
61,000  AbbVie, Inc., 5.400%,
03/15/2054 60,698
0.0
53,000  AbbVie, Inc., 5.500%,
03/15/2064 53,014
0.0
17,000  Adventist Health
System/West, 2.952%,
03/01/2029 16,057
0.0
17,000  Adventist Health
System/West, 3.630%,
03/01/2049 11,709
0.0
7,000  Adventist Health
System/West, 5.430%,
03/01/2032 7,185
0.0
9,000
(1)
Adventist Health
System/West, 5.757%,
12/01/2034 9,266
0.0
9,000  Advocate Health
& Hospitals Corp.,
3.387%,
10/15/2049 6,555
0.0
8,000  Advocate Health
& Hospitals Corp.,
3.829%,
08/15/2028 7,965
0.0
8,000  Advocate Health
& Hospitals Corp.,
4.272%,
08/15/2048 6,763
0.0
6,000  Advocate Health &
Hospitals Corp. 2020,
2.211%,
06/15/2030 5,506
0.0
8,000  Advocate Health &
Hospitals Corp. 2020,
3.008%,
06/15/2050 5,384
0.0
47,000  Aetna, Inc., 4.500%,
05/15/2042 40,657
0.0
38,000  Agilent Technologies,
Inc., 2.300%,
03/12/2031 34,119
0.0
10,000  Ahold Finance
USA LLC, 6.875%,
05/01/2029 10,883
0.0
6,000  Allina Health System
2019, 3.887%,
04/15/2049 4,688
0.0
6,000
(1)
Allina Health System
2021, 2.902%,
11/15/2051 3,833
0.0
30,000  Altria Group, Inc.,
2.450%,
02/04/2032 26,418
0.0
15,000  Altria Group, Inc.,
3.400%,
05/06/2030 14,400
0.0
30,000  Altria Group, Inc.,
3.400%,
02/04/2041 23,271
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
25,000
(1)
Altria Group, Inc.,
3.700%,
02/04/2051 $ 18,033
0.0
30,000  Altria Group, Inc.,
3.875%,
09/16/2046 23,030
0.0
20,000
(1)
Altria Group, Inc.,
4.000%,
02/04/2061 14,779
0.0
18,000  Altria Group, Inc.,
4.250%,
08/09/2042 15,169
0.0
10,000  Altria Group, Inc.,
4.450%,
05/06/2050 8,116
0.0
13,000  Altria Group, Inc.,
4.500%,
05/02/2043 11,221
0.0
39,000  Altria Group, Inc.,
4.800%,
02/14/2029 39,631
0.0
37,000  Altria Group, Inc.,
5.375%,
01/31/2044 36,416
0.0
40,000  Altria Group, Inc.,
5.800%,
02/14/2039 41,503
0.0
22,000  Altria Group, Inc.,
5.950%,
02/14/2049 22,498
0.0
10,000  Altria Group, Inc.,
6.200%,
11/01/2028 10,569
0.0
10,000  Altria Group, Inc.,
6.875%,
11/01/2033 11,306
0.0
10,000  American University
2019, 3.672%,
04/01/2049 7,689
0.0
19,000
(1)
Amgen, Inc., 2.000%,
01/15/2032 16,499
0.0
403,000  Amgen, Inc., 2.300%,
02/25/2031 363,052
0.1
161,000  Amgen, Inc., 3.150%,
02/21/2040 126,792
0.1
19,000  Amgen, Inc., 3.350%,
02/22/2032 17,847
0.0
14,000  Amgen, Inc., 4.200%,
03/01/2033 13,621
0.0
185,000  Amgen, Inc., 4.400%,
05/01/2045 160,741
0.1
68,000  Amgen, Inc., 4.663%,
06/15/2051 59,443
0.0
12,000  Amgen, Inc., 4.950%,
10/01/2041 11,371
0.0
14,000  Amgen, Inc., 5.150%,
11/15/2041 13,634
0.0
53,000  Amgen, Inc., 5.250%,
03/02/2030 54,951
0.0
8,000  Amgen, Inc., 5.650%,
06/15/2042 8,211
0.0
15,000  Amgen, Inc., 5.650%,
03/02/2053 14,972
0.0
7,000  Amgen, Inc., 5.750%,
03/15/2040 7,288
0.0
15,000  Amgen, Inc., 5.750%,
03/02/2063 14,976
0.0
9,000  Amgen, Inc., 6.375%,
06/01/2037 10,039
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
115,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 $ 113,597
0.0
128,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 120,004
0.1
14,000  Anheuser-Busch InBev
Finance, Inc., 4.700%,
02/01/2036 13,829
0.0
31,000  Anheuser-Busch InBev
Finance, Inc., 4.900%,
02/01/2046 28,977
0.0
38,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
3.500%,
06/01/2030 37,012
0.0
38,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.439%,
10/06/2048 33,056
0.0
93,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
01/23/2029 94,928
0.0
15,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
01/23/2031 15,508
0.0
33,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.950%,
01/15/2042 31,741
0.0
43,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 44,449
0.0
72,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.550%,
01/23/2049 72,844
0.0
43,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.800%,
01/23/2059 44,857
0.0
7,000
(1)
Anheuser-Busch
InBev Worldwide, Inc.,
5.875%,
06/15/2035 7,658
0.0
10,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.000%,
11/15/2039 12,829
0.0
28,000  Anheuser-Busch
InBev Worldwide, Inc.,
8.200%,
01/15/2039 36,148
0.0
20,000  Archer-Daniels-
Midland Co., 2.500%,
08/11/2026 19,763
0.0
15,000  Archer-Daniels-
Midland Co., 2.700%,
09/15/2051 9,369
0.0
15,000  Archer-Daniels-
Midland Co., 2.900%,
03/01/2032 13,706
0.0
20,000  Archer-Daniels-
Midland Co., 3.250%,
03/27/2030 19,242
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
8,000  Archer-Daniels-
Midland Co., 3.750%,
09/15/2047 $ 6,222
0.0
8,000  Archer-Daniels-
Midland Co., 4.016%,
04/16/2043 6,784
0.0
10,000
(1)
Archer-Daniels-
Midland Co., 4.500%,
08/15/2033 9,974
0.0
12,000  Archer-Daniels-
Midland Co., 4.500%,
03/15/2049 10,490
0.0
8,000  Archer-Daniels-
Midland Co., 4.535%,
03/26/2042 7,264
0.0
9,000
(1)
Archer-Daniels-
Midland Co., 5.375%,
09/15/2035 9,501
0.0
7,000  Archer-Daniels-
Midland Co., 5.935%,
10/01/2032 7,624
0.0
24,000  Ascension Health,
3.945%,
11/15/2046 19,701
0.0
9,000  Ascension Health,
4.847%,
11/15/2053 8,193
0.0
18,000  Ascension Health B,
2.532%,
11/15/2029 16,936
0.0
12,000  Ascension Health B,
3.106%,
11/15/2039 9,475
0.0
174,000
(1)
AstraZeneca PLC,
4.000%,
01/17/2029 174,204
0.1
13,000
(1)
AstraZeneca PLC,
4.375%,
08/17/2048 11,445
0.0
138,000  AstraZeneca PLC,
6.450%,
09/15/2037 157,381
0.1
41,000  Automatic Data
Processing, Inc.,
4.450%,
09/09/2034 40,840
0.0
10,000  Avery Dennison Corp.,
2.250%,
02/15/2032 8,667
0.0
10,000  Avery Dennison Corp.,
2.650%,
04/30/2030 9,273
0.0
10,000  Avery Dennison Corp.,
4.875%,
12/06/2028 10,173
0.0
8,000
(1)
Avery Dennison Corp.,
5.750%,
03/15/2033 8,462
0.0
6,000  Banner Health, 1.897%,
01/01/2031 5,327
0.0
6,000  Banner Health, 2.338%,
01/01/2030 5,570
0.0
7,000  Banner Health, 2.907%,
01/01/2042 5,231
0.0
6,000  Banner Health, 2.913%,
01/01/2051 3,860
0.0
6,000  Banner Health 2020,
3.181%,
01/01/2050 4,115
0.0
10,000  Baptist Healthcare
System Obligated
Group 20B, 3.540%,
08/15/2050 7,248
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
14,000  BAT Capital Corp.,
3.557%,
08/15/2027 $ 13,860
0.0
18,000  Baxalta, Inc., 5.250%,
06/23/2045 17,339
0.0
13,000  Baxter International,
Inc., 1.730%,
04/01/2031 11,179
0.0
29,000  Baxter International,
Inc., 1.915%,
02/01/2027 28,118
0.0
25,000  Baxter International,
Inc., 2.272%,
12/01/2028 23,470
0.0
31,000
(1)
Baxter International,
Inc., 2.539%,
02/01/2032 27,186
0.0
15,000  Baxter International,
Inc., 2.600%,
08/15/2026 14,797
0.0
15,000  Baxter International,
Inc., 3.132%,
12/01/2051 9,581
0.0
9,000  Baxter International,
Inc., 3.500%,
08/15/2046 6,433
0.0
10,000  Baxter International,
Inc., 3.950%,
04/01/2030 9,806
0.0
10,000  BayCare Health
System, Inc. 2020,
3.831%,
11/15/2050 7,819
0.0
8,000  Baylor Scott & White
Holdings, 3.967%,
11/15/2046 6,546
0.0
27,000  Baylor Scott & White
Holdings, 4.185%,
11/15/2045 22,994
0.0
6,000  Baylor Scott & White
Holdings 2021,
1.777%,
11/15/2030 5,325
0.0
18,000  Baylor Scott & White
Holdings 2021,
2.839%,
11/15/2050 11,656
0.0
26,000  Becton Dickinson & Co.,
1.957%,
02/11/2031 22,941
0.0
78,000  Becton Dickinson & Co.,
3.794%,
05/20/2050 59,769
0.0
30,000
(1)
Biogen, Inc., 2.250%,
05/01/2030 27,378
0.0
30,000  Biogen, Inc., 3.150%,
05/01/2050 19,523
0.0
31,000
(1)
Biogen, Inc., 3.250%,
02/15/2051 20,325
0.0
23,000  Biogen, Inc., 5.200%,
09/15/2045 21,235
0.0
8,000  Bio-Rad Laboratories,
Inc., 3.300%,
03/15/2027 7,893
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
16,000  Bio-Rad Laboratories,
Inc., 3.700%,
03/15/2032 $ 14,962
0.0
8,000  Bon Secours Mercy
Health, Inc., 3.464%,
06/01/2030 7,760
0.0
24,000  Boston Scientific Corp.,
2.650%,
06/01/2030 22,457
0.0
7,000  Boston Scientific Corp.,
4.000%,
03/01/2028 7,022
0.0
9,000  Boston Scientific Corp.,
4.550%,
03/01/2039 8,613
0.0
13,000  Boston Scientific Corp.,
4.700%,
03/01/2049 11,943
0.0
21,000  Boston Scientific Corp.,
6.500%,
11/15/2035 23,578
0.0
6,000  Boston Scientific Corp.,
7.375%,
01/15/2040 7,329
0.0
202,000
(1)
Bristol-Myers
Squibb Co., 1.125%,
11/13/2027 191,123
0.1
66,000  Bristol-Myers
Squibb Co., 2.350%,
11/13/2040 46,349
0.0
171,000  Bristol-Myers
Squibb Co., 3.250%,
08/01/2042 132,289
0.1
202,000
(1)
Bristol-Myers
Squibb Co., 3.900%,
02/20/2028 202,047
0.1
76,000  Bristol-Myers
Squibb Co., 4.250%,
10/26/2049 63,057
0.0
171,000  Bristol-Myers
Squibb Co., 4.625%,
05/15/2044 155,179
0.1
35,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 34,737
0.0
11,000  Brown University A,
2.924%,
09/01/2050 7,460
0.0
6,000  Brown-Forman Corp.,
4.000%,
04/15/2038 5,417
0.0
10,000  Brown-Forman Corp.,
4.500%,
07/15/2045 8,891
0.0
13,000
(1)
Brown-Forman Corp.,
4.750%,
04/15/2033 13,160
0.0
36,000  Bunge Ltd. Finance
Corp., 2.750%,
05/14/2031 33,020
0.0
35,000  Bunge Ltd. Finance
Corp., 5.150%,
08/04/2035 35,427
0.0
10,000  California Institute of
Technology, 3.650%,
09/01/2119 6,540
0.0
8,000  California Institute of
Technology, 4.321%,
08/01/2045 6,943
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
7,000  California Institute of
Technology, 4.700%,
11/01/2111 $ 5,839
0.0
10,000  Campbell Soup Co.,
2.375%,
04/24/2030 9,141
0.0
10,000  Campbell Soup Co.,
3.125%,
04/24/2050 6,600
0.0
20,000  Campbell Soup Co.,
4.150%,
03/15/2028 19,981
0.0
14,000  Campbell Soup Co.,
4.800%,
03/15/2048 12,351
0.0
10,000  Campbell Soup Co.,
5.200%,
03/19/2027 10,160
0.0
12,000  Campbell Soup Co.,
5.200%,
03/21/2029 12,327
0.0
8,000  Campbell Soup Co.,
5.300%,
03/20/2026 8,029
0.0
20,000  Campbell Soup Co.,
5.400%,
03/21/2034 20,499
0.0
53,000  Cardinal Health, Inc.,
4.900%,
09/15/2045 48,012
0.0
21,000  Cardinal Health, Inc.,
5.750%,
11/15/2054 21,076
0.0
20,000  Case Western Reserve
University 22-C,
5.405%,
06/01/2122 18,960
0.0
56,000  Cencora, Inc., 2.800%,
05/15/2030 52,465
0.0
22,000  Cencora, Inc., 4.250%,
03/01/2045 18,493
0.0
47,000  Centene Corp., 2.450%,
07/15/2028 43,712
0.0
45,000  Centene Corp., 2.500%,
03/01/2031 38,792
0.0
26,000  Centene Corp., 2.625%,
08/01/2031 22,352
0.0
45,000  Centene Corp., 3.000%,
10/15/2030 40,237
0.0
40,000  Centene Corp., 3.375%,
02/15/2030 36,822
0.0
49,000  Centene Corp., 4.250%,
12/15/2027 48,158
0.0
60,000  Centene Corp., 4.625%,
12/15/2029 58,214
0.0
7,000  Children's Hospital
Corp. 2017, 4.115%,
01/01/2047 5,886
0.0
17,000  Children's Hospital
Corp. 2020, 2.585%,
02/01/2050 10,565
0.0
52,000  Church & Dwight
Co., Inc., 5.600%,
11/15/2032 55,154
0.0
47,000  Cigna Group, 2.375%,
03/15/2031 42,298
0.0
171,000  Cigna Group, 3.400%,
03/01/2027 169,430
0.1
45,000  Cigna Group, 4.800%,
08/15/2038 42,961
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
34,000  Cigna Group, 4.800%,
07/15/2046 $ 30,547
0.0
171,000  Cigna Group, 4.900%,
12/15/2048 153,607
0.1
20,000  Cintas Corp. No 2,
3.700%,
04/01/2027 19,927
0.0
16,000  Cintas Corp. No 2,
4.000%,
05/01/2032 15,657
0.0
5,000  City of Hope 2013,
5.623%,
11/15/2043 4,957
0.0
17,000  City of Hope 2018,
4.378%,
08/15/2048 14,039
0.0
8,000  Cleveland Clinic
Foundation, 4.858%,
01/01/2114 6,946
0.0
49,000  Clorox Co., 1.800%,
05/15/2030 43,955
0.0
171,000  Coca-Cola Co., 1.500%,
03/05/2028 162,106
0.1
65,000  Coca-Cola Co., 1.650%,
06/01/2030 58,481
0.0
89,000  Coca-Cola Co., 2.500%,
03/15/2051 54,472
0.0
27,000  Coca-Cola Co., 2.750%,
06/01/2060 16,433
0.0
58,000  Coca-Cola Co., 2.900%,
05/25/2027 57,134
0.0
79,000  Coca-Cola Co., 3.000%,
03/05/2051 54,022
0.0
40,000  Coca-Cola Co., 5.400%,
05/13/2064 39,845
0.0
7,000  Coca-Cola
Consolidated, Inc.,
3.800%,
11/25/2025 6,993
0.0
14,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 14,476
0.0
10,000  Coca-Cola
Consolidated, Inc.,
5.450%,
06/01/2034 10,471
0.0
43,000  Colgate-Palmolive
Co., MTN, 4.000%,
08/15/2045 36,201
0.0
9,000  CommonSpirit Health,
1.547%,
10/01/2025 9,000
0.0
11,000  CommonSpirit Health,
2.782%,
10/01/2030 10,175
0.0
19,000  CommonSpirit Health,
3.347%,
10/01/2029 18,377
0.0
14,000  CommonSpirit Health,
3.817%,
10/01/2049 10,553
0.0
13,000  CommonSpirit Health,
3.910%,
10/01/2050 9,772
0.0
16,000  CommonSpirit Health,
4.187%,
10/01/2049 12,733
0.0
44,000  CommonSpirit Health,
4.350%,
11/01/2042 37,928
0.0
16,000  CommonSpirit Health,
5.205%,
12/01/2031 16,553
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
15,000  CommonSpirit Health,
5.318%,
12/01/2034 $ 15,253
0.0
10,000  CommonSpirit Health,
5.548%,
12/01/2054 9,653
0.0
10,000  CommonSpirit Health,
6.073%,
11/01/2027 10,373
0.0
6,000  CommonSpirit Health,
6.461%,
11/01/2052 6,564
0.0
20,000  Conagra Brands, Inc.,
1.375%,
11/01/2027 18,844
0.0
20,000  Conagra Brands, Inc.,
4.600%,
11/01/2025 19,994
0.0
26,000  Conagra Brands, Inc.,
4.850%,
11/01/2028 26,279
0.0
10,000  Conagra Brands, Inc.,
5.300%,
10/01/2026 10,105
0.0
20,000  Conagra Brands, Inc.,
5.300%,
11/01/2038 19,211
0.0
20,000  Conagra Brands, Inc.,
5.400%,
11/01/2048 18,283
0.0
8,000  Conagra Brands, Inc.,
7.000%,
10/01/2028 8,569
0.0
6,000  Conagra Brands, Inc.,
8.250%,
09/15/2030 6,906
0.0
203,000
(1)
Constellation Brands,
Inc., 2.250%,
08/01/2031 179,021
0.1
10,000
(1)
Cottage Health
Obligated Group 2020,
3.304%,
11/01/2049 7,108
0.0
232,000  CVS Health Corp.,
3.625%,
04/01/2027 230,116
0.1
101,000  CVS Health Corp.,
4.300%,
03/25/2028 101,081
0.0
101,000  CVS Health Corp.,
4.780%,
03/25/2038 94,704
0.0
141,000  CVS Health Corp.,
5.050%,
03/25/2048 125,565
0.1
180,000  CVS Health Corp.,
5.125%,
07/20/2045 163,495
0.1
15,000  CVS Health Corp.,
5.300%,
12/05/2043 14,049
0.0
86,000  CVS Health Corp.,
6.000%,
06/01/2063 84,788
0.0
30,000  CVS Health Corp.,
6.250%,
09/15/2065 30,536
0.0
77,000  Danaher Corp., 2.800%,
12/10/2051 49,692
0.0
137,000  Diageo Capital PLC,
2.125%,
04/29/2032 118,590
0.0
31,000  Diageo Capital PLC,
3.875%,
05/18/2028 30,901
0.0
6,000  Dignity Health, 4.500%,
11/01/2042 5,265
0.0
6,000  Dignity Health, 5.267%,
11/01/2064 5,453
0.0
8,000  Duke University 2020,
2.682%,
10/01/2044 5,893
0.0
18,000  Duke University 2020,
2.757%,
10/01/2050 11,682
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
12,000  Duke University 2020,
2.832%,
10/01/2055 $ 7,595
0.0
12,000  Duke University Health
System, Inc. 2017,
3.920%,
06/01/2047 9,719
0.0
151,000  Elevance Health, Inc.,
1.500%,
03/15/2026 149,315
0.1
151,000  Elevance Health, Inc.,
2.550%,
03/15/2031 137,131
0.1
20,000  Elevance Health, Inc.,
3.125%,
05/15/2050 13,276
0.0
22,000  Elevance Health, Inc.,
3.600%,
03/15/2051 15,761
0.0
202,000  Elevance Health, Inc.,
3.650%,
12/01/2027 200,598
0.1
151,000  Elevance Health, Inc.,
4.101%,
03/01/2028 150,941
0.1
46,000  Elevance Health, Inc.,
4.550%,
05/15/2052 38,619
0.0
86,000  Elevance Health, Inc.,
4.650%,
08/15/2044 76,336
0.0
40,000  Elevance Health, Inc.,
5.850%,
11/01/2064 39,842
0.0
27,000  Eli Lilly & Co., 2.250%,
05/15/2050 15,736
0.0
148,000  Eli Lilly & Co., 2.500%,
09/15/2060 84,051
0.0
9,000  Eli Lilly & Co., 3.100%,
05/15/2027 8,902
0.0
21,000  Eli Lilly & Co., 3.375%,
03/15/2029 20,622
0.0
9,000  Eli Lilly & Co., 3.700%,
03/01/2045 7,284
0.0
7,000  Eli Lilly & Co., 3.950%,
05/15/2047 5,801
0.0
21,000  Eli Lilly & Co., 3.950%,
03/15/2049 17,100
0.0
12,000  Eli Lilly & Co., 4.150%,
03/15/2059 9,728
0.0
20,000  Eli Lilly & Co., 4.500%,
02/09/2029 20,320
0.0
66,000  Eli Lilly & Co., 4.600%,
08/14/2034 66,289
0.0
22,000
(1)
Eli Lilly & Co., 4.700%,
02/27/2033 22,457
0.0
30,000  Eli Lilly & Co., 4.700%,
02/09/2034 30,346
0.0
27,000  Eli Lilly & Co., 4.875%,
02/27/2053 25,201
0.0
22,000  Eli Lilly & Co., 4.950%,
02/27/2063 20,333
0.0
15,000  Eli Lilly & Co., 5.000%,
02/27/2026 15,002
0.0
30,000  Eli Lilly & Co., 5.000%,
02/09/2054 28,406
0.0
13,000  Eli Lilly & Co., 5.050%,
08/14/2054 12,412
0.0
24,000  Eli Lilly & Co., 5.100%,
02/09/2064 22,715
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
9,000
(1)
Eli Lilly & Co., 5.500%,
03/15/2027 $ 9,226
0.0
10,000  Eli Lilly & Co., 5.550%,
03/15/2037 10,729
0.0
8,000  Emory University 2020,
2.143%,
09/01/2030 7,279
0.0
8,000  Emory University 2020,
2.969%,
09/01/2050 5,364
0.0
20,000  Equifax, Inc., 2.350%,
09/15/2031 17,689
0.0
8,000  Equifax, Inc., 2.600%,
12/15/2025 7,967
0.0
12,000  Equifax, Inc., 3.100%,
05/15/2030 11,360
0.0
15,000  Equifax, Inc., 5.100%,
12/15/2027 15,279
0.0
14,000  Equifax, Inc., 5.100%,
06/01/2028 14,316
0.0
15,000
(1)
Estee Lauder Cos., Inc.,
1.950%,
03/15/2031 13,250
0.0
29,000  Estee Lauder Cos., Inc.,
3.125%,
12/01/2049 19,272
0.0
49,000  Estee Lauder Cos., Inc.,
3.700%,
08/15/2042 38,056
0.0
14,000  Flowers Foods, Inc.,
2.400%,
03/15/2031 12,432
0.0
15,000  Ford Foundation 2020,
2.415%,
06/01/2050 9,051
0.0
15,000  Ford Foundation 2020,
2.815%,
06/01/2070 8,702
0.0
105,000  GE HealthCare
Technologies, Inc.,
5.857%,
03/15/2030 111,279
0.0
26,000  GE HealthCare
Technologies, Inc.,
5.905%,
11/22/2032 27,988
0.0
89,000
(1)
General Mills, Inc.,
3.000%,
02/01/2051 58,113
0.0
7,000  George Washington
University, 4.868%,
09/15/2045 6,532
0.0
18,000  George Washington
University 2014,
4.300%,
09/15/2044 15,252
0.0
16,000  George Washington
University 2018,
4.126%,
09/15/2048 13,225
0.0
18,000
(1)
Georgetown University,
5.115%,
04/01/2053 16,968
0.0
19,000  Georgetown University
20A, 2.943%,
04/01/2050 12,505
0.0
18,000  Georgetown University
A, 5.215%,
10/01/2118 16,135
0.0
20,000  Georgetown University
B, 4.315%,
04/01/2049 16,862
0.0
56,000  Gilead Sciences, Inc.,
3.650%,
03/01/2026 55,913
0.0
36,000  Gilead Sciences, Inc.,
4.150%,
03/01/2047 30,391
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
69,000  Gilead Sciences, Inc.,
4.500%,
02/01/2045 $ 61,949
0.0
77,000  Gilead Sciences, Inc.,
4.750%,
03/01/2046 70,814
0.0
120,000  Gilead Sciences, Inc.,
4.800%,
04/01/2044 112,264
0.0
101,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 113,601
0.0
22,000  Global Payments, Inc.,
1.200%,
03/01/2026 21,712
0.0
15,000  Global Payments, Inc.,
2.150%,
01/15/2027 14,621
0.0
20,000  Global Payments, Inc.,
2.900%,
05/15/2030 18,516
0.0
15,000  Global Payments, Inc.,
2.900%,
11/15/2031 13,457
0.0
25,000  Global Payments, Inc.,
3.200%,
08/15/2029 23,748
0.0
15,000  Global Payments, Inc.,
4.150%,
08/15/2049 11,410
0.0
15,000  Global Payments, Inc.,
4.800%,
04/01/2026 15,018
0.0
10,000  Global Payments, Inc.,
4.950%,
08/15/2027 10,125
0.0
10,000  Global Payments, Inc.,
5.300%,
08/15/2029 10,230
0.0
15,000  Global Payments, Inc.,
5.400%,
08/15/2032 15,354
0.0
15,000
(1)
Global Payments, Inc.,
5.950%,
08/15/2052 14,735
0.0
8,000  GXO Logistics, Inc.,
1.650%,
07/15/2026 7,835
0.0
8,000  GXO Logistics, Inc.,
2.650%,
07/15/2031 7,134
0.0
12,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 12,607
0.0
10,000  GXO Logistics, Inc.,
6.500%,
05/06/2034 10,759
0.0
6,000  Hackensack Meridian
Health, Inc., 4.211%,
07/01/2048 5,016
0.0
6,000  Hackensack Meridian
Health, Inc., 4.500%,
07/01/2057 5,120
0.0
10,000  Hackensack Meridian
Health, Inc. 2020,
2.675%,
09/01/2041 7,148
0.0
10,000  Hackensack Meridian
Health, Inc. 2020,
2.875%,
09/01/2050 6,477
0.0
76,000  Haleon US Capital LLC,
3.625%,
03/24/2032 72,051
0.0
19,000  HCA, Inc., 2.375%,
07/15/2031 16,860
0.0
22,000  HCA, Inc., 3.125%,
03/15/2027 21,701
0.0
10,000  HCA, Inc., 3.375%,
03/15/2029 9,704
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
58,000  HCA, Inc., 3.500%,
09/01/2030 $ 55,417
0.0
33,000  HCA, Inc., 3.500%,
07/15/2051 22,592
0.0
43,000  HCA, Inc., 3.625%,
03/15/2032 40,352
0.0
43,000  HCA, Inc., 4.125%,
06/15/2029 42,639
0.0
10,000  HCA, Inc., 4.375%,
03/15/2042 8,563
0.0
26,000  HCA, Inc., 4.500%,
02/15/2027 26,055
0.0
43,000  HCA, Inc., 4.625%,
03/15/2052 35,533
0.0
22,000  HCA, Inc., 5.125%,
06/15/2039 21,209
0.0
22,000  HCA, Inc., 5.200%,
06/01/2028 22,535
0.0
33,000  HCA, Inc., 5.250%,
06/15/2026 33,068
0.0
43,000  HCA, Inc., 5.250%,
06/15/2049 39,414
0.0
22,000  HCA, Inc., 5.375%,
09/01/2026 22,098
0.0
27,000  HCA, Inc., 5.450%,
09/15/2034 27,706
0.0
27,000  HCA, Inc., 5.500%,
06/01/2033 28,061
0.0
33,000  HCA, Inc., 5.500%,
06/15/2047 31,500
0.0
33,000  HCA, Inc., 5.625%,
09/01/2028 34,055
0.0
30,000  HCA, Inc., 5.875%,
02/15/2026 30,039
0.0
22,000  HCA, Inc., 5.875%,
02/01/2029 22,910
0.0
22,000
(1)
HCA, Inc., 5.900%,
06/01/2053 21,736
0.0
12,000  HCA, Inc., 5.950%,
09/15/2054 11,982
0.0
47,000  HCA, Inc., 6.100%,
04/01/2064 47,228
0.0
151,000  Hershey Co., 2.300%,
08/15/2026 148,956
0.1
32,000  Hershey Co., 2.650%,
06/01/2050 20,109
0.0
11,000  Hoag Memorial Hospital
Presbyterian, 3.803%,
07/15/2052 8,465
0.0
64,000  Hormel Foods Corp.,
1.800%,
06/11/2030 57,431
0.0
153,000  Humana, Inc., 4.950%,
10/01/2044 135,915
0.1
8,000  Indiana University
Health, Inc. Obligated
Group, 3.970%,
11/01/2048 6,495
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
17,000  Indiana University
Health, Inc. Obligated
Group 2021, 2.852%,
11/01/2051 $ 10,939
0.0
12,000  Ingredion, Inc., 2.900%,
06/01/2030 11,259
0.0
10,000  Ingredion, Inc., 3.200%,
10/01/2026 9,899
0.0
8,000  Ingredion, Inc., 3.900%,
06/01/2050 5,980
0.0
38,000  IQVIA, Inc., 6.250%,
02/01/2029 40,035
0.0
41,000
(4)
JBS USA Holding Lux
Sarl / JBS USA Foods
Group Holdings, Inc.
/ JBS USA Food Co.,
6.375%,
04/15/2066 42,252
0.0
12,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.000%,
02/02/2029 11,510
0.0
20,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.000%,
05/15/2032 17,906
0.0
19,000
(1)
JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.625%,
01/15/2032 17,734
0.0
10,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
3.750%,
12/01/2031 9,468
0.0
19,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
4.375%,
02/02/2052 14,975
0.0
32,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
5.750%,
04/01/2033 33,439
0.0
33,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
6.500%,
12/01/2052 34,856
0.0
30,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
6.750%,
03/15/2034 33,184
0.0
18,000  JBS USA Holding Lux
Sarl/ JBS USA Food
Co/ JBS Lux Co. Sarl,
7.250%,
11/15/2053 20,652
0.0
57,000
(1)
JM Smucker Co.,
6.500%,
11/15/2053 62,932
0.0
14,000  Johns Hopkins Health
System Corp., 3.837%,
05/15/2046 11,278
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
7,000  Johns Hopkins
University 2013,
4.083%,
07/01/2053 $ 5,698
0.0
8,000  Johns Hopkins
University A, 2.813%,
01/01/2060 4,705
0.0
17,000  Johns Hopkins
University A, 4.705%,
07/01/2032 17,299
0.0
35,000  Johnson & Johnson,
1.300%,
09/01/2030 30,953
0.0
25,000  Johnson & Johnson,
2.450%,
09/01/2060 14,263
0.0
179,000  Johnson & Johnson,
2.900%,
01/15/2028 175,929
0.1
172,000  Johnson & Johnson,
3.625%,
03/03/2037 156,297
0.1
40,000  Johnson & Johnson,
3.700%,
03/01/2046 32,933
0.0
86,000  Johnson & Johnson,
3.750%,
03/03/2047 70,694
0.0
12,000  Kaiser Foundation
Hospitals, 3.150%,
05/01/2027 11,856
0.0
26,000  Kaiser Foundation
Hospitals, 4.150%,
05/01/2047 21,797
0.0
12,000  Kaiser Foundation
Hospitals, 4.875%,
04/01/2042 11,389
0.0
20,000  Kaiser Foundation
Hospitals 2019,
3.266%,
11/01/2049 14,204
0.0
25,000  Kaiser Foundation
Hospitals 2021,
2.810%,
06/01/2041 18,531
0.0
28,000  Kaiser Foundation
Hospitals 2021,
3.002%,
06/01/2051 18,631
0.0
90,000  Kellogg Co., 2.100%,
06/01/2030 81,630
0.0
12,000  Kellogg Co., 3.250%,
04/01/2026 11,947
0.0
28,000
(1)
Kenvue, Inc., 5.050%,
03/22/2053 26,055
0.0
42,000  Kenvue, Inc., 5.200%,
03/22/2063 38,989
0.0
111,000  Keurig Dr Pepper, Inc.,
3.350%,
03/15/2051 73,568
0.0
11,000  Keurig Dr Pepper, Inc.,
4.500%,
11/15/2045 9,098
0.0
10,000  Keurig Dr Pepper,
Inc. 31*, 2.250%,
03/15/2031 8,822
0.0
51,000  Kimberly-Clark Corp.,
2.875%,
02/07/2050 33,859
0.0
14,000  Kimberly-Clark Corp.,
6.625%,
08/01/2037 16,328
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000  Koninklijke Ahold
Delhaize NV, 5.700%,
10/01/2040 $ 10,390
0.0
10,000  Koninklijke Philips NV,
5.000%,
03/15/2042 9,405
0.0
14,000  Koninklijke Philips NV,
6.875%,
03/11/2038 15,851
0.0
210,000  Kraft Heinz Foods Co.,
4.375%,
06/01/2046 174,891
0.1
10,000  Kroger Co., 1.700%,
01/15/2031 8,742
0.0
25,000  Kroger Co., 2.650%,
10/15/2026 24,659
0.0
20,000  Kroger Co., 4.450%,
02/01/2047 17,082
0.0
42,000  Kroger Co., 5.000%,
09/15/2034 42,379
0.0
7,000  Kroger Co., 5.000%,
04/15/2042 6,649
0.0
8,000  Kroger Co., 5.150%,
08/01/2043 7,591
0.0
6,000  Kroger Co., 5.400%,
07/15/2040 6,018
0.0
40,000  Kroger Co., 5.500%,
09/15/2054 39,020
0.0
30,000  Kroger Co., 5.650%,
09/15/2064 29,286
0.0
7,000  Kroger Co., 6.900%,
04/15/2038 8,033
0.0
58,000  Kroger Co., 7.500%,
04/01/2031 66,416
0.0
34,000
(1)
Laboratory Corp. of
America Holdings,
4.700%,
02/01/2045 30,544
0.0
18,000  Leland Stanford Junior
University, 1.289%,
06/01/2027 17,266
0.0
9,000  Leland Stanford Junior
University, 2.413%,
06/01/2050 5,534
0.0
15,000  Leland Stanford Junior
University, 3.647%,
05/01/2048 11,890
0.0
6,000
(1)
Mass General Brigham,
Inc. 2015, 4.117%,
07/01/2055 4,960
0.0
6,000  Mass General Brigham,
Inc. 2017, 3.765%,
07/01/2048 4,672
0.0
8,000  Mass General Brigham,
Inc. 2020, 3.192%,
07/01/2049 5,651
0.0
13,000  Mass General Brigham,
Inc. 2020, 3.342%,
07/01/2060 8,696
0.0
10,000  Massachusetts Institute
of Technology, 3.067%,
04/01/2052 6,889
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000
(1)
Massachusetts Institute
of Technology, 3.885%,
07/01/2116 $ 7,155
0.0
8,000  Massachusetts Institute
of Technology, 3.959%,
07/01/2038 7,429
0.0
11,000  Massachusetts Institute
of Technology, 4.678%,
07/01/2114 9,407
0.0
15,000  Massachusetts Institute
of Technology, 5.600%,
07/01/2111 15,235
0.0
11,000  Massachusetts Institute
of Technology F,
2.989%,
07/01/2050 7,531
0.0
21,000  Massachusetts Institute
of Technology G,
2.294%,
07/01/2051 12,309
0.0
6,000  Mayo Clinic, 3.774%,
11/15/2043 4,976
0.0
6,000  Mayo Clinic 2013,
4.000%,
11/15/2047 4,839
0.0
7,000  Mayo Clinic 2016,
4.128%,
11/15/2052 5,680
0.0
10,000  Mayo Clinic 2021,
3.196%,
11/15/2061 6,492
0.0
10,000  McCormick & Co., Inc.,
0.900%,
02/15/2026 9,871
0.0
10,000  McCormick & Co., Inc.,
1.850%,
02/15/2031 8,759
0.0
10,000  McCormick & Co., Inc.,
2.500%,
04/15/2030 9,261
0.0
15,000  McCormick & Co., Inc.,
3.400%,
08/15/2027 14,830
0.0
6,000  McCormick & Co., Inc.,
4.200%,
08/15/2047 4,933
0.0
10,000  McCormick & Co., Inc.,
4.950%,
04/15/2033 10,202
0.0
202,000  McKesson Corp.,
0.900%,
12/03/2025 200,810
0.1
33,000  McKesson Corp.,
5.250%,
05/30/2035 34,004
0.0
18,000  Mead Johnson
Nutrition Co., 4.600%,
06/01/2044 16,299
0.0
20,000  Medtronic Global
Holdings SCA, 4.250%,
03/30/2028 20,146
0.0
20,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 20,022
0.0
6,000  Medtronic, Inc., 4.000%,
04/01/2043 5,181
0.0
39,000  Medtronic, Inc., 4.375%,
03/15/2035 38,290
0.0
31,000  Medtronic, Inc., 4.625%,
03/15/2045 28,500
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
8,000  Memorial Sloan-
Kettering Cancer
Center, 4.125%,
07/01/2052 $ 6,535
0.0
8,000  Memorial Sloan-
Kettering Cancer
Center, 5.000%,
07/01/2042 7,749
0.0
11,000  Memorial Sloan-
Kettering Cancer
Center 2015, 4.200%,
07/01/2055 9,008
0.0
9,000  Memorial Sloan-
Kettering Cancer
Center 2020, 2.955%,
01/01/2050 6,006
0.0
54,000  Merck & Co., Inc.,
1.450%,
06/24/2030 47,864
0.0
171,000  Merck & Co., Inc.,
1.700%,
06/10/2027 165,258
0.1
171,000  Merck & Co., Inc.,
2.750%,
12/10/2051 108,059
0.0
86,000  Merck & Co., Inc.,
3.700%,
02/10/2045 69,075
0.0
62,000  Merck & Co., Inc.,
4.150%,
05/18/2043 53,935
0.0
11,000  Methodist Hospital 20A,
2.705%,
12/01/2050 6,876
0.0
67,000  Molson Coors
Beverage Co., 5.000%,
05/01/2042 62,652
0.0
158,000  Mondelez International,
Inc., 2.750%,
04/13/2030 148,215
0.1
17,000  Montefiore Obligated
Group, 4.287%,
09/01/2050 11,690
0.0
10,000  Montefiore Obligated
Group 18-C, 5.246%,
11/01/2048 8,204
0.0
12,000
(1)
Moody's Corp., 2.000%,
08/19/2031 10,552
0.0
12,000  Moody's Corp., 2.750%,
08/19/2041 8,697
0.0
10,000  Moody's Corp., 3.100%,
11/29/2061 6,397
0.0
10,000  Moody's Corp., 3.250%,
01/15/2028 9,836
0.0
6,000  Moody's Corp., 3.250%,
05/20/2050 4,158
0.0
10,000  Moody's Corp., 3.750%,
02/25/2052 7,628
0.0
8,000  Moody's Corp., 4.250%,
02/01/2029 8,036
0.0
10,000  Moody's Corp., 4.250%,
08/08/2032 9,880
0.0
8,000  Moody's Corp., 4.875%,
12/17/2048 7,361
0.0
12,000  Moody's Corp., 5.250%,
07/15/2044 11,760
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
6,000  Mount Sinai Hospital
2017, 3.981%,
07/01/2048 $ 4,469
0.0
10,000  Mount Sinai Hospital
2019, 3.737%,
07/01/2049 7,087
0.0
8,000  Mount Sinai Hospital
2020, 3.391%,
07/01/2050 5,106
0.0
15,000  Mylan, Inc., 4.550%,
04/15/2028 14,944
0.0
15,000  Mylan, Inc., 5.200%,
04/15/2048 12,300
0.0
10,000  Mylan, Inc., 5.400%,
11/29/2043 8,699
0.0
6,000  New York and
Presbyterian Hospital,
2.256%,
08/01/2040 4,211
0.0
6,000
(1)
New York and
Presbyterian Hospital,
2.606%,
08/01/2060 3,367
0.0
44,000  New York and
Presbyterian Hospital,
4.024%,
08/01/2045 36,848
0.0
7,000  New York and
Presbyterian Hospital,
4.063%,
08/01/2056 5,567
0.0
10,000  New York and
Presbyterian Hospital
2019, 3.954%,
08/01/2119 7,058
0.0
9,000  Northwell Healthcare,
Inc., 3.809%,
11/01/2049 6,694
0.0
10,000  Northwell Healthcare,
Inc., 3.979%,
11/01/2046 7,945
0.0
17,000  Northwell Healthcare,
Inc., 4.260%,
11/01/2047 13,984
0.0
11,000  Northwestern University,
4.643%,
12/01/2044 10,500
0.0
18,000  Northwestern University
2017, 3.662%,
12/01/2057 13,324
0.0
18,000
(1)
Northwestern University
2020, 2.640%,
12/01/2050 11,417
0.0
8,000  Novant Health, Inc.,
2.637%,
11/01/2036 6,408
0.0
14,000  Novant Health, Inc.,
3.168%,
11/01/2051 9,513
0.0
8,000  Novant Health, Inc.,
3.318%,
11/01/2061 5,271
0.0
90,000  Novartis Capital Corp.,
2.200%,
08/14/2030 82,773
0.0
56,000  Novartis Capital Corp.,
2.750%,
08/14/2050 36,751
0.0
60,000  Novartis Capital Corp.,
3.100%,
05/17/2027 59,395
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000  Novartis Capital Corp.,
3.700%,
09/21/2042 $ 8,378
0.0
18,000  Novartis Capital Corp.,
4.000%,
11/20/2045 15,267
0.0
21,000
(1)
Novartis Capital Corp.,
4.200%,
09/18/2034 20,546
0.0
11,000  NYU Langone
Hospitals, 4.368%,
07/01/2047 9,565
0.0
6,000  NYU Langone
Hospitals, 4.784%,
07/01/2044 5,536
0.0
7,000  NYU Langone Hospitals
13-A, 5.750%,
07/01/2043 7,245
0.0
11,000
(1)
NYU Langone Hospitals
2020, 3.380%,
07/01/2055 7,669
0.0
17,000  OhioHealth Corp.,
2.297%,
11/15/2031 15,180
0.0
17,000  OhioHealth Corp.,
2.834%,
11/15/2041 12,681
0.0
8,000  OhioHealth Corp. 2020,
3.042%,
11/15/2050 5,536
0.0
6,000  Orlando Health
Obligated Group,
3.327%,
10/01/2050 4,299
0.0
17,000  Orlando Health
Obligated Group,
4.089%,
10/01/2048 13,944
0.0
20,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 18,418
0.0
25,000  PayPal Holdings, Inc.,
2.650%,
10/01/2026 24,702
0.0
30,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 28,610
0.0
20,000
(1)
PayPal Holdings, Inc.,
3.250%,
06/01/2050 14,082
0.0
10,000  PayPal Holdings, Inc.,
3.900%,
06/01/2027 10,004
0.0
20,000
(1)
PayPal Holdings, Inc.,
4.400%,
06/01/2032 20,026
0.0
20,000
(1)
PayPal Holdings, Inc.,
5.050%,
06/01/2052 18,787
0.0
17,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 17,536
0.0
10,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 9,543
0.0
8,000
(1)
PayPal Holdings, Inc.,
5.500%,
06/01/2054 8,052
0.0
7,000  PeaceHealth Obligated
Group 2018, 4.787%,
11/15/2048 6,058
0.0
7,000  PeaceHealth Obligated
Group 2020, 1.375%,
11/15/2025 6,973
0.0
8,000  PeaceHealth Obligated
Group 2020, 3.218%,
11/15/2050 5,199
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
10,000  Pepsico Singapore
Financing I Pte Ltd.,
4.550%,
02/16/2029 $ 10,168
0.0
12,000  Pepsico Singapore
Financing I Pte Ltd.,
4.650%,
02/16/2027 12,125
0.0
10,000  Pepsico Singapore
Financing I Pte Ltd.,
4.700%,
02/16/2034 10,037
0.0
503,000  PepsiCo, Inc., 1.625%,
05/01/2030 451,193
0.1
20,000  PepsiCo, Inc., 2.750%,
10/21/2051 12,813
0.0
20,000  PepsiCo, Inc., 2.875%,
10/15/2049 13,434
0.0
10,000  PepsiCo, Inc., 3.375%,
07/29/2049 7,336
0.0
18,000  PepsiCo, Inc., 3.450%,
10/06/2046 13,804
0.0
18,000  PepsiCo, Inc., 3.625%,
03/19/2050 13,807
0.0
39,000  PepsiCo, Inc., 3.875%,
03/19/2060 30,376
0.0
11,000  PepsiCo, Inc., 4.000%,
05/02/2047 9,121
0.0
10,000  PepsiCo, Inc., 4.200%,
07/18/2052 8,353
0.0
144,000
(1)
Pfizer, Inc., 2.700%,
05/28/2050 90,897
0.0
202,000
(1)
Pfizer, Inc., 3.450%,
03/15/2029 198,776
0.1
202,000  Pfizer, Inc., 3.900%,
03/15/2039 178,506
0.1
171,000  Pfizer, Inc., 4.000%,
12/15/2036 159,696
0.1
21,000  Pfizer, Inc., 4.100%,
09/15/2038 19,094
0.0
93,000  Pfizer, Inc., 4.125%,
12/15/2046 77,871
0.0
51,000  Pfizer, Inc., 4.300%,
06/15/2043 44,947
0.0
10,000  Philip Morris
International, Inc.,
3.125%,
03/02/2028 9,793
0.0
12,000  Philip Morris
International, Inc.,
3.875%,
08/21/2042 9,980
0.0
236,000  Philip Morris
International, Inc.,
4.250%,
11/10/2044 203,720
0.1
57,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 59,544
0.0
8,000  Piedmont Healthcare,
Inc., 2.864%,
01/01/2052 5,099
0.0
17,000  Piedmont Healthcare,
Inc. 2032, 2.044%,
01/01/2032 14,610
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
6,000
(1)
Piedmont Healthcare,
Inc. 2042, 2.719%,
01/01/2042 $ 4,281
0.0
18,000  Pilgrim's Pride Corp.,
3.500%,
03/01/2032 16,490
0.0
20,000  Pilgrim's Pride Corp.,
4.250%,
04/15/2031 19,346
0.0
20,000  Pilgrim's Pride Corp.,
6.250%,
07/01/2033 21,374
0.0
10,000  Pilgrim's Pride Corp.,
6.875%,
05/15/2034 11,053
0.0
10,000
(1)
President and Fellows
of Harvard College,
2.517%,
10/15/2050 6,178
0.0
10,000  President and Fellows
of Harvard College,
3.150%,
07/15/2046 7,407
0.0
10,000  President and Fellows
of Harvard College,
3.300%,
07/15/2056 7,009
0.0
10,000  President and Fellows
of Harvard College,
3.745%,
11/15/2052 7,839
0.0
15,000
(1)
President and Fellows
of Harvard College,
4.609%,
02/15/2035 15,114
0.0
18,000  President and Fellows
of Harvard College,
4.875%,
10/15/2040 17,771
0.0
151,000  Procter & Gamble Co.,
1.000%,
04/23/2026 148,736
0.1
151,000  Procter & Gamble Co.,
1.950%,
04/23/2031 135,869
0.1
151,000  Procter & Gamble Co.,
2.800%,
03/25/2027 149,006
0.1
12,000  Procter & Gamble Co.,
3.600%,
03/25/2050 9,373
0.0
12,000  Providence St Joseph
Health Obligated Group,
5.403%,
10/01/2033 12,345
0.0
13,000  Providence St Joseph
Health Obligated
Group 19A, 2.532%,
10/01/2029 12,157
0.0
16,000  Providence St Joseph
Health Obligated
Group 21A, 2.700%,
10/01/2051 9,569
0.0
7,000  Providence St Joseph
Health Obligated Group
A, 3.930%,
10/01/2048 5,401
0.0
6,000  Providence St Joseph
Health Obligated Group
H, 2.746%,
10/01/2026 5,906
0.0
8,000  Providence St Joseph
Health Obligated Group
I, 3.744%,
10/01/2047 6,092
0.0
10,000  Quanta Services, Inc.,
2.350%,
01/15/2032 8,783
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
20,000  Quanta Services, Inc.,
2.900%,
10/01/2030 $ 18,689
0.0
32,000  Quanta Services, Inc.,
3.050%,
10/01/2041 23,814
0.0
72,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 66,216
0.0
25,000  Regeneron
Pharmaceuticals, Inc.,
1.750%,
09/15/2030 22,057
0.0
15,000  Regeneron
Pharmaceuticals, Inc.,
2.800%,
09/15/2050 9,336
0.0
15,000  RELX Capital, Inc.,
3.000%,
05/22/2030 14,212
0.0
19,000  RELX Capital, Inc.,
4.000%,
03/18/2029 18,901
0.0
10,000  RELX Capital, Inc.,
4.750%,
05/20/2032 10,188
0.0
10,000  Revvity, Inc., 1.900%,
09/15/2028 9,323
0.0
10,000  Revvity, Inc., 2.250%,
09/15/2031 8,685
0.0
8,000  Revvity, Inc., 2.550%,
03/15/2031 7,163
0.0
17,000  Revvity, Inc., 3.300%,
09/15/2029 16,262
0.0
8,000  Revvity, Inc., 3.625%,
03/15/2051 5,690
0.0
171,000
(1)
Reynolds American,
Inc., 5.700%,
08/15/2035 178,125
0.1
228,000  Reynolds American,
Inc., 6.150%,
09/15/2043 234,729
0.1
14,000  Rockefeller Foundation
2020, 2.492%,
10/01/2050 8,632
0.0
19,000  Royalty Pharma PLC,
3.300%,
09/02/2040 14,584
0.0
14,000
(1)
Royalty Pharma PLC,
3.350%,
09/02/2051 9,388
0.0
20,000  Royalty Pharma PLC,
3.550%,
09/02/2050 14,062
0.0
21,000  Royalty Pharma PLC,
5.900%,
09/02/2054 20,919
0.0
12,000  S&P Global, Inc.,
1.250%,
08/15/2030 10,459
0.0
14,000  S&P Global, Inc.,
2.300%,
08/15/2060 7,314
0.0
25,000  S&P Global, Inc.,
2.450%,
03/01/2027 24,493
0.0
10,000  S&P Global, Inc.,
2.500%,
12/01/2029 9,388
0.0
25,000  S&P Global, Inc.,
2.700%,
03/01/2029 23,891
0.0
30,000  S&P Global, Inc.,
2.900%,
03/01/2032 27,491
0.0
10,000  S&P Global, Inc.,
2.950%,
01/22/2027 9,864
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
12,000  S&P Global, Inc.,
3.250%,
12/01/2049 $ 8,640
0.0
17,000  S&P Global, Inc.,
3.700%,
03/01/2052 13,144
0.0
10,000  S&P Global, Inc.,
3.900%,
03/01/2062 7,684
0.0
19,000  S&P Global, Inc.,
4.250%,
05/01/2029 19,094
0.0
14,000  S&P Global, Inc.,
4.750%,
08/01/2028 14,266
0.0
15,000  S&P Global, Inc.,
5.250%,
09/15/2033 15,716
0.0
20,000  Sanofi, 3.625%,
06/19/2028 19,907
0.0
20,000  Smith & Nephew PLC,
2.032%,
10/14/2030 17,885
0.0
7,000  Smith & Nephew PLC,
5.150%,
03/20/2027 7,098
0.0
13,000  Smith & Nephew PLC,
5.400%,
03/20/2034 13,428
0.0
35,000  Solventum Corp.,
5.400%,
03/01/2029 36,127
0.0
19,000
(1)
Solventum Corp.,
5.450%,
02/25/2027 19,316
0.0
59,000  Solventum Corp.,
5.450%,
03/13/2031 61,552
0.0
78,000  Solventum Corp.,
5.600%,
03/23/2034 81,250
0.0
73,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 75,044
0.0
7,000  Stanford Health Care,
3.027%,
08/15/2051 4,678
0.0
10,000  Stanford Health
Care 2018, 3.795%,
11/15/2048 7,924
0.0
6,000  Stanford Health
Care 2020, 3.310%,
08/15/2030 5,777
0.0
49,000
(1)
Stryker Corp., 2.900%,
06/15/2050 32,936
0.0
171,000  Stryker Corp., 3.500%,
03/15/2026 170,538
0.1
8,000  Stryker Corp., 4.100%,
04/01/2043 6,842
0.0
13,000  Stryker Corp., 4.375%,
05/15/2044 11,398
0.0
20,000  Stryker Corp., 4.625%,
03/15/2046 18,104
0.0
8,000  Sutter Health, 5.164%,
08/15/2033 8,226
0.0
8,000
(1)
Sutter Health, 5.547%,
08/15/2053 8,044
0.0
7,000  Sutter Health 2018,
3.695%,
08/15/2028 6,943
0.0
7,000  Sutter Health 2018,
4.091%,
08/15/2048 5,759
0.0
14,000  Sutter Health 20A,
2.294%,
08/15/2030 12,824
0.0
8,000  Sutter Health 20A,
3.161%,
08/15/2040 6,330
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
12,000  Sutter Health 20A,
3.361%,
08/15/2050 $ 8,553
0.0
103,000
(1)
Sysco Corp., 6.600%,
04/01/2050 114,534
0.0
169,000  Takeda Pharmaceutical
Co. Ltd., 3.375%,
07/09/2060 110,911
0.0
17,000  Texas Health
Resources, 2.328%,
11/15/2050 9,776
0.0
6,000  Texas Health
Resources, 4.330%,
11/15/2055 5,039
0.0
14,000  Thermo Fisher
Scientific, Inc., 1.750%,
10/15/2028 13,104
0.0
24,000
(1)
Thermo Fisher
Scientific, Inc., 2.000%,
10/15/2031 21,213
0.0
18,000  Thermo Fisher
Scientific, Inc., 2.600%,
10/01/2029 17,020
0.0
21,000  Thermo Fisher
Scientific, Inc., 2.800%,
10/15/2041 15,525
0.0
15,000
(1)
Thermo Fisher
Scientific, Inc., 4.100%,
08/15/2047 12,686
0.0
12,000  Thermo Fisher
Scientific, Inc., 4.800%,
11/21/2027 12,195
0.0
12,000
(1)
Thermo Fisher
Scientific, Inc., 4.950%,
11/21/2032 12,412
0.0
12,000  Thermo Fisher
Scientific, Inc., 4.953%,
08/10/2026 12,096
0.0
15,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 15,531
0.0
20,000  Thermo Fisher
Scientific, Inc., 5.000%,
12/05/2026 20,237
0.0
20,000
(1)
Thermo Fisher
Scientific, Inc., 5.000%,
01/31/2029 20,595
0.0
20,000
(1)
Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 20,732
0.0
10,000
(1)
Thermo Fisher
Scientific, Inc., 5.200%,
01/31/2034 10,421
0.0
8,000  Thermo Fisher
Scientific, Inc., 5.300%,
02/01/2044 8,054
0.0
12,000  Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 12,183
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
21,000  Thomas Jefferson
University, 3.847%,
11/01/2057 $ 14,897
0.0
10,000  TR Finance LLC,
3.350%,
05/15/2026 9,931
0.0
8,000  TR Finance LLC,
5.500%,
08/15/2035 8,317
0.0
7,000  TR Finance LLC,
5.650%,
11/23/2043 7,050
0.0
10,000  TR Finance LLC,
5.850%,
04/15/2040 10,432
0.0
18,000  Trustees of Princeton
University, 4.201%,
03/01/2052 15,317
0.0
10,000  Trustees of Princeton
University, 5.700%,
03/01/2039 10,796
0.0
10,000  Trustees of Princeton
University 2020,
2.516%,
07/01/2050 6,332
0.0
17,000  Trustees of the
University of
Pennsylvania, 3.610%,
02/15/2119 11,210
0.0
17,000  Trustees of the
University of
Pennsylvania, 4.674%,
09/01/2112 14,419
0.0
17,000  Trustees of the
University of
Pennsylvania 2020,
2.396%,
10/01/2050 10,219
0.0
151,000  Tyson Foods, Inc.,
3.550%,
06/02/2027 149,478
0.1
15,000  Tyson Foods, Inc.,
4.550%,
06/02/2047 12,843
0.0
10,000  Tyson Foods, Inc.,
4.875%,
08/15/2034 9,992
0.0
27,000
(1)
Tyson Foods, Inc.,
5.100%,
09/28/2048 24,932
0.0
10,000  Tyson Foods, Inc.,
5.150%,
08/15/2044 9,378
0.0
202,000  Unilever Capital Corp.,
3.500%,
03/22/2028 200,168
0.1
26,000  Unilever Capital Corp.,
5.900%,
11/15/2032 28,519
0.0
87,000  UnitedHealth Group,
Inc., 2.000%,
05/15/2030 78,885
0.0
29,000  UnitedHealth Group,
Inc., 2.300%,
05/15/2031 26,003
0.0
59,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 43,988
0.0
171,000  UnitedHealth Group,
Inc., 2.900%,
05/15/2050 110,322
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
98,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 $ 96,093
0.0
30,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 22,834
0.0
367,000  UnitedHealth Group,
Inc., 3.125%,
05/15/2060 227,638
0.1
25,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 20,864
0.0
202,000  UnitedHealth Group,
Inc., 3.850%,
06/15/2028 201,392
0.1
25,000  UnitedHealth Group,
Inc., 4.250%,
01/15/2029 25,093
0.0
21,000  UnitedHealth Group,
Inc., 4.250%,
04/15/2047 17,524
0.0
86,000  UnitedHealth Group,
Inc., 4.625%,
07/15/2035 84,856
0.0
86,000  UnitedHealth Group,
Inc., 4.750%,
07/15/2045 78,290
0.0
38,000  UnitedHealth Group,
Inc., 5.350%,
02/15/2033 39,729
0.0
37,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 36,866
0.0
40,000  UnitedHealth Group,
Inc., 5.875%,
02/15/2053 41,151
0.0
14,000  Universal Health
Services, Inc., 1.650%,
09/01/2026 13,673
0.0
16,000  Universal Health
Services, Inc., 2.650%,
10/15/2030 14,449
0.0
10,000  Universal Health
Services, Inc., 2.650%,
01/15/2032 8,703
0.0
8,000  University of Chicago,
4.003%,
10/01/2053 6,414
0.0
20,000  University of Chicago
20B, 2.761%,
04/01/2045 15,834
0.0
18,000  University of Chicago
C, 2.547%,
04/01/2050 11,769
0.0
10,000  University of Miami
2022, 4.063%,
04/01/2052 8,074
0.0
8,000  University of Notre
Dame du Lac 2015,
3.438%,
02/15/2045 6,284
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
8,000  University of Notre
Dame du Lac 2017,
3.394%,
02/15/2048 $ 6,035
0.0
18,000  University of Southern
California, 2.805%,
10/01/2050 11,737
0.0
15,000  University of Southern
California, 3.028%,
10/01/2039 12,418
0.0
10,000
(1)
University of Southern
California, 4.976%,
10/01/2053 9,467
0.0
18,000
(1)
University of Southern
California, 5.250%,
10/01/2111 16,966
0.0
8,000  University of Southern
California 2017,
3.841%,
10/01/2047 6,422
0.0
8,000  University of Southern
California 21A, 2.945%,
10/01/2051 5,331
0.0
19,000  University of Southern
California A, 3.226%,
10/01/2120 11,244
0.0
22,000
(1)
UPMC, 5.035%,
05/15/2033 22,454
0.0
28,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 27,880
0.0
20,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 16,629
0.0
28,000  Verisk Analytics, Inc.,
3.625%,
05/15/2050 20,924
0.0
12,000  Verisk Analytics, Inc.,
4.125%,
03/15/2029 11,977
0.0
12,000  Verisk Analytics, Inc.,
5.250%,
06/05/2034 12,380
0.0
7,000  Verisk Analytics, Inc.,
5.500%,
06/15/2045 6,973
0.0
10,000  Verisk Analytics, Inc.,
5.750%,
04/01/2033 10,637
0.0
15,000  Viatris, Inc., 2.300%,
06/22/2027 14,445
0.0
29,000  Viatris, Inc., 2.700%,
06/22/2030 26,119
0.0
30,000  Viatris, Inc., 3.850%,
06/22/2040 22,889
0.0
35,000  Viatris, Inc., 4.000%,
06/22/2050 23,895
0.0
10,000  Washington University,
4.349%,
04/15/2122 7,786
0.0
10,000  Washington University
2022, 3.524%,
04/15/2054 7,390
0.0
5,000  William Marsh Rice
University, 3.574%,
05/15/2045 4,040
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
5,000  William Marsh Rice
University, 3.774%,
05/15/2055 $ 3,886
0.0
6,000  Willis-Knighton Medical
Center 2018, 4.813%,
09/01/2048 5,260
0.0
8,000  Willis-Knighton Medical
Center 2021, 3.065%,
03/01/2051 5,059
0.0
10,000  Yale University 2020,
1.482%,
04/15/2030 8,934
0.0
10,000  Yale University 2020,
2.402%,
04/15/2050 6,106
0.0
15,000  Zimmer Biomet
Holdings, Inc., 2.600%,
11/24/2031 13,485
0.0
12,000  Zimmer Biomet
Holdings, Inc., 3.050%,
01/15/2026 11,952
0.0
24,000  Zimmer Biomet
Holdings, Inc., 4.450%,
08/15/2045 21,100
0.0
10,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 10,360
0.0
6,000  Zimmer Biomet
Holdings, Inc., 5.750%,
11/30/2039 6,208
0.0
100,000  Zoetis, Inc., 2.000%,
05/15/2030 90,968
0.0
35,000
(1)
Zoetis, Inc., 3.000%,
05/15/2050 23,407
0.0
22,338,927
4.4
Energy : 1.9%
11,000  APA Corp., 4.250%,
01/15/2030 10,657
0.0
7,000  APA Corp., 4.375%,
10/15/2028 6,831
0.0
5,000  APA Corp., 4.750%,
04/15/2043 3,846
0.0
11,000  APA Corp., 5.250%,
02/01/2042 8,916
0.0
8,000  APA Corp., 5.350%,
07/01/2049 6,692
0.0
9,000  APA Corp., 6.000%,
01/15/2037 8,818
0.0
144,000  Baker Hughes Holdings
LLC / Baker Hughes
Co-Obligor, Inc.,
3.138%,
11/07/2029 138,593
0.1
171,000  Boardwalk Pipelines
L.P., 5.950%,
06/01/2026 172,101
0.1
30,000  BP Capital Markets
America, Inc., 2.772%,
11/10/2050 18,869
0.0
36,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 23,289
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
18,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 $ 11,918
0.0
25,000  BP Capital Markets
America, Inc., 3.001%,
03/17/2052 16,287
0.0
171,000
(1)
BP Capital Markets
America, Inc., 3.017%,
01/16/2027 169,236
0.1
86,000  BP Capital Markets
America, Inc., 3.119%,
05/04/2026 85,587
0.0
146,000  BP Capital Markets
America, Inc., 3.379%,
02/08/2061 97,546
0.1
113,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 112,808
0.1
10,000  Canadian Natural
Resources Ltd.,
2.950%,
07/15/2030 9,375
0.0
25,000  Canadian Natural
Resources Ltd.,
3.850%,
06/01/2027 24,845
0.0
7,000  Canadian Natural
Resources Ltd.,
5.850%,
02/01/2035 7,312
0.0
22,000  Canadian Natural
Resources Ltd.,
6.250%,
03/15/2038 23,494
0.0
7,000  Canadian Natural
Resources Ltd.,
6.450%,
06/30/2033 7,588
0.0
9,000  Canadian Natural
Resources Ltd.,
6.500%,
02/15/2037 9,794
0.0
8,000  Canadian Natural
Resources Ltd.,
6.750%,
02/01/2039 8,823
0.0
8,000  Canadian Natural
Resources Ltd.,
7.200%,
01/15/2032 9,019
0.0
15,000
(1)
Canadian Natural
Resources Ltd., GMTN,
4.950%,
06/01/2047 13,371
0.0
53,000  Cenovus Energy, Inc.,
6.750%,
11/15/2039 58,608
0.0
11,000  Cheniere Corpus Christi
Holdings LLC, 2.742%,
12/31/2039 9,231
0.0
22,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 21,388
0.0
24,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 24,265
0.0
100,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 99,708
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
53,000  Cheniere Energy
Partners L.P., 5.750%,
08/15/2034 $ 55,125
0.0
30,000  Cheniere Energy, Inc.,
4.625%,
10/15/2028 29,915
0.0
30,000  Cheniere Energy, Inc.,
5.650%,
04/15/2034 30,939
0.0
20,000  Chevron Corp., 1.995%,
05/11/2027 19,449
0.0
30,000  Chevron Corp., 2.236%,
05/11/2030 27,759
0.0
46,000  Chevron Corp., 2.954%,
05/16/2026 45,719
0.0
20,000  Chevron Corp., 3.078%,
05/11/2050 13,891
0.0
15,000  Chevron Corp., 3.326%,
11/17/2025 14,983
0.0
15,000  Chevron USA, Inc.,
1.018%,
08/12/2027 14,277
0.0
70,000  Chevron USA, Inc.,
2.343%,
08/12/2050 41,706
0.0
10,000  Chevron USA, Inc.,
3.250%,
10/15/2029 9,748
0.0
12,000  Chevron USA, Inc.,
3.850%,
01/15/2028 12,006
0.0
7,000  Chevron USA, Inc.,
5.250%,
11/15/2043 7,075
0.0
8,000  Chevron USA, Inc.,
6.000%,
03/01/2041 8,736
0.0
11,000  CNOOC Petroleum
North America ULC,
5.875%,
03/10/2035 12,274
0.0
10,000  Columbia Pipeline
Group, Inc., 5.800%,
06/01/2045 9,982
0.0
68,000  ConocoPhillips Co.,
4.025%,
03/15/2062 50,829
0.0
44,000  ConocoPhillips Co.,
4.150%,
11/15/2034 41,899
0.0
143,000  ConocoPhillips Co.,
4.300%,
11/15/2044 123,726
0.1
50,000  ConocoPhillips Co.,
5.200%,
06/01/2045 46,852
0.0
20,000  Continental Resources,
Inc., 4.375%,
01/15/2028 19,877
0.0
14,000  Continental Resources,
Inc., 4.900%,
06/01/2044 11,450
0.0
14,000  Coterra Energy, Inc.,
3.900%,
05/15/2027 13,915
0.0
9,000  Coterra Energy, Inc.,
4.375%,
03/15/2029 8,985
0.0
10,000  Coterra Energy, Inc.,
5.600%,
03/15/2034 10,287
0.0
20,000  Coterra Energy, Inc.,
5.900%,
02/15/2055 19,318
0.0
8,000  DCP Midstream
Operating L.P., 3.250%,
02/15/2032 7,295
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
12,000  DCP Midstream
Operating L.P., 5.125%,
05/15/2029 $ 12,276
0.0
8,000  DCP Midstream
Operating L.P., 5.600%,
04/01/2044 7,780
0.0
10,000  DCP Midstream
Operating L.P., 5.625%,
07/15/2027 10,218
0.0
6,000  DCP Midstream
Operating L.P., 8.125%,
08/16/2030 6,902
0.0
12,000
(1)
Devon Energy Corp.,
4.500%,
01/15/2030 12,030
0.0
15,000  Devon Energy Corp.,
4.750%,
05/15/2042 13,091
0.0
15,000
(1)
Devon Energy Corp.,
5.000%,
06/15/2045 13,072
0.0
17,000  Devon Energy Corp.,
5.200%,
09/15/2034 16,934
0.0
8,000  Devon Energy Corp.,
5.250%,
10/15/2027 8,001
0.0
25,000  Devon Energy Corp.,
5.600%,
07/15/2041 24,084
0.0
20,000  Devon Energy Corp.,
5.750%,
09/15/2054 18,567
0.0
7,000  Devon Energy Corp.,
5.875%,
06/15/2028 7,001
0.0
14,000  Devon Energy Corp.,
7.875%,
09/30/2031 16,257
0.0
8,000  Devon Energy Corp.,
7.950%,
04/15/2032 9,322
0.0
16,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 14,873
0.0
16,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 15,837
0.0
21,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 20,268
0.0
15,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 11,784
0.0
13,000  Diamondback
Energy, Inc., 4.400%,
03/24/2051 10,507
0.0
17,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 17,516
0.0
17,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 17,251
0.0
26,000
(1)
Diamondback
Energy, Inc., 5.400%,
04/18/2034 26,553
0.0
30,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 28,897
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
20,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 $ 19,271
0.0
22,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 23,711
0.0
13,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 13,325
0.0
9,000  Eastern Gas
Transmission &
Storage, Inc., 3.000%,
11/15/2029 8,569
0.0
9,000  Eastern Gas
Transmission &
Storage, Inc., 4.600%,
12/15/2044 7,902
0.0
7,000  Eastern Gas
Transmission &
Storage, Inc., 4.800%,
11/01/2043 6,303
0.0
86,000  Enbridge, Inc., 4.500%,
06/10/2044 73,532
0.0
72,000  Enbridge, Inc., 5.700%,
03/08/2033 75,795
0.0
107,000  Energy Transfer L.P.,
4.950%,
01/15/2043 95,176
0.0
203,000  Energy Transfer L.P.,
6.050%,
12/01/2026 206,847
0.1
20,000  Energy Transfer L.P.,
6.125%,
12/15/2045 20,149
0.0
364,000  Energy Transfer L.P.,
6.500%,
02/01/2042 385,761
0.1
95,000  Enterprise Products
Operating LLC, 3.200%,
02/15/2052 64,474
0.0
81,000  Enterprise Products
Operating LLC, 3.700%,
02/15/2026 80,831
0.0
81,000  Enterprise Products
Operating LLC, 3.950%,
02/15/2027 80,978
0.0
50,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 37,330
0.0
48,000  Enterprise Products
Operating LLC, 4.450%,
02/15/2043 42,441
0.0
27,000  Enterprise Products
Operating LLC, 4.850%,
03/15/2044 24,851
0.0
167,000  Enterprise Products
Operating LLC, 4.900%,
05/15/2046 153,584
0.1
86,000  EOG Resources, Inc.,
4.150%,
01/15/2026 85,941
0.0
20,000  EOG Resources, Inc.,
4.950%,
04/15/2050 18,228
0.0
47,000  EOG Resources, Inc.,
5.950%,
07/15/2055 49,248
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
106,000  EQT Corp., 3.900%,
10/01/2027 $ 105,340
0.1
25,000
(1)
EQT Corp., 5.750%,
02/01/2034 26,178
0.0
15,000  Equinor ASA, 2.375%,
05/22/2030 13,888
0.0
59,000
(1)
Equinor ASA, 3.625%,
09/10/2028 58,534
0.0
98,000  Equinor ASA, 3.950%,
05/15/2043 83,414
0.0
22,000  Expand Energy Corp.,
4.750%,
02/01/2032 21,630
0.0
23,000  Expand Energy Corp.,
5.375%,
03/15/2030 23,390
0.0
25,000
(1)
Exxon Mobil Corp.,
2.440%,
08/16/2029 23,783
0.0
40,000  Exxon Mobil Corp.,
2.610%,
10/15/2030 37,343
0.0
15,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 12,012
0.0
30,000  Exxon Mobil Corp.,
3.095%,
08/16/2049 20,886
0.0
17,000  Exxon Mobil Corp.,
3.452%,
04/15/2051 12,470
0.0
40,000  Exxon Mobil Corp.,
3.482%,
03/19/2030 39,088
0.0
20,000  Exxon Mobil Corp.,
3.567%,
03/06/2045 15,973
0.0
51,000  Exxon Mobil Corp.,
4.114%,
03/01/2046 43,289
0.0
40,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 36,638
0.0
56,000  Exxon Mobil Corp.,
4.327%,
03/19/2050 48,054
0.0
20,000  Halliburton Co., 2.920%,
03/01/2030 18,830
0.0
8,000  Halliburton Co., 3.800%,
11/15/2025 7,991
0.0
18,000  Halliburton Co., 4.750%,
08/01/2043 16,125
0.0
20,000  Halliburton Co., 4.850%,
11/15/2035 19,712
0.0
62,000  Halliburton Co., 5.000%,
11/15/2045 56,426
0.0
23,000  Hess Corp., 5.600%,
02/15/2041 23,885
0.0
32,000  Hess Corp., 5.800%,
04/01/2047 33,351
0.0
31,000  HF Sinclair Corp.,
6.250%,
01/15/2035 32,423
0.0
103,000  Kinder Morgan Energy
Partners L.P., MTN,
6.950%,
01/15/2038 116,033
0.1
61,000  Kinder Morgan, Inc.,
2.000%,
02/15/2031 54,105
0.0
44,000  Kinder Morgan, Inc.,
4.300%,
03/01/2028 44,198
0.0
121,000  Kinder Morgan, Inc.,
5.050%,
02/15/2046 110,124
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
86,000  Kinder Morgan, Inc.,
5.550%,
06/01/2045 $ 83,599
0.0
72,000  Marathon Petroleum
Corp., 4.750%,
09/15/2044 62,029
0.0
30,000  MPLX L.P., 1.750%,
03/01/2026 29,689
0.0
30,000  MPLX L.P., 2.650%,
08/15/2030 27,555
0.0
25,000  MPLX L.P., 4.000%,
03/15/2028 24,889
0.0
25,000  MPLX L.P., 4.125%,
03/01/2027 24,974
0.0
15,000  MPLX L.P., 4.250%,
12/01/2027 15,020
0.0
36,000  MPLX L.P., 4.500%,
04/15/2038 32,580
0.0
30,000  MPLX L.P., 4.700%,
04/15/2048 25,145
0.0
15,000  MPLX L.P., 4.800%,
02/15/2029 15,220
0.0
60,000  MPLX L.P., 4.900%,
04/15/2058 49,968
0.0
20,000  MPLX L.P., 4.950%,
09/01/2032 20,073
0.0
30,000  MPLX L.P., 4.950%,
03/14/2052 25,614
0.0
22,000  MPLX L.P., 5.000%,
03/01/2033 22,015
0.0
20,000  MPLX L.P., 5.200%,
03/01/2047 18,012
0.0
10,000  MPLX L.P., 5.200%,
12/01/2047 8,974
0.0
24,000  MPLX L.P., 5.500%,
06/01/2034 24,473
0.0
30,000  MPLX L.P., 5.500%,
02/15/2049 27,952
0.0
10,000  MPLX L.P., 5.650%,
03/01/2053 9,448
0.0
10,000
(1)
NOV, Inc., 3.600%,
12/01/2029 9,663
0.0
22,000  NOV, Inc., 3.950%,
12/01/2042 17,121
0.0
6,000  Occidental Petroleum
Corp., 4.200%,
03/15/2048 4,428
0.0
9,000  Occidental Petroleum
Corp., 4.400%,
04/15/2046 7,067
0.0
19,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 19,338
0.0
40,000
(1)
Occidental Petroleum
Corp., 5.550%,
10/01/2034 40,610
0.0
23,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 24,245
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
15,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 $ 15,256
0.0
12,000  Occidental Petroleum
Corp., 6.375%,
09/01/2028 12,558
0.0
35,000  Occidental Petroleum
Corp., 6.450%,
09/15/2036 37,222
0.0
23,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 24,065
0.0
29,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 31,093
0.0
17,000
(1)
Occidental Petroleum
Corp., 7.500%,
05/01/2031 19,105
0.0
10,000  Occidental Petroleum
Corp., 7.875%,
09/15/2031 11,377
0.0
7,000  Occidental Petroleum
Corp., 7.950%,
06/15/2039 8,217
0.0
10,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 10,494
0.0
20,000  Occidental Petroleum
Corp., 8.875%,
07/15/2030 23,122
0.0
12,000  ONEOK Partners L.P.,
6.125%,
02/01/2041 12,340
0.0
8,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 8,228
0.0
12,000  ONEOK Partners L.P.,
6.650%,
10/01/2036 13,119
0.0
12,000  ONEOK Partners L.P.,
6.850%,
10/15/2037 13,250
0.0
15,000  ONEOK, Inc., 3.100%,
03/15/2030 14,171
0.0
10,000  ONEOK, Inc., 3.250%,
06/01/2030 9,471
0.0
14,000  ONEOK, Inc., 3.400%,
09/01/2029 13,494
0.0
15,000  ONEOK, Inc., 3.950%,
03/01/2050 11,082
0.0
10,000  ONEOK, Inc., 4.000%,
07/13/2027 9,972
0.0
10,000  ONEOK, Inc., 4.200%,
10/03/2047 7,807
0.0
24,000  ONEOK, Inc., 4.250%,
09/24/2027 24,036
0.0
10,000  ONEOK, Inc., 4.250%,
09/15/2046 7,866
0.0
13,000  ONEOK, Inc., 4.350%,
03/15/2029 12,992
0.0
12,000
(1)
ONEOK, Inc., 4.400%,
10/15/2029 11,997
0.0
11,000
(1)
ONEOK, Inc., 4.450%,
09/01/2049 8,889
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
9,000  ONEOK, Inc., 4.500%,
03/15/2050 $ 7,370
0.0
15,000  ONEOK, Inc., 4.550%,
07/15/2028 15,129
0.0
24,000  ONEOK, Inc., 4.750%,
10/15/2031 24,020
0.0
10,000  ONEOK, Inc., 4.850%,
07/15/2026 10,036
0.0
10,000  ONEOK, Inc., 4.850%,
02/01/2049 8,539
0.0
11,000  ONEOK, Inc., 4.950%,
07/13/2047 9,580
0.0
12,000  ONEOK, Inc., 5.000%,
03/01/2026 12,007
0.0
30,000  ONEOK, Inc., 5.050%,
11/01/2034 29,599
0.0
9,000  ONEOK, Inc., 5.050%,
04/01/2045 8,006
0.0
11,000  ONEOK, Inc., 5.150%,
10/15/2043 10,068
0.0
17,000  ONEOK, Inc., 5.200%,
07/15/2048 15,206
0.0
10,000  ONEOK, Inc., 5.450%,
06/01/2047 9,235
0.0
14,000  ONEOK, Inc., 5.550%,
11/01/2026 14,182
0.0
7,000  ONEOK, Inc., 5.600%,
04/01/2044 6,643
0.0
14,000  ONEOK, Inc., 5.650%,
11/01/2028 14,523
0.0
29,000  ONEOK, Inc., 5.700%,
11/01/2054 27,397
0.0
10,000  ONEOK, Inc., 5.800%,
11/01/2030 10,541
0.0
12,000  ONEOK, Inc., 5.850%,
01/15/2026 12,033
0.0
12,000  ONEOK, Inc., 5.850%,
11/01/2064 11,466
0.0
8,000  ONEOK, Inc., 6.000%,
06/15/2035 8,424
0.0
29,000  ONEOK, Inc., 6.050%,
09/01/2033 30,762
0.0
14,000  ONEOK, Inc., 6.100%,
11/15/2032 15,010
0.0
12,000  ONEOK, Inc., 6.350%,
01/15/2031 12,892
0.0
30,000  ONEOK, Inc., 6.625%,
09/01/2053 31,934
0.0
17,000  ONEOK, Inc., 7.150%,
01/15/2051 19,115
0.0
9,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 9,002
0.0
14,000  Ovintiv, Inc., 5.650%,
05/15/2028 14,423
0.0
12,000  Ovintiv, Inc., 6.250%,
07/15/2033 12,664
0.0
12,000  Ovintiv, Inc., 6.500%,
08/15/2034 12,821
0.0
9,000  Ovintiv, Inc., 6.500%,
02/01/2038 9,463
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
9,000  Ovintiv, Inc., 6.625%,
08/15/2037 $ 9,569
0.0
8,000  Ovintiv, Inc., 7.100%,
07/15/2053 8,648
0.0
7,000  Ovintiv, Inc., 7.200%,
11/01/2031 7,733
0.0
10,000  Ovintiv, Inc., 7.375%,
11/01/2031 11,149
0.0
6,000  Ovintiv, Inc., 8.125%,
09/15/2030 6,860
0.0
10,000  Patterson-UTI
Energy, Inc., 3.950%,
02/01/2028 9,770
0.0
7,000  Patterson-UTI
Energy, Inc., 5.150%,
11/15/2029 7,008
0.0
8,000  Patterson-UTI
Energy, Inc., 7.150%,
10/01/2033 8,479
0.0
58,000  Petroleos Mexicanos,
6.700%,
02/16/2032 57,637
0.0
10,000  Phillips 66, 1.300%,
02/15/2026 9,886
0.0
16,000  Phillips 66, 2.150%,
12/15/2030 14,289
0.0
19,000  Phillips 66, 3.300%,
03/15/2052 12,645
0.0
15,000  Phillips 66, 3.900%,
03/15/2028 14,923
0.0
19,000  Phillips 66, 4.650%,
11/15/2034 18,556
0.0
29,000  Phillips 66, 4.875%,
11/15/2044 25,897
0.0
29,000  Phillips 66, 5.875%,
05/01/2042 29,783
0.0
11,000  Phillips 66 Co., 3.150%,
12/15/2029 10,517
0.0
9,000  Phillips 66 Co., 3.550%,
10/01/2026 8,948
0.0
8,000  Phillips 66 Co., 3.750%,
03/01/2028 7,930
0.0
9,000  Phillips 66 Co., 4.680%,
02/15/2045 7,731
0.0
12,000  Phillips 66 Co., 4.900%,
10/01/2046 10,551
0.0
14,000  Phillips 66 Co., 4.950%,
12/01/2027 14,235
0.0
12,000
(1)
Phillips 66 Co., 4.950%,
03/15/2035 11,884
0.0
23,000  Phillips 66 Co., 5.250%,
06/15/2031 23,871
0.0
17,000  Phillips 66 Co., 5.300%,
06/30/2033 17,494
0.0
12,000  Phillips 66 Co., 5.500%,
03/15/2055 11,313
0.0
10,000  Phillips 66 Co., 5.650%,
06/15/2054 9,592
0.0
15,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 14,864
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
22,000  Pioneer Natural
Resources Co., 1.900%,
08/15/2030 $ 19,768
0.0
20,000  Pioneer Natural
Resources Co., 2.150%,
01/15/2031 17,991
0.0
22,000  Pioneer Natural
Resources Co., 5.100%,
03/29/2026 22,111
0.0
441,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 441,003
0.1
86,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.700%,
06/15/2044 73,020
0.0
27,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 26,976
0.0
40,000  Sabine Pass
Liquefaction LLC,
4.500%,
05/15/2030 40,157
0.0
30,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 30,191
0.0
10,000  Sabine Pass
Liquefaction LLC,
5.875%,
06/30/2026 10,034
0.0
8,752  Sabine Pass
Liquefaction LLC,
5.900%,
09/15/2037 9,225
0.0
50,000
(4)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 46,652
0.0
101,000  Shell Finance US, Inc.,
3.750%,
09/12/2046 80,277
0.0
196,000  Shell Finance US, Inc.,
4.125%,
05/11/2035 188,323
0.1
86,000  Shell Finance US, Inc.,
4.375%,
05/11/2045 75,212
0.0
13,000  South Bow USA
Infrastructure Holdings
LLC, 4.911%,
09/01/2027 13,114
0.0
19,000  South Bow USA
Infrastructure Holdings
LLC, 5.026%,
10/01/2029 19,224
0.0
24,000  South Bow USA
Infrastructure Holdings
LLC, 5.584%,
10/01/2034 24,141
0.0
13,000  South Bow USA
Infrastructure Holdings
LLC, 6.176%,
10/01/2054 12,686
0.0
13,000  Southwestern
Energy Co., 5.375%,
02/01/2029 13,005
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
111,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 $ 95,183
0.0
71,000  Suncor Energy, Inc.,
3.750%,
03/04/2051 51,310
0.0
15,000  Targa Resources Corp.,
4.200%,
02/01/2033 14,259
0.0
44,000  Targa Resources Corp.,
4.950%,
04/15/2052 37,706
0.0
15,000  Targa Resources Corp.,
5.200%,
07/01/2027 15,241
0.0
18,000  Targa Resources Corp.,
6.125%,
03/15/2033 19,150
0.0
20,000  Targa Resources Corp.,
6.150%,
03/01/2029 21,081
0.0
10,000  Targa Resources Corp.,
6.250%,
07/01/2052 10,209
0.0
20,000  Targa Resources Corp.,
6.500%,
03/30/2034 21,805
0.0
17,000  Targa Resources Corp.,
6.500%,
02/15/2053 17,910
0.0
20,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 18,975
0.0
20,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 20,063
0.0
14,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 14,016
0.0
19,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.500%,
03/01/2030 19,331
0.0
14,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 6.875%,
01/15/2029 14,262
0.0
25,000
(1)
TotalEnergies Capital
International SA,
2.829%,
01/10/2030 23,855
0.0
16,000  TotalEnergies Capital
International SA,
2.986%,
06/29/2041 12,143
0.0
51,000  TotalEnergies Capital
International SA,
3.127%,
05/29/2050 34,995
0.0
44,000  TotalEnergies Capital
International SA,
3.386%,
06/29/2060 29,663
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
25,000  TotalEnergies Capital
International SA,
3.455%,
02/19/2029 $ 24,551
0.0
20,000  TotalEnergies Capital
International SA,
3.461%,
07/12/2049 14,671
0.0
20,000  TotalEnergies Capital
SA, 3.883%,
10/11/2028 19,965
0.0
25,000
(1)
TotalEnergies Capital
SA, 5.150%,
04/05/2034 25,959
0.0
36,000  TotalEnergies Capital
SA, 5.488%,
04/05/2054 35,643
0.0
25,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 24,933
0.0
86,000  TransCanada
PipeLines Ltd., 4.625%,
03/01/2034 83,884
0.0
85,000  TransCanada
PipeLines Ltd., 7.625%,
01/15/2039 101,715
0.1
105,000  Valero Energy Corp.,
6.625%,
06/15/2037 116,479
0.1
24,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 24,416
0.0
22,000  Western Midstream
Operating L.P., 4.050%,
02/01/2030 21,482
0.0
7,000  Western Midstream
Operating L.P., 4.500%,
03/01/2028 7,012
0.0
10,000  Western Midstream
Operating L.P., 4.650%,
07/01/2026 10,010
0.0
8,000  Western Midstream
Operating L.P., 4.750%,
08/15/2028 8,070
0.0
20,000  Western Midstream
Operating L.P., 5.250%,
02/01/2050 17,422
0.0
14,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 12,193
0.0
12,000  Western Midstream
Operating L.P., 5.450%,
04/01/2044 10,889
0.0
7,000  Western Midstream
Operating L.P., 5.500%,
08/15/2048 6,238
0.0
15,000  Western Midstream
Operating L.P., 6.150%,
04/01/2033 15,854
0.0
12,000  Western Midstream
Operating L.P., 6.350%,
01/15/2029 12,629
0.0
252,000  Williams Cos., Inc.,
2.600%,
03/15/2031 228,918
0.1
15,000  Williams Cos., Inc.,
5.100%,
09/15/2045 13,899
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
141,000  Williams Cos., Inc.,
5.400%,
03/04/2044 $ 137,479
0.1
24,000  Woodside Finance Ltd.,
5.100%,
09/12/2034 23,828
0.0
41,000
(1)
Woodside Finance Ltd.,
5.700%,
09/12/2054 39,304
0.0
9,561,699
1.9
Financial : 8.8%
171,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 2.450%,
10/29/2026 168,053
0.1
210,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.000%,
10/29/2028 202,439
0.1
161,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.300%,
01/30/2032 148,354
0.1
8,000  Aflac, Inc., 1.125%,
03/15/2026 7,894
0.0
6,000  Aflac, Inc., 2.875%,
10/15/2026 5,933
0.0
20,000  Aflac, Inc., 3.600%,
04/01/2030 19,612
0.0
8,000  Aflac, Inc., 4.000%,
10/15/2046 6,561
0.0
11,000  Aflac, Inc., 4.750%,
01/15/2049 9,883
0.0
7,000  Agree L.P., 2.000%,
06/15/2028 6,607
0.0
6,000  Agree L.P., 2.600%,
06/15/2033 5,140
0.0
7,000  Agree L.P., 2.900%,
10/01/2030 6,533
0.0
6,000  Agree L.P., 4.800%,
10/01/2032 6,050
0.0
9,000  Agree L.P., 5.625%,
06/15/2034 9,386
0.0
24,000  Air Lease Corp.,
1.875%,
08/15/2026 23,508
0.0
10,000  Air Lease Corp.,
2.100%,
09/01/2028 9,356
0.0
15,000  Air Lease Corp.,
2.200%,
01/15/2027 14,597
0.0
15,000  Air Lease Corp.,
3.125%,
12/01/2030 13,872
0.0
10,000  Air Lease Corp.,
3.250%,
10/01/2029 9,500
0.0
10,000  Air Lease Corp.,
3.625%,
04/01/2027 9,850
0.0
10,000  Air Lease Corp.,
3.625%,
12/01/2027 9,850
0.0
10,000  Air Lease Corp.,
4.625%,
10/01/2028 10,049
0.0
10,000  Air Lease Corp.,
5.100%,
03/01/2029 10,157
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
14,000  Air Lease Corp.,
5.300%,
02/01/2028 $ 14,258
0.0
14,000  Air Lease Corp.,
5.850%,
12/15/2027 14,424
0.0
15,000  Air Lease Corp., GMTN,
3.750%,
06/01/2026 14,923
0.0
29,000  Air Lease Corp., MTN,
2.875%,
01/15/2026 28,875
0.0
15,000
(1)
Air Lease Corp., MTN,
2.875%,
01/15/2032 13,438
0.0
13,000  Air Lease Corp., MTN,
3.000%,
02/01/2030 12,111
0.0
14,000  Alexandria Real Estate
Equities, Inc., 1.875%,
02/01/2033 11,506
0.0
25,000  Alexandria Real Estate
Equities, Inc., 2.000%,
05/18/2032 21,144
0.0
94,000  Alexandria Real Estate
Equities, Inc., 3.000%,
05/18/2051 59,292
0.0
20,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 13,944
0.0
8,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 7,228
0.0
10,000  Alleghany Corp.,
3.625%,
05/15/2030 9,779
0.0
6,000  Alleghany Corp.,
4.900%,
09/15/2044 5,642
0.0
202,000  Allstate Corp., 3.280%,
12/15/2026 200,181
0.1
10,000  Allstate Corp., 3.850%,
08/10/2049 7,846
0.0
14,000  Allstate Corp., 4.200%,
12/15/2046 11,756
0.0
10,000  Allstate Corp., 4.500%,
06/15/2043 8,876
0.0
11,000
(3)
Allstate Corp., 6.500%,
05/15/2067 11,654
0.0
96,000  Ally Financial, Inc.,
8.000%,
11/01/2031 109,483
0.0
24,000  American Express Co.,
1.650%,
11/04/2026 23,407
0.0
38,000  American Express Co.,
2.550%,
03/04/2027 37,271
0.0
19,000  American Express Co.,
3.125%,
05/20/2026 18,896
0.0
35,000  American Express Co.,
3.300%,
05/03/2027 34,650
0.0
22,000  American Express Co.,
4.050%,
05/03/2029 22,046
0.0
116,000  American Express Co.,
4.050%,
12/03/2042 100,603
0.0
15,000  American Express Co.,
4.200%,
11/06/2025 15,000
0.0
27,000
(3)
American Express Co.,
4.420%,
08/03/2033 26,765
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
26,000  American Express Co.,
4.900%,
02/13/2026 $ 26,062
0.0
15,000
(3)
American Express Co.,
4.989%,
05/26/2033 15,296
0.0
27,000
(3)
American Express Co.,
5.043%,
05/01/2034 27,741
0.0
33,000
(3)
American Express Co.,
5.282%,
07/27/2029 34,043
0.0
26,000
(3)
American Express Co.,
5.389%,
07/28/2027 26,254
0.0
24,000
(3)
American Express Co.,
5.625%,
07/28/2034 25,076
0.0
33,000  American Express Co.,
5.850%,
11/05/2027 34,193
0.0
7,000  American Express
Credit Corp., MTN,
3.300%,
05/03/2027 6,932
0.0
12,000  American Financial
Group, Inc., 4.500%,
06/15/2047 10,059
0.0
17,000  American Financial
Group, Inc., 5.250%,
04/02/2030 17,722
0.0
9,000
(1)
American Homes 4
Rent L.P., 2.375%,
07/15/2031 7,978
0.0
17,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 11,421
0.0
12,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 11,243
0.0
10,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 9,978
0.0
6,000  American Homes 4
Rent L.P., 4.300%,
04/15/2052 4,824
0.0
8,000  American Homes 4
Rent L.P., 4.900%,
02/15/2029 8,144
0.0
12,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 12,393
0.0
10,000  American Homes 4
Rent L.P., 5.500%,
07/15/2034 10,326
0.0
7,000  American International
Group, Inc., 3.400%,
06/30/2030 6,711
0.0
25,000  American International
Group, Inc., 3.875%,
01/15/2035 23,221
0.0
20,000  American International
Group, Inc., 4.375%,
06/30/2050 16,994
0.0
15,000  American International
Group, Inc., 4.500%,
07/16/2044 13,407
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
20,000  American International
Group, Inc., 4.750%,
04/01/2048 $ 18,124
0.0
21,000  American International
Group, Inc., 5.125%,
03/27/2033 21,617
0.0
171,000  American Tower Corp.,
1.600%,
04/15/2026 168,712
0.1
171,000  American Tower Corp.,
2.700%,
04/15/2031 156,105
0.1
45,000  American Tower Corp.,
2.950%,
01/15/2051 29,194
0.0
171,000  American Tower Corp.,
3.375%,
10/15/2026 169,805
0.1
151,000  American Tower Corp.,
3.550%,
07/15/2027 149,590
0.1
34,000  Ameriprise Financial,
Inc., 5.150%,
05/15/2033 35,252
0.0
171,000  Aon Corp., 3.750%,
05/02/2029 168,601
0.1
64,000  Aon Global Ltd.,
4.450%,
05/24/2043 55,794
0.0
49,000  Aon Global Ltd.,
4.600%,
06/14/2044 43,497
0.0
12,000
(1)
Apollo Debt Solutions
BDC, 6.700%,
07/29/2031 12,723
0.0
13,000  Apollo Debt Solutions
BDC, 6.900%,
04/13/2029 13,672
0.0
15,000  Apollo Global
Management, Inc.,
5.800%,
05/21/2054 15,217
0.0
10,000  Apollo Global
Management, Inc.,
6.375%,
11/15/2033 11,045
0.0
10,000  Arch Capital Finance
LLC, 4.011%,
12/15/2026 9,985
0.0
9,000  Arch Capital Finance
LLC, 5.031%,
12/15/2046 8,369
0.0
20,000  Arch Capital Group Ltd.,
3.635%,
06/30/2050 14,899
0.0
17,000  Arch Capital Group Ltd.,
7.350%,
05/01/2034 19,768
0.0
10,000  Arch Capital Group
US, Inc., 5.144%,
11/01/2043 9,576
0.0
80,000
(1)
Ares Capital Corp.,
3.200%,
11/15/2031 71,697
0.0
13,000
(1)
Ares Management
Corp., 5.600%,
10/11/2054 12,586
0.0
9,000  Ares Management
Corp., 6.375%,
11/10/2028 9,522
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
50,000  Ares Strategic Income
Fund, 6.200%,
03/21/2032 $ 51,684
0.0
8,000
(1)
Arthur J Gallagher
& Co., 2.400%,
11/09/2031 7,109
0.0
63,000  Arthur J Gallagher
& Co., 3.050%,
03/09/2052 40,806
0.0
17,000  Arthur J Gallagher
& Co., 3.500%,
05/20/2051 12,069
0.0
10,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 10,379
0.0
7,000  Arthur J Gallagher
& Co., 5.500%,
03/02/2033 7,306
0.0
12,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 11,961
0.0
10,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 9,981
0.0
8,000  Arthur J Gallagher
& Co., 6.500%,
02/15/2034 8,878
0.0
12,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 13,563
0.0
10,000
(1)
Assured Guaranty US
Holdings, Inc., 3.150%,
06/15/2031 9,385
0.0
8,000  Assured Guaranty US
Holdings, Inc., 3.600%,
09/15/2051 5,744
0.0
7,000  Assured Guaranty US
Holdings, Inc., 6.125%,
09/15/2028 7,366
0.0
39,000  Athene Holding Ltd.,
3.450%,
05/15/2052 25,642
0.0
10,000  Athene Holding Ltd.,
3.500%,
01/15/2031 9,504
0.0
10,000  Athene Holding Ltd.,
3.950%,
05/25/2051 7,305
0.0
20,000  Athene Holding Ltd.,
4.125%,
01/12/2028 19,974
0.0
12,000  Athene Holding Ltd.,
5.875%,
01/15/2034 12,576
0.0
10,000  Athene Holding Ltd.,
6.150%,
04/03/2030 10,669
0.0
20,000  Athene Holding Ltd.,
6.250%,
04/01/2054 20,416
0.0
8,000  Athene Holding Ltd.,
6.650%,
02/01/2033 8,687
0.0
13,000  Australia & New
Zealand Banking Group
Ltd./New York NY,
4.750%,
01/18/2027 13,143
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
171,000  AvalonBay
Communities, Inc.,
MTN, 2.300%,
03/01/2030 $ 157,734
0.1
200,000
(1)
Banco Santander SA,
3.800%,
02/23/2028 198,181
0.1
200,000  Banco Santander SA,
4.250%,
04/11/2027 200,299
0.1
200,000  Banco Santander SA,
5.179%,
11/19/2025 200,179
0.1
200,000
(1)
Banco Santander SA,
6.921%,
08/08/2033 222,496
0.1
64,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 62,729
0.0
86,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 76,310
0.0
75,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 67,245
0.0
69,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 63,961
0.0
81,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 73,808
0.0
75,000
(1)(3)
Bank of America Corp.,
2.972%,
07/21/2052 49,955
0.0
81,000
(3)
Bank of America Corp.,
3.311%,
04/22/2042 64,288
0.0
137,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 134,933
0.1
46,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 45,709
0.0
29,000
(3)
Bank of America Corp.,
3.946%,
01/23/2049 23,438
0.0
46,000
(3)
Bank of America Corp.,
4.244%,
04/24/2038 42,913
0.0
51,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 51,192
0.0
93,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 93,015
0.0
157,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 160,954
0.1
114,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 117,983
0.0
12,000
(1)(3)
Bank of America Corp.,
5.468%,
01/23/2035 12,538
0.0
65,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 69,679
0.0
34,000
(3)
Bank of America Corp.,
5.933%,
09/15/2027 34,570
0.0
46,000
(3)
Bank of America Corp.,
6.204%,
11/10/2028 47,948
0.0
46,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 45,588
0.0
58,000
(3)
Bank of America
Corp., MTN, 1.922%,
10/24/2031 51,530
0.0
69,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 65,371
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
81,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 $ 74,988
0.0
51,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 49,957
0.0
115,000
(3)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 84,794
0.0
22,000
(3)
Bank of America
Corp., MTN, 2.831%,
10/24/2051 14,189
0.0
46,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 43,674
0.0
86,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 78,340
0.0
58,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 55,883
0.0
58,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 57,251
0.0
69,000
(3)
Bank of America
Corp., MTN, 3.559%,
04/23/2027 68,736
0.0
58,000
(3)
Bank of America
Corp., MTN, 3.824%,
01/20/2028 57,740
0.0
58,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 57,727
0.0
69,000
(3)
Bank of America
Corp., MTN, 3.974%,
02/07/2030 68,506
0.0
34,000
(3)
Bank of America
Corp., MTN, 4.078%,
04/23/2040 30,305
0.0
127,000
(3)
Bank of America
Corp., MTN, 4.083%,
03/20/2051 103,427
0.0
46,000  Bank of America
Corp., MTN, 4.250%,
10/22/2026 46,072
0.0
69,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 69,253
0.0
63,000
(3)
Bank of America
Corp., MTN, 4.330%,
03/15/2050 53,793
0.0
46,000
(3)
Bank of America
Corp., MTN, 4.443%,
01/20/2048 40,376
0.0
12,000  Bank of America
Corp., MTN, 4.875%,
04/01/2044 11,516
0.0
69,000
(3)
Bank of America
Corp., MTN, 4.948%,
07/22/2028 70,004
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
46,000  Bank of America
Corp., MTN, 5.000%,
01/21/2044 $ 45,010
0.0
115,000
(3)
Bank of America
Corp., MTN, 5.015%,
07/22/2033 117,556
0.0
34,000  Bank of America
Corp., MTN, 5.875%,
02/07/2042 36,457
0.0
26,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 23,716
0.0
22,000
(3)
Bank of America Corp.
N, 3.483%,
03/13/2052 16,206
0.0
46,000  Bank of America Corp.,
L, 4.183%,
11/25/2027 46,028
0.0
12,000  Bank of America Corp.,
L, 4.750%,
04/21/2045 10,944
0.0
75,000
(3)
Bank of Montreal,
3.088%,
01/10/2037 66,856
0.0
32,000
(3)
Bank of Montreal,
3.803%,
12/15/2032 31,438
0.0
9,000
(1)
Bank of New York
Mellon Corp., 2.500%,
01/26/2032 8,099
0.0
26,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 26,912
0.0
24,000
(3)
Bank of New York
Mellon Corp., 5.606%,
07/21/2039 25,044
0.0
10,000  Bank of New York
Mellon Corp., MTN,
1.650%,
01/28/2031 8,796
0.0
141,000  Bank of New York
Mellon Corp., MTN,
3.000%,
10/30/2028 136,697
0.1
151,000  Bank of New York
Mellon Corp., MTN,
3.250%,
05/16/2027 149,713
0.1
171,000
(1)(3)
Bank of New York
Mellon Corp., MTN,
3.442%,
02/07/2028 169,864
0.1
18,000
(1)(3)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 18,563
0.0
30,000
(3)
Bank of New York
Mellon Corp., MTN,
5.834%,
10/25/2033 32,324
0.0
22,000
(3)
Bank of New York
Mellon Corp., MTN,
6.474%,
10/25/2034 24,531
0.0
7,000
(3)
Bank of New York
Mellon Corp. J,
4.967%,
04/26/2034 7,137
0.0
19,000  Bank of Nova Scotia,
1.050%,
03/02/2026 18,756
0.0
18,000  Bank of Nova Scotia,
1.300%,
09/15/2026 17,556
0.0
15,000  Bank of Nova Scotia,
1.350%,
06/24/2026 14,717
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
15,000
(1)
Bank of Nova Scotia,
1.950%,
02/02/2027 $ 14,636
0.0
13,000  Bank of Nova Scotia,
2.150%,
08/01/2031 11,534
0.0
17,000  Bank of Nova Scotia,
2.450%,
02/02/2032 15,107
0.0
25,000  Bank of Nova Scotia,
2.700%,
08/03/2026 24,740
0.0
14,000  Bank of Nova Scotia,
2.951%,
03/11/2027 13,793
0.0
25,000  Bank of Nova Scotia,
4.500%,
12/16/2025 25,009
0.0
25,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 24,204
0.0
25,000  Bank of Nova Scotia,
4.750%,
02/02/2026 25,051
0.0
25,000  Bank of Nova Scotia,
4.850%,
02/01/2030 25,608
0.0
15,000
(1)
Bank of Nova Scotia,
5.250%,
06/12/2028 15,478
0.0
23,000  Bank of Nova Scotia,
5.350%,
12/07/2026 23,346
0.0
17,000  Bank of Nova Scotia,
5.650%,
02/01/2034 18,106
0.0
202,000
(3)
Barclays PLC, 2.667%,
03/10/2032 182,888
0.1
151,000
(3)
Barclays PLC, 3.811%,
03/10/2042 121,891
0.0
151,000  Barclays PLC, 4.375%,
01/12/2026 151,012
0.1
202,000  Barclays PLC, 5.200%,
05/12/2026 202,996
0.1
50,000  Barclays PLC, 5.250%,
08/17/2045 48,136
0.0
210,000
(3)
Barclays PLC, 6.496%,
09/13/2027 214,282
0.1
15,000  Berkshire Hathaway
Finance Corp., 1.450%,
10/15/2030 13,287
0.0
10,000  Berkshire Hathaway
Finance Corp., 1.850%,
03/12/2030 9,140
0.0
15,000  Berkshire Hathaway
Finance Corp., 2.500%,
01/15/2051 9,157
0.0
20,000
(1)
Berkshire Hathaway
Finance Corp., 2.875%,
03/15/2032 18,716
0.0
56,000  Berkshire Hathaway
Finance Corp., 3.850%,
03/15/2052 43,983
0.0
48,000  Berkshire Hathaway
Finance Corp., 4.200%,
08/15/2048 41,041
0.0
40,000  Berkshire Hathaway
Finance Corp., 4.250%,
01/15/2049 34,320
0.0
10,000  Berkshire Hathaway
Finance Corp., 4.300%,
05/15/2043 9,029
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
15,000  Berkshire Hathaway
Finance Corp., 4.400%,
05/15/2042 $ 14,028
0.0
15,000  Berkshire Hathaway
Finance Corp., 5.750%,
01/15/2040 16,372
0.0
20,000
(1)
Berkshire Hathaway,
Inc., 4.500%,
02/11/2043 19,010
0.0
33,000  BlackRock Funding,
Inc., 5.350%,
01/08/2055 32,725
0.0
200,000  BlackRock, Inc.,
1.900%,
01/28/2031 178,347
0.1
25,000
(1)
Blackstone Private
Credit Fund, 2.625%,
12/15/2026 24,420
0.0
20,000  Blackstone Private
Credit Fund, 3.250%,
03/15/2027 19,626
0.0
13,000
(1)
Blackstone Private
Credit Fund, 4.000%,
01/15/2029 12,703
0.0
10,000  Blackstone Private
Credit Fund, 5.950%,
07/16/2029 10,292
0.0
34,000
(1)
Blackstone Private
Credit Fund, 6.000%,
11/22/2034 34,839
0.0
10,000  Blackstone Private
Credit Fund, 6.250%,
01/25/2031 10,457
0.0
10,000  Blackstone Private
Credit Fund, 7.300%,
11/27/2028 10,685
0.0
106,000  Blackstone Secured
Lending Fund, 3.625%,
01/15/2026 105,744
0.0
80,000  Blue Owl Capital Corp.,
2.625%,
01/15/2027 77,869
0.0
59,000
(1)
Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 62,037
0.0
20,000  Blue Owl Finance LLC,
6.250%,
04/18/2034 20,988
0.0
73,000
(1)
Boston Properties L.P.,
2.550%,
04/01/2032 63,147
0.0
76,000
(1)
Boston Properties L.P.,
3.250%,
01/30/2031 70,698
0.0
75,000
(1)
Brighthouse Financial,
Inc., 5.625%,
05/15/2030 76,979
0.0
7,000  Brixmor Operating
Partnership L.P.,
2.250%,
04/01/2028 6,671
0.0
10,000  Brixmor Operating
Partnership L.P.,
2.500%,
08/16/2031 8,890
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
8,000  Brixmor Operating
Partnership L.P.,
3.900%,
03/15/2027 $ 7,967
0.0
16,000  Brixmor Operating
Partnership L.P.,
4.050%,
07/01/2030 15,668
0.0
12,000  Brixmor Operating
Partnership L.P.,
4.125%,
06/15/2026 11,982
0.0
15,000  Brixmor Operating
Partnership L.P.,
4.125%,
05/15/2029 14,877
0.0
8,000  Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 8,265
0.0
12,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 8,427
0.0
151,000  Brookfield Finance, Inc.,
2.724%,
04/15/2031 137,988
0.1
12,000  Brookfield Finance, Inc.,
3.500%,
03/30/2051 8,490
0.0
8,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 5,791
0.0
9,000  Brookfield Finance, Inc.,
4.700%,
09/20/2047 7,895
0.0
4,000  Brookfield Finance, Inc.,
5.675%,
01/15/2035 4,152
0.0
15,000  Brookfield Finance, Inc.,
5.968%,
03/04/2054 15,476
0.0
14,000  Brown & Brown, Inc.,
2.375%,
03/15/2031 12,467
0.0
12,000  Brown & Brown, Inc.,
4.200%,
03/17/2032 11,590
0.0
7,000  Brown & Brown, Inc.,
4.500%,
03/15/2029 7,021
0.0
12,000
(1)
Brown & Brown, Inc.,
4.950%,
03/17/2052 10,584
0.0
38,000  Brown & Brown, Inc.,
6.250%,
06/23/2055 40,018
0.0
15,000  Camden Property Trust,
2.800%,
05/15/2030 14,077
0.0
12,000  Camden Property Trust,
3.150%,
07/01/2029 11,558
0.0
6,000  Camden Property Trust,
3.350%,
11/01/2049 4,318
0.0
8,000
(1)
Camden Property Trust,
4.100%,
10/15/2028 8,015
0.0
8,000  Camden Property Trust,
4.900%,
01/15/2034 8,123
0.0
10,000  Camden Property Trust,
5.850%,
11/03/2026 10,182
0.0
10,000  Canadian Imperial Bank
of Commerce, 0.950%,
10/23/2025 9,979
0.0
15,000  Canadian Imperial Bank
of Commerce, 1.250%,
06/22/2026 14,708
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
22,000  Canadian Imperial Bank
of Commerce, 3.450%,
04/07/2027 $ 21,841
0.0
22,000
(1)
Canadian Imperial Bank
of Commerce, 3.600%,
04/07/2032 20,915
0.0
22,000
(1)
Canadian Imperial Bank
of Commerce, 5.001%,
04/28/2028 22,510
0.0
10,000  Canadian Imperial Bank
of Commerce, 5.615%,
07/17/2026 10,127
0.0
19,000  Canadian Imperial Bank
of Commerce, 5.926%,
10/02/2026 19,364
0.0
15,000  Canadian Imperial Bank
of Commerce, 5.986%,
10/03/2028 15,759
0.0
64,000
(1)
Canadian Imperial Bank
of Commerce, 6.092%,
10/03/2033 69,683
0.0
25,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 24,362
0.0
20,000
(3)
Capital One Financial
Corp., 2.359%,
07/29/2032 17,268
0.0
10,000
(3)
Capital One Financial
Corp., 2.618%,
11/02/2032 8,902
0.0
25,000
(1)(3)
Capital One Financial
Corp., 3.273%,
03/01/2030 24,113
0.0
20,000  Capital One Financial
Corp., 3.650%,
05/11/2027 19,849
0.0
30,000  Capital One Financial
Corp., 3.750%,
07/28/2026 29,886
0.0
27,000  Capital One Financial
Corp., 3.750%,
03/09/2027 26,857
0.0
28,000  Capital One Financial
Corp., 3.800%,
01/31/2028 27,787
0.0
32,000
(3)
Capital One Financial
Corp., 4.927%,
05/10/2028 32,334
0.0
18,000
(3)
Capital One Financial
Corp., 5.247%,
07/26/2030 18,506
0.0
22,000
(3)
Capital One Financial
Corp., 5.268%,
05/10/2033 22,504
0.0
32,000
(3)
Capital One Financial
Corp., 5.463%,
07/26/2030 33,138
0.0
20,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 20,513
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
20,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 $ 20,769
0.0
25,000
(3)
Capital One Financial
Corp., 5.817%,
02/01/2034 26,226
0.0
20,000
(3)
Capital One Financial
Corp., 6.051%,
02/01/2035 21,238
0.0
36,000
(3)
Capital One Financial
Corp., 6.312%,
06/08/2029 37,769
0.0
36,000
(3)
Capital One Financial
Corp., 6.377%,
06/08/2034 38,952
0.0
15,000
(3)
Capital One Financial
Corp., 7.149%,
10/29/2027 15,452
0.0
36,000
(3)
Capital One Financial
Corp., 7.624%,
10/30/2031 40,726
0.0
10,000  Cboe Global Markets,
Inc., 1.625%,
12/15/2030 8,789
0.0
6,000  Cboe Global Markets,
Inc., 3.000%,
03/16/2032 5,508
0.0
13,000  Cboe Global Markets,
Inc., 3.650%,
01/12/2027 12,930
0.0
10,000
(1)
CBRE Services, Inc.,
2.500%,
04/01/2031 9,053
0.0
10,000
(1)
CBRE Services, Inc.,
5.500%,
04/01/2029 10,382
0.0
20,000
(1)
CBRE Services, Inc.,
5.950%,
08/15/2034 21,345
0.0
25,000  Charles Schwab Corp.,
0.900%,
03/11/2026 24,653
0.0
20,000  Charles Schwab Corp.,
1.150%,
05/13/2026 19,656
0.0
15,000  Charles Schwab Corp.,
1.650%,
03/11/2031 13,046
0.0
17,000  Charles Schwab Corp.,
1.950%,
12/01/2031 14,763
0.0
25,000  Charles Schwab Corp.,
2.000%,
03/20/2028 23,887
0.0
15,000  Charles Schwab Corp.,
2.300%,
05/13/2031 13,517
0.0
30,000  Charles Schwab Corp.,
2.450%,
03/03/2027 29,361
0.0
10,000  Charles Schwab Corp.,
2.750%,
10/01/2029 9,497
0.0
20,000  Charles Schwab Corp.,
2.900%,
03/03/2032 18,248
0.0
13,000  Charles Schwab Corp.,
3.200%,
03/02/2027 12,869
0.0
14,000  Charles Schwab Corp.,
3.200%,
01/25/2028 13,757
0.0
12,000  Charles Schwab Corp.,
3.250%,
05/22/2029 11,659
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
15,000  Charles Schwab Corp.,
3.300%,
04/01/2027 $ 14,855
0.0
7,000  Charles Schwab Corp.,
3.450%,
02/13/2026 6,980
0.0
12,000  Charles Schwab Corp.,
4.000%,
02/01/2029 11,997
0.0
10,000  Charles Schwab Corp.,
4.625%,
03/22/2030 10,193
0.0
24,000
(3)
Charles Schwab Corp.,
5.643%,
05/19/2029 24,929
0.0
26,000
(3)
Charles Schwab Corp.,
5.853%,
05/19/2034 27,837
0.0
20,000  Charles Schwab Corp.,
5.875%,
08/24/2026 20,300
0.0
23,000
(3)
Charles Schwab Corp.,
6.136%,
08/24/2034 25,065
0.0
26,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 27,615
0.0
16,000  Chubb Corp., 6.000%,
05/11/2037 17,548
0.0
17,000  Chubb INA Holdings,
Inc., 2.850%,
12/15/2051 11,133
0.0
98,000  Chubb INA Holdings,
Inc., 3.050%,
12/15/2061 61,466
0.0
19,000  CI Financial Corp.,
3.200%,
12/17/2030 17,058
0.0
7,000  CI Financial Corp.,
4.100%,
06/15/2051 5,081
0.0
48,000
(3)
Citigroup, Inc., 1.122%,
01/28/2027 47,508
0.0
53,000
(1)(3)
Citigroup, Inc., 1.462%,
06/09/2027 52,004
0.0
34,000
(3)
Citigroup, Inc., 2.520%,
11/03/2032 30,213
0.0
58,000
(3)
Citigroup, Inc., 2.561%,
05/01/2032 52,289
0.0
67,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 61,659
0.0
43,000
(3)
Citigroup, Inc., 2.666%,
01/29/2031 39,980
0.0
24,000
(3)
Citigroup, Inc., 2.904%,
11/03/2042 17,600
0.0
43,000
(3)
Citigroup, Inc., 2.976%,
11/05/2030 40,714
0.0
58,000
(1)(3)
Citigroup, Inc., 3.057%,
01/25/2033 52,823
0.0
38,000  Citigroup, Inc., 3.400%,
05/01/2026 37,856
0.0
43,000
(3)
Citigroup, Inc., 3.520%,
10/27/2028 42,432
0.0
48,000
(3)
Citigroup, Inc., 3.668%,
07/24/2028 47,585
0.0
58,000
(3)
Citigroup, Inc., 3.785%,
03/17/2033 55,120
0.0
19,000
(3)
Citigroup, Inc., 3.878%,
01/24/2039 16,728
0.0
48,000
(3)
Citigroup, Inc., 3.980%,
03/20/2030 47,429
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
38,000
(1)(3)
Citigroup, Inc., 4.075%,
04/23/2029 $ 37,913
0.0
40,000  Citigroup, Inc., 4.125%,
07/25/2028 39,967
0.0
19,000
(3)
Citigroup, Inc., 4.281%,
04/24/2048 16,153
0.0
77,000
(3)
Citigroup, Inc., 4.412%,
03/31/2031 76,889
0.0
74,000  Citigroup, Inc., 4.450%,
09/29/2027 74,321
0.0
58,000
(3)
Citigroup, Inc., 4.542%,
09/19/2030 58,290
0.0
29,000  Citigroup, Inc., 4.600%,
03/09/2026 29,048
0.0
19,000  Citigroup, Inc., 4.650%,
07/30/2045 17,191
0.0
144,000
(1)
Citigroup, Inc., 4.650%,
07/23/2048 128,542
0.1
29,000
(1)(3)
Citigroup, Inc., 4.658%,
05/24/2028 29,224
0.0
38,000  Citigroup, Inc., 4.750%,
05/18/2046 33,788
0.0
48,000
(3)
Citigroup, Inc., 4.910%,
05/24/2033 48,595
0.0
58,000
(3)
Citigroup, Inc., 5.174%,
02/13/2030 59,506
0.0
17,000  Citigroup, Inc., 5.300%,
05/06/2044 16,596
0.0
25,000
(3)
Citigroup, Inc., 5.316%,
03/26/2041 24,916
0.0
21,000
(3)
Citigroup, Inc., 5.411%,
09/19/2039 21,079
0.0
48,000
(1)(3)
Citigroup, Inc., 5.449%,
06/11/2035 49,792
0.0
21,000
(3)
Citigroup, Inc., 5.612%,
03/04/2056 21,220
0.0
48,000
(3)
Citigroup, Inc., 5.827%,
02/13/2035 49,800
0.0
9,000
(1)
Citigroup, Inc., 5.875%,
02/22/2033 9,602
0.0
19,000  Citigroup, Inc., 5.875%,
01/30/2042 20,154
0.0
13,000  Citigroup, Inc., 6.000%,
10/31/2033 13,995
0.0
61,000
(3)
Citigroup, Inc., 6.174%,
05/25/2034 64,927
0.0
53,000
(3)
Citigroup, Inc., 6.270%,
11/17/2033 57,859
0.0
17,000  Citigroup, Inc., 6.625%,
01/15/2028 17,973
0.0
19,000
(1)
Citigroup, Inc., 6.625%,
06/15/2032 21,083
0.0
19,000  Citigroup, Inc., 6.675%,
09/13/2043 21,507
0.0
37,000  Citigroup, Inc., 8.125%,
07/15/2039 47,456
0.0
48,000
(3)
Citigroup, Inc. VAR,
3.070%,
02/24/2028 47,272
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
115,000  Citizens Financial
Group, Inc., 3.250%,
04/30/2030 $ 108,906
0.0
32,000
(3)
Citizens Financial
Group, Inc., 5.841%,
01/23/2030 33,362
0.0
40,000  CME Group, Inc.,
5.300%,
09/15/2043 40,945
0.0
10,000  CNA Financial Corp.,
2.050%,
08/15/2030 8,935
0.0
10,000  CNA Financial Corp.,
3.450%,
08/15/2027 9,883
0.0
10,000  CNA Financial Corp.,
3.900%,
05/01/2029 9,878
0.0
10,000  CNA Financial Corp.,
4.500%,
03/01/2026 9,999
0.0
10,000  CNA Financial Corp.,
5.125%,
02/15/2034 10,100
0.0
10,000  CNA Financial Corp.,
5.500%,
06/15/2033 10,386
0.0
10,000  CNO Financial
Group, Inc., 5.250%,
05/30/2029 10,178
0.0
14,000  CNO Financial
Group, Inc., 6.450%,
06/15/2034 14,868
0.0
86,000  Comerica, Inc., 3.800%,
07/22/2026 85,536
0.0
171,000  Cooperatieve
Rabobank UA, 3.750%,
07/21/2026 170,249
0.1
78,000  Cooperatieve Rabobank
UA, BKNT, 5.250%,
05/24/2041 78,586
0.0
162,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 154,791
0.1
31,000  Corporate Office
Properties L.P., 2.750%,
04/15/2031 28,081
0.0
18,000  Credit Suisse USA, Inc.,
7.125%,
07/15/2032 20,721
0.0
171,000  Crown Castle, Inc.,
1.050%,
07/15/2026 166,783
0.1
142,000  Crown Castle, Inc.,
2.100%,
04/01/2031 124,382
0.1
25,000  Crown Castle, Inc.,
2.900%,
04/01/2041 18,311
0.0
48,000  Crown Castle, Inc.,
3.250%,
01/15/2051 32,431
0.0
9,000  CubeSmart L.P.,
2.000%,
02/15/2031 7,877
0.0
11,000  CubeSmart L.P.,
2.250%,
12/15/2028 10,361
0.0
10,000  CubeSmart L.P.,
2.500%,
02/15/2032 8,829
0.0
7,000  CubeSmart L.P.,
3.000%,
02/15/2030 6,622
0.0
17,000  CubeSmart L.P.,
3.125%,
09/01/2026 16,847
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,000  CubeSmart L.P.,
4.000%,
11/15/2025 $ 5,993
0.0
7,000  CubeSmart L.P.,
4.375%,
02/15/2029 7,008
0.0
73,000  Deutsche Bank AG,
4.100%,
01/13/2026 72,926
0.0
125,000
(3)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 122,279
0.0
195,000
(3)
Deutsche Bank AG/
New York NY, 3.547%,
09/18/2031 184,898
0.1
137,000  Deutsche Bank AG/
New York NY, 4.100%,
01/13/2026 136,860
0.1
18,000  Digital Realty Trust L.P.,
3.600%,
07/01/2029 17,562
0.0
20,000  Digital Realty Trust L.P.,
3.700%,
08/15/2027 19,867
0.0
13,000  Digital Realty Trust L.P.,
4.450%,
07/15/2028 13,102
0.0
18,000  Digital Realty Trust L.P.,
5.550%,
01/15/2028 18,532
0.0
137,000  Discover Bank, 4.250%,
03/13/2026 136,957
0.1
20,000  Discover Financial
Services, 4.100%,
02/09/2027 19,973
0.0
12,000  Discover Financial
Services, 4.500%,
01/30/2026 12,003
0.0
15,000  Discover Financial
Services, 6.700%,
11/29/2032 16,557
0.0
11,000
(3)
Discover Financial
Services, 7.964%,
11/02/2034 13,010
0.0
10,000  DOC DR, LLC, 2.625%,
11/01/2031 8,917
0.0
7,000  DOC DR, LLC, 3.950%,
01/15/2028 6,946
0.0
8,000  DOC DR, LLC, 4.300%,
03/15/2027 8,006
0.0
10,000
(3)
Enstar Finance LLC,
5.500%,
01/15/2042 9,940
0.0
10,000  Enstar Group Ltd.,
3.100%,
09/01/2031 8,939
0.0
10,000
(1)
Enstar Group Ltd.,
4.950%,
06/01/2029 10,106
0.0
47,000  EPR Properties,
3.750%,
08/15/2029 45,262
0.0
14,000  Equinix, Inc., 1.450%,
05/15/2026 13,762
0.0
13,000  Equinix, Inc., 1.550%,
03/15/2028 12,225
0.0
10,000  Equinix, Inc., 1.800%,
07/15/2027 9,604
0.0
8,000  Equinix, Inc., 2.000%,
05/15/2028 7,587
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
22,000  Equinix, Inc., 2.150%,
07/15/2030 $ 19,858
0.0
20,000
(1)
Equinix, Inc., 2.500%,
05/15/2031 18,036
0.0
12,000  Equinix, Inc., 2.900%,
11/18/2026 11,824
0.0
10,000  Equinix, Inc., 2.950%,
09/15/2051 6,403
0.0
10,000  Equinix, Inc., 3.000%,
07/15/2050 6,543
0.0
24,000  Equinix, Inc., 3.200%,
11/18/2029 22,993
0.0
10,000  Equinix, Inc., 3.400%,
02/15/2052 7,017
0.0
24,000  Equinix, Inc., 3.900%,
04/15/2032 23,033
0.0
30,000  Equitable Holdings, Inc.,
4.350%,
04/20/2028 30,113
0.0
21,000  Equitable Holdings, Inc.,
5.000%,
04/20/2048 19,348
0.0
10,000  Equitable Holdings, Inc.,
5.594%,
01/11/2033 10,528
0.0
55,000  ERP Operating L.P.,
4.500%,
07/01/2044 48,985
0.0
82,000  Essex Portfolio L.P.,
2.650%,
03/15/2032 73,191
0.0
20,000  Everest Reinsurance
Holdings, Inc., 3.125%,
10/15/2052 12,929
0.0
20,000  Everest Reinsurance
Holdings, Inc., 3.500%,
10/15/2050 14,147
0.0
8,000  Everest Reinsurance
Holdings, Inc., 4.868%,
06/01/2044 7,313
0.0
8,000  Extra Space Storage
L.P., 2.200%,
10/15/2030 7,180
0.0
12,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 10,423
0.0
12,000  Extra Space Storage
L.P., 2.400%,
10/15/2031 10,574
0.0
9,000
(1)
Extra Space Storage
L.P., 2.550%,
06/01/2031 8,103
0.0
12,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 11,947
0.0
9,000  Extra Space Storage
L.P., 3.875%,
12/15/2027 8,943
0.0
8,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 7,893
0.0
7,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 6,933
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
12,000  Extra Space Storage
L.P., 5.400%,
02/01/2034 $ 12,356
0.0
21,000  Extra Space Storage
L.P., 5.400%,
06/15/2035 21,468
0.0
9,000  Extra Space Storage
L.P., 5.500%,
07/01/2030 9,388
0.0
10,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 10,331
0.0
12,000  Extra Space Storage
L.P., 5.900%,
01/15/2031 12,766
0.0
12,000  Fairfax Financial
Holdings Ltd., 3.375%,
03/03/2031 11,329
0.0
13,000  Fairfax Financial
Holdings Ltd., 4.625%,
04/29/2030 13,054
0.0
12,000  Fairfax Financial
Holdings Ltd., 4.850%,
04/17/2028 12,163
0.0
15,000  Fairfax Financial
Holdings Ltd., 5.625%,
08/16/2032 15,601
0.0
15,000  Fairfax Financial
Holdings Ltd., 6.000%,
12/07/2033 15,984
0.0
12,000  Fairfax Financial
Holdings Ltd., 6.100%,
03/15/2055 12,320
0.0
20,000  Fairfax Financial
Holdings Ltd., 6.350%,
03/22/2054 21,164
0.0
52,000  Federal Realty OP L.P.,
3.500%,
06/01/2030 50,238
0.0
12,000  Fidelity National
Financial, Inc., 2.450%,
03/15/2031 10,638
0.0
9,000  Fidelity National
Financial, Inc., 3.200%,
09/17/2051 5,807
0.0
13,000  Fidelity National
Financial, Inc., 3.400%,
06/15/2030 12,354
0.0
9,000  Fidelity National
Financial, Inc., 4.500%,
08/15/2028 9,051
0.0
15,000
(3)
Fifth Third Bancorp,
1.707%,
11/01/2027 14,580
0.0
22,000  Fifth Third Bancorp,
2.550%,
05/05/2027 21,490
0.0
21,000  Fifth Third Bancorp,
3.950%,
03/14/2028 20,928
0.0
12,000
(3)
Fifth Third Bancorp,
4.055%,
04/25/2028 11,960
0.0
19,000
(1)(3)
Fifth Third Bancorp,
4.337%,
04/25/2033 18,525
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
31,000
(3)
Fifth Third Bancorp,
4.772%,
07/28/2030 $ 31,356
0.0
31,000
(3)
Fifth Third Bancorp,
6.361%,
10/27/2028 32,335
0.0
31,000  Fifth Third Bancorp,
8.250%,
03/01/2038 38,370
0.0
17,000  Franklin Resources,
Inc., 1.600%,
10/30/2030 14,866
0.0
7,000  Franklin Resources,
Inc., 2.950%,
08/12/2051 4,491
0.0
275,000  FS KKR Capital Corp.,
3.400%,
01/15/2026 273,781
0.1
8,000  Globe Life, Inc.,
2.150%,
08/15/2030 7,194
0.0
11,000  Globe Life, Inc.,
4.550%,
09/15/2028 11,103
0.0
8,000  Globe Life, Inc.,
4.800%,
06/15/2032 8,063
0.0
47,000  GLP Capital L.P. /
GLP Financing II, Inc.,
6.250%,
09/15/2054 47,385
0.0
43,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 43,201
0.0
51,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 51,400
0.0
18,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 19,239
0.0
58,000
(3)
Goldman Sachs
Group, Inc., 1.431%,
03/09/2027 57,261
0.0
53,000
(3)
Goldman Sachs
Group, Inc., 1.542%,
09/10/2027 51,696
0.0
82,000
(3)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 80,080
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 1.992%,
01/27/2032 42,369
0.0
77,000
(3)
Goldman Sachs
Group, Inc., 2.383%,
07/21/2032 68,744
0.0
38,000  Goldman Sachs
Group, Inc., 2.600%,
02/07/2030 35,603
0.0
72,000
(3)
Goldman Sachs
Group, Inc., 2.615%,
04/22/2032 65,340
0.0
58,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 56,791
0.0
58,000
(3)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 52,178
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
28,000
(3)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 $ 20,672
0.0
77,000
(3)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 70,658
0.0
42,000
(3)
Goldman Sachs
Group, Inc., 3.210%,
04/22/2042 32,492
0.0
36,000
(3)
Goldman Sachs
Group, Inc., 3.436%,
02/24/2043 28,418
0.0
53,000  Goldman Sachs
Group, Inc., 3.500%,
11/16/2026 52,669
0.0
62,000
(3)
Goldman Sachs
Group, Inc., 3.615%,
03/15/2028 61,543
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 3.691%,
06/05/2028 47,659
0.0
34,000  Goldman Sachs
Group, Inc., 3.750%,
02/25/2026 33,926
0.0
48,000  Goldman Sachs
Group, Inc., 3.800%,
03/15/2030 47,255
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 3.814%,
04/23/2029 47,597
0.0
58,000  Goldman Sachs
Group, Inc., 3.850%,
01/26/2027 57,855
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 4.017%,
10/31/2038 43,046
0.0
67,000
(3)
Goldman Sachs
Group, Inc., 4.223%,
05/01/2029 67,093
0.0
13,000
(3)
Goldman Sachs
Group, Inc., 4.387%,
06/15/2027 13,016
0.0
29,000
(3)
Goldman Sachs
Group, Inc., 4.411%,
04/23/2039 26,833
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 4.482%,
08/23/2028 48,312
0.0
38,000
(3)
Goldman Sachs
Group, Inc., 4.692%,
10/23/2030 38,495
0.0
34,000  Goldman Sachs
Group, Inc., 4.750%,
10/21/2045 31,083
0.0
67,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 67,478
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 49,212
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
38,000  Goldman Sachs
Group, Inc., 5.150%,
05/22/2045 $ 35,882
0.0
58,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 59,729
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 50,231
0.0
66,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 68,476
0.0
48,000
(3)
Goldman Sachs
Group, Inc., 5.851%,
04/25/2035 51,159
0.0
15,000  Goldman Sachs
Group, Inc., 5.950%,
01/15/2027 15,376
0.0
20,000  Goldman Sachs
Group, Inc., 6.125%,
02/15/2033 22,033
0.0
48,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 52,757
0.0
13,000  Goldman Sachs
Group, Inc., 6.450%,
05/01/2036 14,322
0.0
53,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 56,410
0.0
24,000
(3)
Goldman Sachs
Group, Inc., 6.561%,
10/24/2034 26,917
0.0
105,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 117,691
0.0
34,000  Goldman Sachs Group,
Inc., MTN, 4.800%,
07/08/2044 31,591
0.0
42,000
(3)
Goldman Sachs Group,
Inc. VAR, 1.093%,
12/09/2026 41,740
0.0
30,000  Golub Capital
BDC, Inc., 6.000%,
07/15/2029 30,665
0.0
29,000  HA Sustainable
Infrastructure
Capital, Inc., 6.750%,
07/15/2035 29,915
0.0
12,000
(1)
Hartford Financial
Services Group, Inc.,
2.800%,
08/19/2029 11,361
0.0
12,000  Hartford Financial
Services Group, Inc.,
2.900%,
09/15/2051 7,799
0.0
16,000  Hartford Financial
Services Group, Inc.,
3.600%,
08/19/2049 12,090
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,000  Hartford Financial
Services Group, Inc.,
4.300%,
04/15/2043 $ 5,241
0.0
10,000  Hartford Financial
Services Group, Inc.,
4.400%,
03/15/2048 8,719
0.0
6,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 6,484
0.0
8,000  Hartford Financial
Services Group, Inc.,
6.100%,
10/01/2041 8,504
0.0
16,000  Healthcare Realty
Holdings L.P., 2.000%,
03/15/2031 13,896
0.0
13,000  Healthcare Realty
Holdings L.P., 3.100%,
02/15/2030 12,247
0.0
12,000  Healthcare Realty
Holdings L.P., 3.500%,
08/01/2026 11,917
0.0
10,000  Healthcare Realty
Holdings L.P., 3.750%,
07/01/2027 9,929
0.0
9,000  Healthpeak OP LLC,
1.350%,
02/01/2027 8,666
0.0
10,000  Healthpeak OP LLC,
2.125%,
12/01/2028 9,367
0.0
12,000  Healthpeak OP LLC,
2.875%,
01/15/2031 11,059
0.0
15,000  Healthpeak OP LLC,
3.000%,
01/15/2030 14,181
0.0
13,000  Healthpeak OP LLC,
3.250%,
07/15/2026 12,910
0.0
13,000  Healthpeak OP LLC,
3.500%,
07/15/2029 12,607
0.0
15,000  Healthpeak OP LLC,
5.250%,
12/15/2032 15,435
0.0
6,000  Healthpeak OP LLC,
6.750%,
02/01/2041 6,621
0.0
7,000  Highwoods Realty L.P.,
2.600%,
02/01/2031 6,188
0.0
8,000  Highwoods Realty L.P.,
3.050%,
02/15/2030 7,412
0.0
17,000  Highwoods Realty L.P.,
3.875%,
03/01/2027 16,838
0.0
7,000  Highwoods Realty L.P.,
4.125%,
03/15/2028 6,924
0.0
7,000  Highwoods Realty L.P.,
4.200%,
04/15/2029 6,865
0.0
7,000  Highwoods Realty L.P.,
7.650%,
02/01/2034 7,950
0.0
12,000  Host Hotels &
Resorts L.P., 5.700%,
07/01/2034 12,300
0.0
8,000  Host Hotels & Resorts
L.P. F, 4.500%,
02/01/2026 7,990
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
13,000  Host Hotels & Resorts
L.P. H, 3.375%,
12/15/2029 $ 12,365
0.0
15,000  Host Hotels & Resorts
L.P. I, 3.500%,
09/15/2030 14,089
0.0
9,000  Host Hotels & Resorts
L.P. J, 2.900%,
12/15/2031 8,014
0.0
171,000
(3)
HSBC Holdings PLC,
4.583%,
06/19/2029 172,231
0.1
171,000
(3)
HSBC Holdings PLC,
6.000%,
12/31/2199 171,871
0.1
627,000  HSBC Holdings PLC,
6.500%,
09/15/2037 683,289
0.2
11,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 9,419
0.0
15,000  Huntington Bancshares,
Inc., 2.550%,
02/04/2030 13,893
0.0
15,000
(3)
Huntington Bancshares,
Inc., 4.443%,
08/04/2028 15,070
0.0
8,000
(3)
Huntington Bancshares,
Inc., 5.023%,
05/17/2033 8,064
0.0
33,000
(3)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 34,406
0.0
42,000
(3)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 44,210
0.0
307,000  ING Groep NV, 4.550%,
10/02/2028 310,132
0.1
35,000  Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 29,569
0.0
25,000  Intercontinental
Exchange, Inc.,
3.000%,
06/15/2050 16,763
0.0
90,000  Intercontinental
Exchange, Inc.,
3.000%,
09/15/2060 55,964
0.0
122,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 122,071
0.0
16,000  Intercontinental
Exchange, Inc.,
4.950%,
06/15/2052 14,868
0.0
20,000  Intercontinental
Exchange, Inc.,
5.200%,
06/15/2062 19,069
0.0
56,000  Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 54,199
0.0
10,000  Jackson Financial, Inc.,
3.125%,
11/23/2031 9,042
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
10,000  Jackson Financial, Inc.,
4.000%,
11/23/2051 $ 7,226
0.0
8,000  Jackson Financial, Inc.,
5.170%,
06/08/2027 8,102
0.0
7,000  Jackson Financial, Inc.,
5.670%,
06/08/2032 7,274
0.0
24,000  Jefferies Financial
Group, Inc., 4.150%,
01/23/2030 23,704
0.0
44,000  Jefferies Financial
Group, Inc., 6.500%,
01/20/2043 47,270
0.0
55,000
(3)
JPMorgan Chase & Co.,
1.045%,
11/19/2026 54,756
0.0
21,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 20,473
0.0
70,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 69,006
0.0
302,000
(3)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 266,730
0.1
202,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 195,843
0.1
33,000
(3)
JPMorgan Chase & Co.,
2.525%,
11/19/2041 23,900
0.0
171,000
(1)
JPMorgan Chase & Co.,
2.950%,
10/01/2026 169,433
0.1
403,000
(3)
JPMorgan Chase & Co.,
2.956%,
05/13/2031 378,055
0.1
268,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2041 210,736
0.1
115,000
(1)(3)
JPMorgan Chase & Co.,
3.328%,
04/22/2052 82,799
0.0
202,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 199,361
0.1
151,000
(3)
JPMorgan Chase & Co.,
3.540%,
05/01/2028 149,738
0.1
202,000
(3)
JPMorgan Chase & Co.,
3.782%,
02/01/2028 201,146
0.1
151,000
(3)
JPMorgan Chase & Co.,
3.882%,
07/24/2038 136,025
0.1
202,000  JPMorgan Chase & Co.,
4.125%,
12/15/2026 202,174
0.1
202,000  JPMorgan Chase & Co.,
4.250%,
10/01/2027 203,382
0.1
60,000
(3)
JPMorgan Chase & Co.,
4.323%,
04/26/2028 60,163
0.0
162,000
(3)
JPMorgan Chase & Co.,
4.912%,
07/25/2033 165,252
0.1
50,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 50,575
0.0
478,000  JPMorgan Chase & Co.,
5.500%,
10/15/2040 495,611
0.1
171,000  KeyBank NA/Cleveland
OH, BKNT, 3.400%,
05/20/2026 170,085
0.1
36,000
(1)(3)
KeyCorp, 6.401%,
03/06/2035 39,081
0.0
16,000  KeyCorp, MTN, 2.250%,
04/06/2027 15,549
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
15,000  KeyCorp, MTN, 2.550%,
10/01/2029 $ 14,060
0.0
15,000  KeyCorp, MTN, 4.100%,
04/30/2028 14,982
0.0
10,000  KeyCorp, MTN, 4.150%,
10/29/2025 9,997
0.0
13,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 12,961
0.0
33,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 27,453
0.0
22,000  Kilroy Realty L.P.,
4.250%,
08/15/2029 21,594
0.0
146,000  Kimco Realty OP LLC,
2.700%,
10/01/2030 135,371
0.1
118,000
(1)
Kreditanstalt fuer
Wiederaufbau, 0.750%,
09/30/2030 102,005
0.0
178,000
(1)
Kreditanstalt fuer
Wiederaufbau, 1.000%,
10/01/2026 173,159
0.1
118,000
(1)
Kreditanstalt fuer
Wiederaufbau, 1.750%,
09/14/2029 109,699
0.0
178,000  Kreditanstalt fuer
Wiederaufbau, 2.875%,
04/03/2028 174,863
0.1
296,000
(1)
Kreditanstalt fuer
Wiederaufbau, 3.000%,
05/20/2027 292,906
0.1
237,000  Kreditanstalt fuer
Wiederaufbau, 3.875%,
06/15/2028 238,613
0.1
237,000
(1)
Kreditanstalt fuer
Wiederaufbau, 4.125%,
07/15/2033 238,409
0.1
118,000
(1)
Kreditanstalt fuer
Wiederaufbau, 4.375%,
02/28/2034 120,585
0.0
118,000
(5)
Kreditanstalt fuer
Wiederaufbau, 4.440%,
04/18/2036 75,580
0.0
118,000
(1)(5)
Kreditanstalt fuer
Wiederaufbau, 4.470%,
06/29/2037 71,120
0.0
118,000
(1)
Kreditanstalt fuer
Wiederaufbau, 4.750%,
10/29/2030 123,351
0.1
1,763,000  Landwirtschaftliche
Rentenbank, 0.875%,
09/03/2030 1,537,045
0.3
10,000  Lazard Group LLC,
4.375%,
03/11/2029 9,978
0.0
10,000  Lazard Group LLC,
4.500%,
09/19/2028 10,048
0.0
8,000  Lazard Group LLC,
6.000%,
03/15/2031 8,459
0.0
9,000  Legg Mason, Inc.,
4.750%,
03/15/2026 9,013
0.0
11,000  Legg Mason, Inc.,
5.625%,
01/15/2044 11,048
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
9,000
(1)
Lincoln National Corp.,
3.050%,
01/15/2030 $ 8,553
0.0
10,000  Lincoln National Corp.,
3.400%,
01/15/2031 9,453
0.0
6,000  Lincoln National Corp.,
3.400%,
03/01/2032 5,565
0.0
8,000  Lincoln National Corp.,
3.625%,
12/12/2026 7,951
0.0
10,000  Lincoln National Corp.,
3.800%,
03/01/2028 9,882
0.0
7,000  Lincoln National Corp.,
5.852%,
03/15/2034 7,329
0.0
8,000  Lincoln National Corp.,
6.300%,
10/09/2037 8,578
0.0
10,000  Lincoln National Corp.,
7.000%,
06/15/2040 11,384
0.0
171,000
(3)
Lloyds Banking
Group PLC, 3.574%,
11/07/2028 168,784
0.1
56,000  Lloyds Banking
Group PLC, 4.550%,
08/16/2028 56,587
0.0
171,000  Lloyds Banking
Group PLC, 4.650%,
03/24/2026 171,144
0.1
70,000  Lloyds Banking
Group PLC, 5.300%,
12/01/2045 66,834
0.0
86,000  Loews Corp., 3.750%,
04/01/2026 85,801
0.0
10,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 10,194
0.0
30,000  LPL Holdings, Inc.,
5.750%,
06/15/2035 30,789
0.0
10,000  LPL Holdings, Inc.,
6.000%,
05/20/2034 10,455
0.0
15,000  LPL Holdings, Inc.,
6.750%,
11/17/2028 16,016
0.0
96,000
(3)
M&T Bank Corp.,
7.413%,
10/30/2029 104,309
0.0
42,000
(3)
M&T Bank Corp., MTN,
5.385%,
01/16/2036 42,595
0.0
44,000
(3)
Manulife Financial
Corp., 4.061%,
02/24/2032 43,697
0.0
20,000  Manulife Financial
Corp., 4.150%,
03/04/2026 19,993
0.0
11,000  Manulife Financial
Corp., 5.375%,
03/04/2046 10,995
0.0
6,000  Markel Group, Inc.,
3.350%,
09/17/2029 5,797
0.0
12,000  Markel Group, Inc.,
3.450%,
05/07/2052 8,270
0.0
6,000  Markel Group, Inc.,
3.500%,
11/01/2027 5,926
0.0
10,000  Markel Group, Inc.,
4.150%,
09/17/2050 7,903
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,000  Markel Group, Inc.,
4.300%,
11/01/2047 $ 4,934
0.0
10,000  Markel Group, Inc.,
5.000%,
04/05/2046 9,099
0.0
12,000  Markel Group, Inc.,
5.000%,
05/20/2049 10,858
0.0
11,000  Markel Group, Inc.,
6.000%,
05/16/2054 11,238
0.0
154,000  Marsh & McLennan
Cos., Inc., 2.250%,
11/15/2030 139,652
0.1
88,000  Marsh & McLennan
Cos., Inc., 2.900%,
12/15/2051 56,759
0.0
10,000  Marsh & McLennan
Cos., Inc., 4.750%,
03/15/2039 9,644
0.0
38,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 38,487
0.0
10,000  Marsh & McLennan
Cos., Inc., 5.150%,
03/15/2034 10,362
0.0
10,000  Marsh & McLennan
Cos., Inc., 5.350%,
11/15/2044 9,927
0.0
12,000
(1)
Marsh & McLennan
Cos., Inc., 5.400%,
09/15/2033 12,600
0.0
14,000  Marsh & McLennan
Cos., Inc., 5.400%,
03/15/2055 13,740
0.0
10,000  Marsh & McLennan
Cos., Inc., 5.750%,
11/01/2032 10,738
0.0
6,000  Marsh & McLennan
Cos., Inc., 5.875%,
08/01/2033 6,506
0.0
12,000  Mastercard, Inc.,
1.900%,
03/15/2031 10,696
0.0
110,000  Mastercard, Inc.,
2.950%,
03/15/2051 73,682
0.0
29,000  Mastercard, Inc.,
3.350%,
03/26/2030 28,237
0.0
144,000  Mastercard, Inc.,
3.500%,
02/26/2028 142,957
0.1
3,000  Mastercard, Inc.,
3.800%,
11/21/2046 2,442
0.0
14,000  Mastercard, Inc.,
4.350%,
01/15/2032 14,072
0.0
15,000  Mastercard, Inc.,
4.875%,
05/09/2034 15,366
0.0
69,000  MetLife, Inc., 4.050%,
03/01/2045 58,333
0.0
44,000  MetLife, Inc., 4.125%,
08/13/2042 37,895
0.0
14,000  MetLife, Inc., 4.721%,
12/15/2044 12,852
0.0
20,000
(1)
MetLife, Inc., 5.000%,
07/15/2052 18,714
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
46,000  MetLife, Inc., 5.250%,
01/15/2054 $ 44,860
0.0
61,000  Mid-America
Apartments L.P.,
1.700%,
02/15/2031 53,047
0.0
123,000  Mitsubishi UFJ Financial
Group, Inc., 3.287%,
07/25/2027 121,498
0.0
29,000  Mitsubishi UFJ Financial
Group, Inc., 3.677%,
02/22/2027 28,879
0.0
183,000  Mitsubishi UFJ Financial
Group, Inc., 3.741%,
03/07/2029 180,694
0.1
159,000  Mitsubishi UFJ Financial
Group, Inc., 3.961%,
03/02/2028 158,950
0.1
123,000  Mitsubishi UFJ Financial
Group, Inc., 4.050%,
09/11/2028 123,161
0.0
62,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 4.153%,
03/07/2039 58,221
0.0
62,000  Mitsubishi UFJ Financial
Group, Inc., 4.286%,
07/26/2038 59,185
0.0
478,000
(3)
Mizuho Financial
Group, Inc., 4.254%,
09/11/2029 478,765
0.1
43,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 42,090
0.0
58,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 50,395
0.0
48,000
(3)
Morgan Stanley,
2.943%,
01/21/2033 43,652
0.0
38,000
(3)
Morgan Stanley,
3.217%,
04/22/2042 29,732
0.0
58,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 57,399
0.0
38,000
(3)
Morgan Stanley,
3.971%,
07/22/2038 34,007
0.0
48,000  Morgan Stanley,
4.300%,
01/27/2045 42,135
0.0
19,000
(3)
Morgan Stanley,
4.457%,
04/22/2039 17,944
0.0
58,000
(3)
Morgan Stanley,
4.654%,
10/18/2030 58,652
0.0
38,000
(3)
Morgan Stanley,
4.889%,
07/20/2033 38,596
0.0
43,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 44,079
0.0
48,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 49,040
0.0
43,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 44,203
0.0
38,000
(3)
Morgan Stanley,
5.297%,
04/20/2037 38,563
0.0
62,000
(3)
Morgan Stanley,
5.320%,
07/19/2035 63,997
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
43,000
(3)
Morgan Stanley,
5.449%,
07/20/2029 $ 44,438
0.0
48,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 50,011
0.0
48,000
(3)
Morgan Stanley,
5.656%,
04/18/2030 50,134
0.0
58,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 61,851
0.0
29,000
(3)
Morgan Stanley,
5.942%,
02/07/2039 30,373
0.0
38,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 39,854
0.0
43,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 44,814
0.0
58,000
(3)
Morgan Stanley,
6.342%,
10/18/2033 63,763
0.0
38,000  Morgan Stanley,
6.375%,
07/24/2042 42,707
0.0
38,000
(3)
Morgan Stanley,
6.407%,
11/01/2029 40,395
0.0
38,000
(3)
Morgan Stanley,
6.627%,
11/01/2034 42,543
0.0
19,000  Morgan Stanley,
7.250%,
04/01/2032 22,018
0.0
67,000
(3)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 59,190
0.0
67,000
(3)
Morgan Stanley, GMTN,
2.699%,
01/22/2031 62,620
0.0
58,000
(3)
Morgan Stanley, GMTN,
3.772%,
01/24/2029 57,504
0.0
58,000
(3)
Morgan Stanley, GMTN,
4.431%,
01/23/2030 58,287
0.0
38,000
(3)
Morgan Stanley, GMTN,
5.597%,
03/24/2051 38,741
0.0
53,000
(3)
Morgan Stanley, MTN,
1.794%,
02/13/2032 46,238
0.0
48,000
(3)
Morgan Stanley, MTN,
1.928%,
04/28/2032 41,905
0.0
48,000
(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 42,835
0.0
199,000
(3)
Morgan Stanley, MTN,
2.802%,
01/25/2052 128,319
0.1
58,000
(3)
Morgan Stanley, MTN,
3.622%,
04/01/2031 56,293
0.0
43,000  Morgan Stanley, MTN,
4.375%,
01/22/2047 37,755
0.0
53,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 54,259
0.0
62,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 63,956
0.0
48,000
(3)
Morgan Stanley, MTN,
5.424%,
07/21/2034 50,027
0.0
29,000
(3)
Morgan Stanley, MTN,
5.652%,
04/13/2028 29,655
0.0
13,000  Nasdaq, Inc., 1.650%,
01/15/2031 11,372
0.0
13,000  Nasdaq, Inc., 2.500%,
12/21/2040 9,218
0.0
10,000  Nasdaq, Inc., 3.250%,
04/28/2050 6,979
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
10,000  Nasdaq, Inc., 3.850%,
06/30/2026 $ 9,989
0.0
6,000  Nasdaq, Inc., 3.950%,
03/07/2052 4,668
0.0
18,000  Nasdaq, Inc., 5.350%,
06/28/2028 18,564
0.0
22,000  Nasdaq, Inc., 5.550%,
02/15/2034 23,111
0.0
15,000  Nasdaq, Inc., 5.950%,
08/15/2053 15,718
0.0
15,000  Nasdaq, Inc., 6.100%,
06/28/2063 15,871
0.0
171,000  National Australia Bank
Ltd./New York, 2.500%,
07/12/2026 169,055
0.1
8,000  Nationwide Financial
Services, Inc., 6.750%,
05/15/2087 8,094
0.0
202,000
(1)(3)
NatWest Group PLC,
3.073%,
05/22/2028 198,495
0.1
171,000  NatWest Group PLC,
4.800%,
04/05/2026 171,540
0.1
20,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 21,098
0.0
8,000  NNN REIT, Inc.,
2.500%,
04/15/2030 7,388
0.0
9,000  NNN REIT, Inc.,
3.000%,
04/15/2052 5,737
0.0
6,000  NNN REIT, Inc.,
3.100%,
04/15/2050 3,956
0.0
8,000  NNN REIT, Inc.,
3.500%,
10/15/2027 7,908
0.0
9,000  NNN REIT, Inc.,
3.500%,
04/15/2051 6,414
0.0
7,000  NNN REIT, Inc.,
3.600%,
12/15/2026 6,958
0.0
8,000  NNN REIT, Inc.,
4.000%,
11/15/2025 7,993
0.0
8,000  NNN REIT, Inc.,
4.300%,
10/15/2028 8,023
0.0
6,000  NNN REIT, Inc.,
4.800%,
10/15/2048 5,375
0.0
10,000  NNN REIT, Inc.,
5.600%,
10/15/2033 10,468
0.0
120,000  Nomura Holdings, Inc.,
2.679%,
07/16/2030 110,337
0.0
119,000  Nomura Holdings, Inc.,
5.842%,
01/18/2028 123,077
0.0
20,000  Northern Trust Corp.,
1.950%,
05/01/2030 18,237
0.0
10,000  Northern Trust Corp.,
3.150%,
05/03/2029 9,714
0.0
7,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 6,865
0.0
10,000  Northern Trust Corp.,
3.650%,
08/03/2028 9,943
0.0
15,000  Northern Trust Corp.,
3.950%,
10/30/2025 14,993
0.0
20,000  Northern Trust Corp.,
4.000%,
05/10/2027 20,039
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
20,000  Northern Trust Corp.,
6.125%,
11/02/2032 $ 21,875
0.0
13,000  Old Republic
International Corp.,
3.850%,
06/11/2051 9,469
0.0
11,000  Old Republic
International Corp.,
3.875%,
08/26/2026 10,962
0.0
8,000  Old Republic
International Corp.,
5.750%,
03/28/2034 8,346
0.0
14,000
(1)
Omega Healthcare
Investors, Inc., 3.250%,
04/15/2033 12,360
0.0
14,000  Omega Healthcare
Investors, Inc., 3.375%,
02/01/2031 13,000
0.0
10,000  Omega Healthcare
Investors, Inc., 3.625%,
10/01/2029 9,598
0.0
14,000  Omega Healthcare
Investors, Inc., 4.500%,
04/01/2027 14,045
0.0
11,000  Omega Healthcare
Investors, Inc., 4.750%,
01/15/2028 11,100
0.0
12,000  Omega Healthcare
Investors, Inc., 5.250%,
01/15/2026 12,003
0.0
47,000  ORIX Corp., 2.250%,
03/09/2031 41,989
0.0
17,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 14,493
0.0
6,000  Piedmont Operating
Partnership L.P.,
3.150%,
08/15/2030 5,455
0.0
8,000  Piedmont Operating
Partnership L.P.,
6.875%,
07/15/2029 8,469
0.0
12,000  Piedmont Operating
Partnership L.P.,
9.250%,
07/20/2028 13,328
0.0
151,000  PNC Bank NA, 3.100%,
10/25/2027 148,506
0.1
171,000  PNC Bank NA, 3.250%,
01/22/2028 168,368
0.1
202,000
(3)
PNC Financial Services
Group, Inc., 2.307%,
04/23/2032 180,295
0.1
53,000
(3)
PNC Financial Services
Group, Inc., 5.373%,
07/21/2036 54,561
0.0
36,000
(3)
PNC Financial Services
Group, Inc., 5.401%,
07/23/2035 37,278
0.0
118,000
(3)
PNC Financial Services
Group, Inc., 5.582%,
06/12/2029 122,296
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
117,000  Principal Financial
Group, Inc., 2.125%,
06/15/2030 $ 106,028
0.0
10,000  Progressive Corp.,
2.450%,
01/15/2027 9,818
0.0
10,000  Progressive Corp.,
2.500%,
03/15/2027 9,802
0.0
10,000  Progressive Corp.,
3.000%,
03/15/2032 9,240
0.0
10,000  Progressive Corp.,
3.200%,
03/26/2030 9,627
0.0
8,000  Progressive Corp.,
3.700%,
01/26/2045 6,426
0.0
10,000  Progressive Corp.,
3.700%,
03/15/2052 7,722
0.0
10,000  Progressive Corp.,
3.950%,
03/26/2050 8,084
0.0
11,000  Progressive Corp.,
4.000%,
03/01/2029 11,008
0.0
15,000  Progressive Corp.,
4.125%,
04/15/2047 12,646
0.0
12,000  Progressive Corp.,
4.200%,
03/15/2048 10,254
0.0
7,000  Progressive Corp.,
4.350%,
04/25/2044 6,182
0.0
10,000
(1)
Progressive Corp.,
4.950%,
06/15/2033 10,295
0.0
8,000  Progressive Corp.,
6.250%,
12/01/2032 8,914
0.0
6,000  Progressive Corp.,
6.625%,
03/01/2029 6,472
0.0
202,000  Prologis L.P., 1.750%,
07/01/2030 180,702
0.1
10,000  Prologis L.P., 2.125%,
10/15/2050 5,515
0.0
14,000
(1)
Prologis L.P., 3.000%,
04/15/2050 9,379
0.0
7,000  Prologis L.P., 3.050%,
03/01/2050 4,742
0.0
151,000  Prologis L.P., 3.250%,
10/01/2026 149,907
0.1
20,000  Prologis L.P., 4.375%,
09/15/2048 16,972
0.0
7,000  Prologis L.P., 5.250%,
06/15/2053 6,777
0.0
9,000  Prologis L.P., 5.250%,
03/15/2054 8,720
0.0
16,000
(3)
Prudential Financial,
Inc., 3.700%,
10/01/2050 14,972
0.0
18,000  Prudential Financial,
Inc., 3.905%,
12/07/2047 14,442
0.0
21,000  Prudential Financial,
Inc., 3.935%,
12/07/2049 16,610
0.0
15,000
(1)(3)
Prudential Financial,
Inc., 4.500%,
09/15/2047 14,830
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
20,000
(3)
Prudential Financial,
Inc., 5.125%,
03/01/2052 $ 20,110
0.0
20,000
(3)
Prudential Financial,
Inc., 5.700%,
09/15/2048 20,400
0.0
24,000
(1)(3)
Prudential Financial,
Inc., 6.000%,
09/01/2052 25,002
0.0
20,000
(1)(3)
Prudential Financial,
Inc., 6.500%,
03/15/2054 21,432
0.0
10,000
(3)
Prudential Financial,
Inc., 6.750%,
03/01/2053 10,795
0.0
10,000  Prudential Financial,
Inc., MTN, 1.500%,
03/10/2026 9,886
0.0
10,000  Prudential Financial,
Inc., MTN, 2.100%,
03/10/2030 9,221
0.0
10,000  Prudential Financial,
Inc., MTN, 3.000%,
03/10/2040 7,805
0.0
26,000  Prudential Financial,
Inc., MTN, 3.700%,
03/13/2051 19,689
0.0
8,000  Prudential Financial,
Inc., MTN, 3.878%,
03/27/2028 8,016
0.0
20,000  Prudential Financial,
Inc., MTN, 4.350%,
02/25/2050 16,952
0.0
8,000  Prudential Financial,
Inc., MTN, 4.418%,
03/27/2048 6,905
0.0
15,000  Prudential Financial,
Inc., MTN, 4.600%,
05/15/2044 13,513
0.0
15,000  Prudential Financial,
Inc., MTN, 5.700%,
12/14/2036 15,900
0.0
8,000  Prudential Financial,
Inc., MTN, 6.625%,
12/01/2037 9,133
0.0
7,000  Prudential Financial,
Inc., MTN, 6.625%,
06/21/2040 8,018
0.0
8,000  Prudential Financial,
Inc., MTNB, 5.750%,
07/15/2033 8,697
0.0
13,000  Public Storage
Operating Co., 1.500%,
11/09/2026 12,662
0.0
65,000
(1)
Public Storage
Operating Co., 1.850%,
05/01/2028 61,654
0.0
86,000  Public Storage
Operating Co., 2.300%,
05/01/2031 77,372
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
10,000  Public Storage
Operating Co., 3.094%,
09/15/2027 $ 9,845
0.0
15,000  Raymond James
Financial, Inc., 3.750%,
04/01/2051 11,290
0.0
10,000  Raymond James
Financial, Inc., 4.650%,
04/01/2030 10,153
0.0
16,000  Raymond James
Financial, Inc., 4.950%,
07/15/2046 14,784
0.0
224,000  Realty Income Corp.,
3.250%,
01/15/2031 212,172
0.1
85,000  Realty Income Corp.,
4.125%,
10/15/2026 85,059
0.0
9,000  Regency Centers L.P.,
2.950%,
09/15/2029 8,597
0.0
11,000  Regency Centers L.P.,
3.600%,
02/01/2027 10,927
0.0
12,000
(1)
Regency Centers L.P.,
3.700%,
06/15/2030 11,687
0.0
6,000  Regency Centers L.P.,
4.125%,
03/15/2028 6,001
0.0
9,000  Regency Centers L.P.,
4.400%,
02/01/2047 7,717
0.0
6,000  Regency Centers L.P.,
4.650%,
03/15/2049 5,280
0.0
8,000  Regency Centers L.P.,
5.250%,
01/15/2034 8,227
0.0
12,000  Regions Financial
Corp., 1.800%,
08/12/2028 11,250
0.0
19,000
(1)(3)
Regions Financial
Corp., 5.502%,
09/06/2035 19,541
0.0
14,000
(3)
Regions Financial
Corp., 5.722%,
06/06/2030 14,596
0.0
14,000  Regions Financial
Corp., 7.375%,
12/10/2037 16,155
0.0
12,000  Reinsurance Group of
America, Inc., 3.150%,
06/15/2030 11,331
0.0
12,000  Reinsurance Group of
America, Inc., 3.900%,
05/15/2029 11,869
0.0
8,000  Reinsurance Group of
America, Inc., 3.950%,
09/15/2026 7,994
0.0
13,000  Reinsurance Group of
America, Inc., 5.750%,
09/15/2034 13,603
0.0
8,000  Reinsurance Group of
America, Inc., 6.000%,
09/15/2033 8,560
0.0
17,000  RenaissanceRe
Finance, Inc., 3.450%,
07/01/2027 16,817
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
8,000  RenaissanceRe
Holdings Ltd., 3.600%,
04/15/2029 $ 7,821
0.0
15,000  RenaissanceRe
Holdings Ltd., 5.750%,
06/05/2033 15,753
0.0
36,000  Royal Bank of Canada,
1.200%,
04/27/2026 35,442
0.0
26,000  Royal Bank of Canada,
3.625%,
05/04/2027 25,901
0.0
22,000  Royal Bank of Canada,
3.875%,
05/04/2032 21,360
0.0
27,000
(1)
Royal Bank of Canada,
GMTN, 0.875%,
01/20/2026 26,721
0.0
15,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 14,676
0.0
19,000  Royal Bank of Canada,
GMTN, 1.400%,
11/02/2026 18,497
0.0
33,000  Royal Bank of Canada,
GMTN, 2.300%,
11/03/2031 29,533
0.0
27,000  Royal Bank of Canada,
GMTN, 4.240%,
08/03/2027 27,164
0.0
33,000  Royal Bank of Canada,
GMTN, 4.650%,
01/27/2026 33,022
0.0
22,000  Royal Bank of Canada,
GMTN, 4.875%,
01/12/2026 22,041
0.0
15,000  Royal Bank of Canada,
GMTN, 4.900%,
01/12/2028 15,313
0.0
36,000  Royal Bank of Canada,
GMTN, 5.000%,
02/01/2033 37,199
0.0
19,000  Royal Bank of Canada,
GMTN, 5.000%,
05/02/2033 19,572
0.0
98,000  Royal Bank of Canada,
GMTN, 5.150%,
02/01/2034 102,154
0.0
22,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 22,209
0.0
22,000  Royal Bank of Canada,
GMTN, 5.200%,
08/01/2028 22,695
0.0
29,000  Royal Bank of Canada,
MTN, 6.000%,
11/01/2027 30,160
0.0
10,000  Royal Bank of
Canada, FXD, 2.050%,
01/21/2027 9,765
0.0
16,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 14,538
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
7,000  Sabra Health Care L.P.,
3.900%,
10/15/2029 $ 6,785
0.0
8,000  Safehold GL Holdings
LLC, 2.800%,
06/15/2031 7,330
0.0
7,000  Safehold GL Holdings
LLC, 2.850%,
01/15/2032 6,225
0.0
6,000  Safehold GL Holdings
LLC, 6.100%,
04/01/2034 6,326
0.0
46,000
(3)
Santander Holdings
USA, Inc., 6.342%,
05/31/2035 49,053
0.0
136,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 132,857
0.1
207,000
(1)
Simon Property
Group L.P., 2.650%,
07/15/2030 192,855
0.1
82,000  Simon Property
Group L.P., 3.250%,
09/13/2049 57,593
0.0
15,000  Simon Property
Group L.P., 3.375%,
06/15/2027 14,852
0.0
11,000  Simon Property
Group L.P., 4.250%,
10/01/2044 9,441
0.0
151,000  State Street Corp.,
2.200%,
03/03/2031 134,720
0.1
84,000
(3)
State Street Corp.,
5.146%,
02/28/2036 85,996
0.0
8,000  STORE Capital Corp.,
2.700%,
12/01/2031 7,020
0.0
7,000  Store Capital LLC,
2.750%,
11/18/2030 6,367
0.0
7,000  Store Capital LLC,
4.500%,
03/15/2028 6,980
0.0
7,000  Store Capital LLC,
4.625%,
03/15/2029 6,960
0.0
89,000  Sumitomo Mitsui
Financial Group, Inc.,
2.142%,
09/23/2030 79,874
0.0
46,000  Sumitomo Mitsui
Financial Group, Inc.,
2.632%,
07/14/2026 45,506
0.0
60,000  Sumitomo Mitsui
Financial Group, Inc.,
2.930%,
09/17/2041 44,624
0.0
65,000  Sumitomo Mitsui
Financial Group, Inc.,
3.010%,
10/19/2026 64,357
0.0
118,000  Sumitomo Mitsui
Financial Group, Inc.,
3.202%,
09/17/2029 113,156
0.0
53,000  Sumitomo Mitsui
Financial Group, Inc.,
3.352%,
10/18/2027 52,344
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
123,000  Sumitomo Mitsui
Financial Group, Inc.,
3.364%,
07/12/2027 $ 121,804
0.0
89,000  Sumitomo Mitsui
Financial Group, Inc.,
3.446%,
01/11/2027 88,366
0.0
53,000  Sumitomo Mitsui
Financial Group, Inc.,
3.544%,
01/17/2028 52,466
0.0
30,000  Sumitomo Mitsui
Financial Group, Inc.,
3.784%,
03/09/2026 29,963
0.0
53,000  Sumitomo Mitsui
Financial Group, Inc.,
3.944%,
07/19/2028 52,928
0.0
46,000  Sumitomo Mitsui
Financial Group, Inc.,
4.306%,
10/16/2028 46,349
0.0
19,000
(1)
Sumitomo Mitsui
Financial Group, Inc.,
6.184%,
07/13/2043 20,887
0.0
9,000  Sun Communities
Operating L.P., 2.300%,
11/01/2028 8,512
0.0
15,000  Sun Communities
Operating L.P., 2.700%,
07/15/2031 13,579
0.0
12,000  Sun Communities
Operating L.P., 4.200%,
04/15/2032 11,634
0.0
33,000
(1)
Synchrony Financial,
2.875%,
10/28/2031 29,237
0.0
15,000
(3)
Synchrony Financial,
5.935%,
08/02/2030 15,554
0.0
37,000  Tanger Properties L.P.,
3.125%,
09/01/2026 36,587
0.0
33,000
(3)
Toronto-Dominion Bank,
3.625%,
09/15/2031 32,737
0.0
33,000  Toronto-Dominion Bank,
4.108%,
06/08/2027 33,062
0.0
43,000  Toronto-Dominion Bank,
4.456%,
06/08/2032 42,987
0.0
15,000  Toronto-Dominion Bank,
5.103%,
01/09/2026 15,035
0.0
27,000  Toronto-Dominion Bank,
5.156%,
01/10/2028 27,649
0.0
14,000  Toronto-Dominion
Bank, GMTN, 2.450%,
01/12/2032 12,447
0.0
27,000  Toronto-Dominion
Bank, MTN, 0.750%,
01/06/2026 26,755
0.0
27,000  Toronto-Dominion
Bank, MTN, 1.200%,
06/03/2026 26,507
0.0
31,000  Toronto-Dominion
Bank, MTN, 1.250%,
09/10/2026 30,234
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
19,000
(1)
Toronto-Dominion
Bank, MTN, 2.000%,
09/10/2031 $ 16,891
0.0
24,000  Toronto-Dominion
Bank, MTN, 2.800%,
03/10/2027 23,610
0.0
78,000  Toronto-Dominion
Bank, MTN, 3.200%,
03/10/2032 72,453
0.0
33,000  Toronto-Dominion
Bank, MTN, 4.693%,
09/15/2027 33,437
0.0
27,000  Toronto-Dominion
Bank, MTN, 5.523%,
07/17/2028 28,049
0.0
39,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 39,440
0.0
16,000
(1)
Toronto-Dominion
Bank, FXD, 1.950%,
01/12/2027 15,617
0.0
7,000  Transatlantic Holdings,
Inc., 8.000%,
11/30/2039 8,789
0.0
141,000  Travelers Cos., Inc.,
2.550%,
04/27/2050 87,102
0.0
19,000  Travelers Cos., Inc.,
4.000%,
05/30/2047 15,719
0.0
14,000  Truist Financial
Corp., MTN, 1.125%,
08/03/2027 13,282
0.0
19,000
(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 17,908
0.0
14,000  Truist Financial
Corp., MTN, 1.950%,
06/05/2030 12,616
0.0
12,000  Truist Financial
Corp., MTN, 3.875%,
03/19/2029 11,820
0.0
16,000
(3)
Truist Financial
Corp., MTN, 4.123%,
06/06/2028 16,012
0.0
29,000
(3)
Truist Financial
Corp., MTN, 4.873%,
01/26/2029 29,440
0.0
19,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 18,944
0.0
29,000
(3)
Truist Financial
Corp., MTN, 5.122%,
01/26/2034 29,473
0.0
19,000
(3)
Truist Financial
Corp., MTN, 5.153%,
08/05/2032 19,559
0.0
29,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 30,012
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
60,000
(3)
Truist Financial
Corp., MTN, 5.711%,
01/24/2035 $ 62,983
0.0
34,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 36,035
0.0
29,000
(3)
Truist Financial
Corp., MTN, 6.047%,
06/08/2027 29,341
0.0
14,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 15,089
0.0
34,000
(3)
Truist Financial
Corp., MTN, 7.161%,
10/30/2029 36,834
0.0
30,000  UDR, Inc., 3.000%,
08/15/2031 27,720
0.0
37,000  UDR, Inc., MTN,
3.200%,
01/15/2030 35,397
0.0
15,000  UDR, Inc., MTN,
4.400%,
01/26/2029 15,061
0.0
8,000  Unum Group, 4.000%,
06/15/2029 7,903
0.0
12,000  Unum Group, 4.125%,
06/15/2051 9,151
0.0
9,000  Unum Group, 4.500%,
12/15/2049 7,349
0.0
10,000  Unum Group, 5.750%,
08/15/2042 10,039
0.0
403,000
(1)
US Bancorp, MTN,
1.375%,
07/22/2030 353,630
0.1
111,000
(3)
US Bancorp, MTN,
2.215%,
01/27/2028 108,151
0.0
151,000  US Bancorp, X,
3.150%,
04/27/2027 149,139
0.1
10,000  Ventas Realty L.P.,
2.500%,
09/01/2031 8,928
0.0
13,000  Ventas Realty L.P.,
3.000%,
01/15/2030 12,313
0.0
9,000  Ventas Realty L.P.,
3.250%,
10/15/2026 8,909
0.0
8,000  Ventas Realty L.P.,
3.850%,
04/01/2027 7,972
0.0
13,000
(1)
Ventas Realty L.P.,
4.000%,
03/01/2028 12,944
0.0
10,000
(1)
Ventas Realty L.P.,
4.125%,
01/15/2026 9,980
0.0
6,000  Ventas Realty L.P.,
4.375%,
02/01/2045 5,085
0.0
15,000  Ventas Realty L.P.,
4.400%,
01/15/2029 15,047
0.0
10,000  Ventas Realty L.P.,
4.750%,
11/15/2030 10,128
0.0
17,000  Ventas Realty L.P.,
4.875%,
04/15/2049 15,072
0.0
10,000  Ventas Realty L.P.,
5.625%,
07/01/2034 10,421
0.0
17,000  Ventas Realty L.P.,
5.700%,
09/30/2043 17,066
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
105,000
(1)
VICI Properties L.P.,
5.125%,
05/15/2032 $ 106,077
0.0
17,000
(1)
VICI Properties L.P.,
5.625%,
05/15/2052 16,230
0.0
46,000  Visa, Inc., 2.050%,
04/15/2030 42,328
0.0
25,000  Visa, Inc., 2.700%,
04/15/2040 19,169
0.0
9,000  Visa, Inc., 2.750%,
09/15/2027 8,835
0.0
120,000  Visa, Inc., 4.300%,
12/14/2045 106,027
0.0
7,000  W R Berkley Corp.,
3.150%,
09/30/2061 4,446
0.0
8,000  W R Berkley Corp.,
3.550%,
03/30/2052 5,686
0.0
10,000  W R Berkley Corp.,
4.000%,
05/12/2050 7,872
0.0
7,000  W R Berkley Corp.,
4.750%,
08/01/2044 6,538
0.0
19,000  Wachovia Corp.,
5.500%,
08/01/2035 19,588
0.0
7,000
(6)
Wachovia Corp.,
7.574%,
08/01/2026 7,192
0.0
82,000  Wells Fargo & Co.,
3.000%,
10/23/2026 81,183
0.0
81,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 62,914
0.0
46,000  Wells Fargo & Co.,
3.900%,
05/01/2045 37,720
0.0
10,000  Wells Fargo & Co.,
5.375%,
02/07/2035 10,609
0.0
43,000  Wells Fargo & Co.,
5.375%,
11/02/2043 42,039
0.0
56,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 58,205
0.0
56,000  Wells Fargo & Co.,
5.606%,
01/15/2044 56,094
0.0
12,000  Wells Fargo & Co.,
5.950%,
12/01/2086 12,428
0.0
48,000  Wells Fargo & Co.,
GMTN, 4.300%,
07/22/2027 48,179
0.0
47,000  Wells Fargo & Co.,
GMTN, 4.900%,
11/17/2045 42,829
0.0
62,000
(3)
Wells Fargo & Co.,
MTN, 2.393%,
06/02/2028 60,282
0.0
58,000
(3)
Wells Fargo & Co.,
MTN, 2.572%,
02/11/2031 53,912
0.0
30,000
(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 28,411
0.0
58,000
(3)
Wells Fargo & Co.,
MTN, 3.196%,
06/17/2027 57,597
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
77,000
(3)
Wells Fargo & Co.,
MTN, 3.350%,
03/02/2033 $ 71,698
0.0
77,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 76,323
0.0
58,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 57,487
0.0
58,000  Wells Fargo & Co.,
MTN, 4.150%,
01/24/2029 57,993
0.0
46,000  Wells Fargo & Co.,
MTN, 4.400%,
06/14/2046 38,965
0.0
48,000
(3)
Wells Fargo & Co.,
MTN, 4.478%,
04/04/2031 48,278
0.0
180,000
(3)
Wells Fargo & Co.,
MTN, 4.611%,
04/25/2053 158,249
0.1
46,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 40,759
0.0
46,000  Wells Fargo & Co.,
MTN, 4.750%,
12/07/2046 40,850
0.0
58,000
(3)
Wells Fargo & Co.,
MTN, 4.808%,
07/25/2028 58,698
0.0
82,000
(3)
Wells Fargo & Co.,
MTN, 4.897%,
07/25/2033 83,343
0.0
99,000
(3)
Wells Fargo & Co.,
MTN, 5.013%,
04/04/2051 92,515
0.0
81,000
(3)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 85,111
0.0
50,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 51,829
0.0
17,000  Wells Fargo & Co. B,
7.950%,
11/15/2029 19,041
0.0
135,000  Welltower OP LLC,
2.800%,
06/01/2031 124,241
0.1
171,000  Western Union Co.,
1.350%,
03/15/2026 168,578
0.1
31,000  Westpac Banking Corp.,
1.150%,
06/03/2026 30,417
0.0
27,000  Westpac Banking Corp.,
1.953%,
11/20/2028 25,447
0.0
22,000  Westpac Banking Corp.,
2.150%,
06/03/2031 19,817
0.0
15,000  Westpac Banking Corp.,
2.650%,
01/16/2030 14,163
0.0
33,000
(3)
Westpac Banking Corp.,
2.668%,
11/15/2035 29,628
0.0
22,000  Westpac Banking Corp.,
2.700%,
08/19/2026 21,772
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
33,000  Westpac Banking Corp.,
2.850%,
05/13/2026 $ 32,774
0.0
22,000  Westpac Banking Corp.,
2.963%,
11/16/2040 16,853
0.0
27,000
(3)
Westpac Banking Corp.,
3.020%,
11/18/2036 24,093
0.0
22,000  Westpac Banking Corp.,
3.133%,
11/18/2041 16,699
0.0
22,000  Westpac Banking Corp.,
3.350%,
03/08/2027 21,855
0.0
22,000  Westpac Banking Corp.,
3.400%,
01/25/2028 21,775
0.0
22,000
(1)
Westpac Banking Corp.,
4.043%,
08/26/2027 22,097
0.0
27,000
(1)(3)
Westpac Banking Corp.,
4.110%,
07/24/2034 26,450
0.0
22,000  Westpac Banking Corp.,
4.421%,
07/24/2039 20,389
0.0
22,000
(3)
Westpac Banking Corp.,
5.405%,
08/10/2033 22,722
0.0
27,000  Westpac Banking Corp.,
5.457%,
11/18/2027 27,872
0.0
33,000
(3)
Westpac Banking
Corp., GMTN, 4.322%,
11/23/2031 32,908
0.0
65,000  Weyerhaeuser Co.,
7.375%,
03/15/2032 74,501
0.0
98,000  Willis North America,
Inc., 5.350%,
05/15/2033 101,476
0.0
30,000  WP Carey, Inc.,
5.375%,
06/30/2034 30,762
0.0
44,157,785
8.8
Industrial : 1.9%
126,000  3M Co., 2.875%,
10/15/2027 123,471
0.1
69,000  3M Co., MTN, 3.875%,
06/15/2044 55,862
0.0
23,000  3M Co., MTN, 4.000%,
09/14/2048 18,648
0.0
8,000  ABB Finance USA, Inc.,
3.800%,
04/03/2028 8,028
0.0
12,000  ABB Finance USA, Inc.,
4.375%,
05/08/2042 10,795
0.0
8,000  AGCO Corp., 5.450%,
03/21/2027 8,119
0.0
14,000  AGCO Corp., 5.800%,
03/21/2034 14,561
0.0
8,000  Allegion PLC, 3.500%,
10/01/2029 7,742
0.0
8,000  Allegion US Holding
Co., Inc., 3.550%,
10/01/2027 7,904
0.0
12,000  Allegion US Holding
Co., Inc., 5.411%,
07/01/2032 12,538
0.0
8,000  Allegion US Holding
Co., Inc., 5.600%,
05/29/2034 8,360
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
12,000  Amcor Finance
USA, Inc., 3.625%,
04/28/2026 $ 11,946
0.0
10,000
(1)
Amcor Finance
USA, Inc., 4.500%,
05/15/2028 10,048
0.0
10,000  Amcor Finance
USA, Inc., 5.625%,
05/26/2033 10,436
0.0
10,000  Amcor Flexibles North
America, Inc., 2.630%,
06/19/2030 9,229
0.0
16,000
(1)
Amcor Flexibles North
America, Inc., 2.690%,
05/25/2031 14,552
0.0
23,000
(1)
Amcor Flexibles North
America, Inc., 5.500%,
03/17/2035 23,702
0.0
15,000  Amphenol Corp.,
2.200%,
09/15/2031 13,318
0.0
18,000  Amphenol Corp.,
2.800%,
02/15/2030 17,036
0.0
10,000  Amphenol Corp.,
4.350%,
06/01/2029 10,095
0.0
7,000  Amphenol Corp.,
4.750%,
03/30/2026 7,020
0.0
16,000
(1)
Amphenol Corp.,
5.000%,
01/15/2035 16,332
0.0
9,000  Amphenol Corp.,
5.050%,
04/05/2027 9,146
0.0
9,000  Amphenol Corp.,
5.050%,
04/05/2029 9,290
0.0
12,000  Amphenol Corp.,
5.250%,
04/05/2034 12,525
0.0
8,000  Amphenol Corp.,
5.375%,
11/15/2054 8,003
0.0
35,000
(1)(4)
Amrize Finance
US LLC, 5.400%,
04/07/2035 36,076
0.0
10,000  Arrow Electronics, Inc.,
2.950%,
02/15/2032 8,938
0.0
10,000  Arrow Electronics, Inc.,
3.875%,
01/12/2028 9,888
0.0
10,000  Arrow Electronics, Inc.,
5.875%,
04/10/2034 10,486
0.0
6,000  Avnet, Inc., 3.000%,
05/15/2031 5,437
0.0
11,000  Avnet, Inc., 4.625%,
04/15/2026 10,992
0.0
17,000  Avnet, Inc., 5.500%,
06/01/2032 17,330
0.0
10,000  Avnet, Inc., 6.250%,
03/15/2028 10,409
0.0
30,000  Berry Global, Inc.,
1.570%,
01/15/2026 29,744
0.0
8,000  Berry Global, Inc.,
1.650%,
01/15/2027 7,753
0.0
10,000
(1)
Berry Global, Inc.,
5.500%,
04/15/2028 10,286
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
16,000  Berry Global, Inc.,
5.650%,
01/15/2034 $ 16,681
0.0
16,000  Berry Global, Inc.,
5.800%,
06/15/2031 16,926
0.0
8,000  Boeing Co., 2.250%,
06/15/2026 7,888
0.0
20,000  Boeing Co., 2.700%,
02/01/2027 19,600
0.0
105,000  Boeing Co., 2.800%,
03/01/2027 102,920
0.0
15,000  Boeing Co., 2.950%,
02/01/2030 14,129
0.0
20,000  Boeing Co., 3.200%,
03/01/2029 19,304
0.0
22,000  Boeing Co., 3.250%,
02/01/2028 21,491
0.0
7,000  Boeing Co., 3.250%,
03/01/2028 6,835
0.0
15,000  Boeing Co., 3.250%,
02/01/2035 13,024
0.0
7,000  Boeing Co., 3.450%,
11/01/2028 6,851
0.0
8,000  Boeing Co., 3.500%,
03/01/2039 6,481
0.0
7,000  Boeing Co., 3.550%,
03/01/2038 5,790
0.0
120,000  Boeing Co., 3.600%,
05/01/2034 108,601
0.0
28,000  Boeing Co., 3.625%,
02/01/2031 26,837
0.0
103,000  Boeing Co., 3.825%,
03/01/2059 72,944
0.0
20,000  Boeing Co., 3.950%,
08/01/2059 14,385
0.0
123,000  Boeing Co., 5.040%,
05/01/2027 124,360
0.1
91,000  Boeing Co., 5.150%,
05/01/2030 93,411
0.0
142,000  Boeing Co., 5.705%,
05/01/2040 144,980
0.1
9,000  Boeing Co., 5.875%,
02/15/2040 9,302
0.0
71,000  Boeing Co., 5.930%,
05/01/2060 70,984
0.0
8,000  Boeing Co., 6.125%,
02/15/2033 8,628
0.0
6,000  Boeing Co., 6.625%,
02/15/2038 6,674
0.0
10,000  Boeing Co., 6.875%,
03/15/2039 11,332
0.0
64,000  Burlington Northern
Santa Fe LLC, 2.875%,
06/15/2052 41,103
0.0
14,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 9,900
0.0
128,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 114,828
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
137,000  Burlington Northern
Santa Fe LLC, 4.900%,
04/01/2044 $ 130,602
0.1
11,000  Burlington Northern
Santa Fe LLC, 6.150%,
05/01/2037 12,252
0.0
53,000  Canadian National
Railway Co., 3.850%,
08/05/2032 51,047
0.0
52,000  Canadian National
Railway Co., 4.450%,
01/20/2049 45,621
0.0
28,000  Canadian National
Railway Co., 6.375%,
11/15/2037 31,453
0.0
123,000  Canadian Pacific
Railway Co., 4.800%,
09/15/2035 121,777
0.1
74,000  Canadian Pacific
Railway Co., 4.800%,
08/01/2045 68,366
0.0
11,000
(1)
Carlisle Cos., Inc.,
2.200%,
03/01/2032 9,515
0.0
15,000
(1)
Carlisle Cos., Inc.,
2.750%,
03/01/2030 14,060
0.0
12,000  Carlisle Cos., Inc.,
3.750%,
12/01/2027 11,910
0.0
18,000  Carrier Global Corp.,
2.493%,
02/15/2027 17,624
0.0
15,000  Carrier Global Corp.,
2.700%,
02/15/2031 13,776
0.0
40,000  Carrier Global Corp.,
2.722%,
02/15/2030 37,503
0.0
30,000  Carrier Global Corp.,
3.377%,
04/05/2040 24,234
0.0
14,000  Carrier Global Corp.,
3.577%,
04/05/2050 10,451
0.0
17,000  Carrier Global Corp.,
5.900%,
03/15/2034 18,252
0.0
10,000  Carrier Global Corp.,
6.200%,
03/15/2054 10,855
0.0
69,000  Caterpillar Financial
Services Corp., 2.400%,
08/09/2026 68,186
0.0
171,000  Caterpillar Financial
Services Corp., MTN,
1.700%,
01/08/2027 166,551
0.1
69,000
(1)
Caterpillar, Inc.,
1.900%,
03/12/2031 61,766
0.0
20,000  Caterpillar, Inc.,
2.600%,
04/09/2030 18,783
0.0
16,000  Caterpillar, Inc.,
3.250%,
04/09/2050 11,534
0.0
86,000  Caterpillar, Inc.,
3.803%,
08/15/2042 72,706
0.0
17,000  Caterpillar, Inc.,
4.750%,
05/15/2064 15,285
0.0
12,000  CNH Industrial
Capital LLC, 1.450%,
07/15/2026 11,746
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
10,000  CNH Industrial
Capital LLC, 1.875%,
01/15/2026 $ 9,924
0.0
12,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 12,096
0.0
12,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 12,293
0.0
8,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 8,003
0.0
10,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 10,353
0.0
10,000  CNH Industrial
NV, MTN, 3.850%,
11/15/2027 9,952
0.0
10,000  CSX Corp., 3.800%,
04/15/2050 7,773
0.0
84,000  CSX Corp., 4.100%,
03/15/2044 71,312
0.0
172,000  CSX Corp., 4.400%,
03/01/2043 153,992
0.1
73,000  Deere & Co., 2.875%,
09/07/2049 49,603
0.0
17,000  Dover Corp., 2.950%,
11/04/2029 16,175
0.0
8,000  Dover Corp., 3.150%,
11/15/2025 7,984
0.0
6,000  Dover Corp., 5.375%,
10/15/2035 6,292
0.0
7,000  Dover Corp., 5.375%,
03/01/2041 7,027
0.0
14,000  Eaton Corp., 3.103%,
09/15/2027 13,821
0.0
6,000  Eaton Corp., 3.915%,
09/15/2047 4,928
0.0
14,000  Eaton Corp., 4.000%,
11/02/2032 13,718
0.0
26,000
(1)
Eaton Corp., 4.150%,
03/15/2033 25,612
0.0
20,000  Eaton Corp., 4.150%,
11/02/2042 17,691
0.0
10,000  Eaton Corp., 4.350%,
05/18/2028 10,121
0.0
14,000  Eaton Corp., 4.700%,
08/23/2052 12,822
0.0
138,000  Emerson Electric Co.,
1.950%,
10/15/2030 124,389
0.1
14,000
(1)(4)
FedEx Corp., 2.400%,
05/15/2031 12,598
0.0
86,000
(4)
FedEx Corp., 3.250%,
05/15/2041 64,394
0.0
69,000
(4)
FedEx Corp., 3.400%,
02/15/2028 67,576
0.0
11,000
(4)
FedEx Corp., 4.050%,
02/15/2048 8,359
0.0
69,000
(4)
FedEx Corp., 4.750%,
11/15/2045 59,770
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
18,000  Fortive Corp., 3.150%,
06/15/2026 $ 17,860
0.0
11,000  Fortive Corp., 4.300%,
06/15/2046 9,247
0.0
14,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 13,404
0.0
9,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 8,581
0.0
9,000
(1)
Fortune Brands
Innovations, Inc.,
4.500%,
03/25/2052 7,412
0.0
12,000
(1)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 12,731
0.0
171,000  GATX Corp., 1.900%,
06/01/2031 149,355
0.1
89,000  General Dynamics
Corp., 3.600%,
11/15/2042 73,136
0.0
84,000  General Electric Co.,
4.350%,
05/01/2050 73,534
0.0
12,000  HEICO Corp., 5.250%,
08/01/2028 12,325
0.0
12,000  HEICO Corp., 5.350%,
08/01/2033 12,457
0.0
20,000  Honeywell International,
Inc., 1.100%,
03/01/2027 19,218
0.0
30,000
(1)
Honeywell International,
Inc., 1.750%,
09/01/2031 25,998
0.0
20,000  Honeywell International,
Inc., 1.950%,
06/01/2030 18,128
0.0
30,000  Honeywell International,
Inc., 2.500%,
11/01/2026 29,525
0.0
15,000  Honeywell International,
Inc., 2.700%,
08/15/2029 14,295
0.0
15,000  Honeywell International,
Inc., 2.800%,
06/01/2050 9,791
0.0
9,000  Honeywell International,
Inc., 3.812%,
11/21/2047 7,099
0.0
15,000  Honeywell International,
Inc., 4.250%,
01/15/2029 15,076
0.0
20,000  Honeywell International,
Inc., 4.500%,
01/15/2034 19,824
0.0
23,000  Honeywell International,
Inc., 4.650%,
07/30/2027 23,280
0.0
20,000  Honeywell International,
Inc., 4.700%,
02/01/2030 20,398
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
13,000  Honeywell International,
Inc., 4.750%,
02/01/2032 $ 13,246
0.0
10,000  Honeywell International,
Inc., 4.875%,
09/01/2029 10,288
0.0
10,000  Honeywell International,
Inc., 4.950%,
02/15/2028 10,227
0.0
10,000  Honeywell International,
Inc., 4.950%,
09/01/2031 10,347
0.0
22,000  Honeywell International,
Inc., 5.000%,
02/15/2033 22,642
0.0
29,000  Honeywell International,
Inc., 5.000%,
03/01/2035 29,497
0.0
30,000  Honeywell International,
Inc., 5.250%,
03/01/2054 28,896
0.0
8,000  Honeywell International,
Inc., 5.375%,
03/01/2041 8,276
0.0
9,000  Honeywell International,
Inc., 5.700%,
03/15/2036 9,594
0.0
9,000  Honeywell International,
Inc., 5.700%,
03/15/2037 9,557
0.0
14,000  Howmet Aerospace,
Inc., 3.000%,
01/15/2029 13,512
0.0
12,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 12,284
0.0
12,000
(1)
Howmet Aerospace,
Inc., 5.950%,
02/01/2037 13,003
0.0
6,000  Howmet Aerospace,
Inc., 6.750%,
01/15/2028 6,350
0.0
42,000  Huntington Ingalls
Industries, Inc., 3.483%,
12/01/2027 41,355
0.0
41,000  Illinois Tool Works, Inc.,
3.900%,
09/01/2042 35,113
0.0
15,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 15,505
0.0
14,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 14,242
0.0
10,000  Ingersoll Rand, Inc.,
5.314%,
06/15/2031 10,470
0.0
10,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 10,347
0.0
15,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 15,649
0.0
20,000
(1)
Ingersoll Rand, Inc.,
5.700%,
08/14/2033 21,255
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
12,000
(1)
Ingersoll Rand, Inc.,
5.700%,
06/15/2054 $ 12,227
0.0
171,000  Jabil, Inc., 1.700%,
04/15/2026 168,735
0.1
10,000  Jacobs Engineering
Group, Inc., 5.900%,
03/01/2033 10,579
0.0
12,000  Jacobs Engineering
Group, Inc., 6.350%,
08/18/2028 12,676
0.0
15,000  John Deere Capital
Corp., 4.500%,
01/08/2027 15,125
0.0
18,000  John Deere Capital
Corp., MTN, 0.700%,
01/15/2026 17,820
0.0
11,000
(1)
John Deere Capital
Corp., MTN, 1.050%,
06/17/2026 10,781
0.0
8,000  John Deere Capital
Corp., MTN, 1.300%,
10/13/2026 7,797
0.0
171,000  John Deere Capital
Corp., MTN, 1.500%,
03/06/2028 161,458
0.1
10,000  John Deere Capital
Corp., MTN, 1.700%,
01/11/2027 9,729
0.0
10,000  John Deere Capital
Corp., MTN, 1.750%,
03/09/2027 9,702
0.0
9,000  John Deere Capital
Corp., MTN, 2.250%,
09/14/2026 8,874
0.0
10,000  John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 9,795
0.0
10,000  John Deere Capital
Corp., MTN, 2.650%,
06/10/2026 9,909
0.0
10,000  John Deere Capital
Corp., MTN, 2.800%,
09/08/2027 9,818
0.0
8,000  John Deere Capital
Corp., MTN, 3.050%,
01/06/2028 7,854
0.0
202,000  John Deere Capital
Corp., MTN, 3.450%,
03/07/2029 198,588
0.1
18,000  John Deere Capital
Corp., MTN, 4.150%,
09/15/2027 18,092
0.0
12,000  John Deere Capital
Corp., MTN, 4.750%,
06/08/2026 12,075
0.0
22,000  John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 22,425
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
24,000  John Deere Capital
Corp., MTN, 4.800%,
01/09/2026 $ 24,048
0.0
11,000  John Deere Capital
Corp., MTN, 4.850%,
03/05/2027 11,150
0.0
105,000  John Deere Capital
Corp., MTN, 4.900%,
03/03/2028 107,438
0.0
9,000  John Deere Capital
Corp., MTN, 4.950%,
03/06/2026 9,035
0.0
71,000  John Deere Capital
Corp., MTN, 4.950%,
07/14/2028 72,928
0.0
11,000  John Deere Capital
Corp., MTN, 5.150%,
09/08/2026 11,141
0.0
11,000  John Deere Capital
Corp., FXD, 5.050%,
03/03/2026 11,048
0.0
52,000  Johnson Controls
International PLC,
4.625%,
07/02/2044 46,587
0.0
25,000  Keysight Technologies,
Inc., 4.950%,
10/15/2034 25,171
0.0
13,000  L3Harris Technologies,
Inc., 1.800%,
01/15/2031 11,454
0.0
8,000  L3Harris Technologies,
Inc., 2.900%,
12/15/2029 7,592
0.0
11,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 10,970
0.0
17,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 17,116
0.0
19,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 19,129
0.0
8,000  L3Harris Technologies,
Inc., 4.854%,
04/27/2035 7,996
0.0
15,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 15,430
0.0
10,000  L3Harris Technologies,
Inc., 5.054%,
04/27/2045 9,689
0.0
15,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 15,624
0.0
15,000  L3Harris Technologies,
Inc., 5.350%,
06/01/2034 15,553
0.0
25,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 25,418
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
26,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 $ 27,111
0.0
10,000
(1)
L3Harris Technologies,
Inc., 5.500%,
08/15/2054 9,953
0.0
10,000  L3Harris Technologies,
Inc., 5.600%,
07/31/2053 10,068
0.0
6,000  L3Harris Technologies,
Inc., 6.150%,
12/15/2040 6,536
0.0
32,000  Lockheed Martin Corp.,
2.800%,
06/15/2050 20,763
0.0
171,000  Lockheed Martin Corp.,
4.500%,
05/15/2036 167,463
0.1
130,000  Lockheed Martin Corp.,
4.700%,
05/15/2046 119,473
0.0
18,000  Martin Marietta
Materials, Inc., 2.400%,
07/15/2031 16,128
0.0
37,000  Martin Marietta
Materials, Inc., 3.200%,
07/15/2051 25,485
0.0
6,000  Martin Marietta
Materials, Inc., 3.450%,
06/01/2027 5,940
0.0
10,000  Martin Marietta
Materials, Inc., 3.500%,
12/15/2027 9,884
0.0
12,000  Martin Marietta
Materials, Inc., 4.250%,
12/15/2047 10,126
0.0
10,000  Martin Marietta
Materials, Inc. CB,
2.500%,
03/15/2030 9,299
0.0
12,000  Masco Corp., 1.500%,
02/15/2028 11,290
0.0
51,000  Masco Corp., 2.000%,
02/15/2031 44,748
0.0
175,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 147,712
0.1
86,000  Norfolk Southern Corp.,
4.800%,
08/15/2043 78,641
0.0
21,000  Northrop Grumman
Corp., 3.850%,
04/15/2045 17,095
0.0
164,000  Northrop Grumman
Corp., 4.030%,
10/15/2047 133,771
0.1
6,000  nVent Finance Sarl,
2.750%,
11/15/2031 5,365
0.0
10,000  nVent Finance Sarl,
4.550%,
04/15/2028 10,039
0.0
10,000
(1)
nVent Finance Sarl,
5.650%,
05/15/2033 10,447
0.0
41,000  Otis Worldwide Corp.,
2.293%,
04/05/2027 40,010
0.0
47,000  Otis Worldwide Corp.,
3.112%,
02/15/2040 36,617
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
8,000  Owens Corning,
3.400%,
08/15/2026 $ 7,940
0.0
6,000
(1)
Owens Corning,
3.875%,
06/01/2030 5,865
0.0
9,000  Owens Corning,
3.950%,
08/15/2029 8,890
0.0
12,000  Owens Corning,
4.300%,
07/15/2047 9,902
0.0
8,000  Owens Corning,
4.400%,
01/30/2048 6,666
0.0
48,000
(1)
Owens Corning,
5.700%,
06/15/2034 50,600
0.0
8,000  Owens Corning,
7.000%,
12/01/2036 9,163
0.0
10,000  Packaging Corp. of
America, 3.000%,
12/15/2029 9,555
0.0
14,000  Packaging Corp. of
America, 3.050%,
10/01/2051 9,177
0.0
10,000
(1)
Packaging Corp. of
America, 3.400%,
12/15/2027 9,865
0.0
8,000  Packaging Corp. of
America, 4.050%,
12/15/2049 6,379
0.0
8,000
(1)
Packaging Corp. of
America, 5.700%,
12/01/2033 8,477
0.0
14,000  Parker-Hannifin Corp.,
3.250%,
03/01/2027 13,855
0.0
20,000  Parker-Hannifin Corp.,
3.250%,
06/14/2029 19,417
0.0
16,000
(1)
Parker-Hannifin Corp.,
4.000%,
06/14/2049 13,068
0.0
12,000  Parker-Hannifin Corp.,
4.100%,
03/01/2047 10,072
0.0
24,000  Parker-Hannifin Corp.,
4.250%,
09/15/2027 24,115
0.0
20,000  Parker-Hannifin Corp.,
4.500%,
09/15/2029 20,279
0.0
10,000
(1)
Parker-Hannifin
Corp., MTN, 4.200%,
11/21/2034 9,700
0.0
10,000  Parker-Hannifin
Corp., MTN, 4.450%,
11/21/2044 8,887
0.0
7,000  Parker-Hannifin
Corp., MTN, 6.250%,
05/15/2038 7,771
0.0
10,000  Precision Castparts
Corp., 3.900%,
01/15/2043 8,429
0.0
7,000  Precision Castparts
Corp., 4.375%,
06/15/2045 6,155
0.0
109,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 102,645
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
171,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 $ 154,721
0.1
22,000  Regal Rexnord Corp.,
6.050%,
02/15/2026 22,109
0.0
24,000  Regal Rexnord Corp.,
6.050%,
04/15/2028 24,836
0.0
20,000  Regal Rexnord Corp.,
6.300%,
02/15/2030 21,215
0.0
25,000  Regal Rexnord Corp.,
6.400%,
04/15/2033 26,851
0.0
171,000  Republic Services, Inc.,
2.300%,
03/01/2030 158,274
0.1
16,000  Republic Services, Inc.,
3.050%,
03/01/2050 11,185
0.0
11,000  Republic Services, Inc.,
5.700%,
05/15/2041 11,588
0.0
9,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 7,840
0.0
9,000  Rockwell Automation,
Inc., 2.800%,
08/15/2061 5,375
0.0
9,000  Rockwell Automation,
Inc., 3.500%,
03/01/2029 8,835
0.0
12,000  Rockwell Automation,
Inc., 4.200%,
03/01/2049 10,077
0.0
22,000  RTX Corp., 3.030%,
03/15/2052 14,517
0.0
122,000  RTX Corp., 4.150%,
05/15/2045 102,994
0.0
36,000  RTX Corp., 4.625%,
11/16/2048 31,848
0.0
86,000  Ryder System,
Inc., MTN, 1.750%,
09/01/2026 84,206
0.0
92,000  Ryder System,
Inc., MTN, 2.900%,
12/01/2026 90,630
0.0
10,000  Snap-on, Inc., 3.100%,
05/01/2050 6,958
0.0
17,000  Snap-on, Inc., 3.250%,
03/01/2027 16,823
0.0
8,000  Snap-on, Inc., 4.100%,
03/01/2048 6,661
0.0
6,000  Sonoco Products Co.,
2.250%,
02/01/2027 5,847
0.0
10,000
(1)
Sonoco Products Co.,
2.850%,
02/01/2032 9,022
0.0
12,000  Sonoco Products Co.,
3.125%,
05/01/2030 11,344
0.0
11,000  Sonoco Products Co.,
5.750%,
11/01/2040 11,249
0.0
121,000
(1)
Stanley Black &
Decker, Inc., 2.300%,
03/15/2030 110,208
0.0
14,000  TD Synnex Corp.,
1.750%,
08/09/2026 13,691
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
12,000  TD Synnex Corp.,
2.375%,
08/09/2028 $ 11,393
0.0
10,000  TD Synnex Corp.,
2.650%,
08/09/2031 8,979
0.0
12,000  TD Synnex Corp.,
6.100%,
04/12/2034 12,764
0.0
9,000  Teledyne Technologies,
Inc., 1.600%,
04/01/2026 8,879
0.0
14,000  Teledyne Technologies,
Inc., 2.250%,
04/01/2028 13,365
0.0
21,000  Teledyne Technologies,
Inc., 2.750%,
04/01/2031 19,298
0.0
48,000  Textron, Inc., 2.450%,
03/15/2031 43,241
0.0
52,000  Trane Technologies
Financing Ltd., 4.500%,
03/21/2049 45,230
0.0
12,000  Trimble, Inc., 4.900%,
06/15/2028 12,224
0.0
16,000  Trimble, Inc., 6.100%,
03/15/2033 17,208
0.0
22,000  Tyco Electronics
Group SA, 7.125%,
10/01/2037 26,094
0.0
17,000  Union Pacific Corp.,
2.950%,
03/10/2052 11,083
0.0
281,000  Union Pacific Corp.,
2.973%,
09/16/2062 168,586
0.1
86,000  Union Pacific Corp.,
3.375%,
02/01/2035 78,028
0.0
39,000  Union Pacific Corp.,
3.799%,
10/01/2051 30,197
0.0
23,000  Union Pacific Corp.,
3.799%,
04/06/2071 16,236
0.0
202,000  United Parcel
Service, Inc., 3.050%,
11/15/2027 198,698
0.1
10,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 7,447
0.0
14,000  United Parcel
Service, Inc., 3.400%,
09/01/2049 10,081
0.0
8,000  United Parcel
Service, Inc., 3.625%,
10/01/2042 6,420
0.0
23,000  United Parcel
Service, Inc., 3.750%,
11/15/2047 17,951
0.0
15,000  United Parcel
Service, Inc., 4.250%,
03/15/2049 12,417
0.0
10,000  United Parcel
Service, Inc., 4.875%,
11/15/2040 9,671
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
22,000  United Parcel
Service, Inc., 5.050%,
03/03/2053 $ 20,348
0.0
10,000
(1)
United Parcel
Service, Inc., 5.200%,
04/01/2040 10,006
0.0
25,000
(1)
United Parcel
Service, Inc., 5.300%,
04/01/2050 24,251
0.0
75,000  United Parcel
Service, Inc., 5.600%,
05/22/2064 74,026
0.0
7,000  United Parcel
Service, Inc., 6.200%,
01/15/2038 7,725
0.0
9,000  Valmont Industries, Inc.,
5.000%,
10/01/2044 8,455
0.0
6,000  Valmont Industries, Inc.,
5.250%,
10/01/2054 5,591
0.0
14,000  Veralto Corp., 5.350%,
09/18/2028 14,454
0.0
14,000  Veralto Corp., 5.450%,
09/18/2033 14,649
0.0
14,000  Veralto Corp., 5.500%,
09/18/2026 14,174
0.0
74,000  Vulcan Materials Co.,
3.500%,
06/01/2030 71,526
0.0
21,000  Vulcan Materials Co.,
5.700%,
12/01/2054 21,500
0.0
13,000  Waste Connections,
Inc., 2.200%,
01/15/2032 11,434
0.0
12,000
(1)
Waste Connections,
Inc., 2.600%,
02/01/2030 11,269
0.0
17,000  Waste Connections,
Inc., 2.950%,
01/15/2052 11,141
0.0
10,000  Waste Connections,
Inc., 3.050%,
04/01/2050 6,790
0.0
10,000  Waste Connections,
Inc., 3.200%,
06/01/2032 9,265
0.0
10,000  Waste Connections,
Inc., 3.500%,
05/01/2029 9,833
0.0
15,000  Waste Connections,
Inc., 4.200%,
01/15/2033 14,724
0.0
10,000  Waste Connections,
Inc., 4.250%,
12/01/2028 10,067
0.0
15,000  Waste Connections,
Inc., 5.000%,
03/01/2034 15,324
0.0
10,000  Waste Management,
Inc., 0.750%,
11/15/2025 9,950
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
10,000  Waste Management,
Inc., 1.150%,
03/15/2028 $ 9,355
0.0
19,000  Waste Management,
Inc., 1.500%,
03/15/2031 16,472
0.0
9,000  Waste Management,
Inc., 2.000%,
06/01/2029 8,381
0.0
10,000  Waste Management,
Inc., 2.500%,
11/15/2050 6,084
0.0
9,000  Waste Management,
Inc., 2.950%,
06/01/2041 6,833
0.0
14,000  Waste Management,
Inc., 3.150%,
11/15/2027 13,770
0.0
8,000  Waste Management,
Inc., 4.100%,
03/01/2045 6,825
0.0
19,000  Waste Management,
Inc., 4.150%,
04/15/2032 18,812
0.0
13,000  Waste Management,
Inc., 4.150%,
07/15/2049 10,879
0.0
19,000  Waste Management,
Inc., 4.500%,
03/15/2028 19,236
0.0
14,000  Waste Management,
Inc., 4.625%,
02/15/2030 14,247
0.0
10,000  Waste Management,
Inc., 4.625%,
02/15/2033 10,120
0.0
13,000  Waste Management,
Inc., 4.650%,
03/15/2030 13,271
0.0
14,000  Waste Management,
Inc., 4.800%,
03/15/2032 14,313
0.0
14,000  Waste Management,
Inc., 4.875%,
02/15/2029 14,382
0.0
24,000  Waste Management,
Inc., 4.875%,
02/15/2034 24,562
0.0
14,000  Waste Management,
Inc., 4.950%,
07/03/2027 14,249
0.0
14,000  Waste Management,
Inc., 4.950%,
07/03/2031 14,485
0.0
29,000
(1)
Waste Management,
Inc., 4.950%,
03/15/2035 29,450
0.0
21,000  Waste Management,
Inc., 5.350%,
10/15/2054 20,710
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
15,000  Westinghouse Air Brake
Technologies Corp.,
3.450%,
11/15/2026 $ 14,875
0.0
25,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 25,354
0.0
10,000  Westinghouse Air Brake
Technologies Corp.,
5.611%,
03/11/2034 10,520
0.0
80,000
(1)
WRKCo, Inc., 4.900%,
03/15/2029 81,555
0.0
10,000  Xylem, Inc., 1.950%,
01/30/2028 9,530
0.0
10,000  Xylem, Inc., 2.250%,
01/30/2031 8,988
0.0
10,000  Xylem, Inc., 3.250%,
11/01/2026 9,899
0.0
8,000  Xylem, Inc., 4.375%,
11/01/2046 6,814
0.0
9,745,275
1.9
Technology : 1.8%
21,000  Accenture Capital, Inc.,
3.900%,
10/04/2027 21,031
0.0
23,000  Accenture Capital, Inc.,
4.050%,
10/04/2029 22,995
0.0
23,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 22,980
0.0
29,000  Accenture Capital, Inc.,
4.500%,
10/04/2034 28,619
0.0
171,000  Adobe, Inc., 2.150%,
02/01/2027 167,433
0.1
22,000  Adobe, Inc., 5.300%,
01/17/2035 23,288
0.0
10,000
(1)
Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 9,787
0.0
10,000
(1)
Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 8,626
0.0
15,000  Analog Devices, Inc.,
1.700%,
10/01/2028 14,051
0.0
20,000  Analog Devices, Inc.,
2.100%,
10/01/2031 17,690
0.0
15,000  Analog Devices, Inc.,
2.800%,
10/01/2041 11,110
0.0
20,000  Analog Devices, Inc.,
2.950%,
10/01/2051 13,222
0.0
9,000  Analog Devices, Inc.,
3.450%,
06/15/2027 8,933
0.0
18,000  Analog Devices, Inc.,
3.500%,
12/05/2026 17,910
0.0
11,000
(1)
Analog Devices, Inc.,
5.050%,
04/01/2034 11,416
0.0
7,000  Analog Devices, Inc.,
5.300%,
12/15/2045 6,936
0.0
11,000  Analog Devices, Inc.,
5.300%,
04/01/2054 10,827
0.0
44,000  Apple, Inc., 1.200%,
02/08/2028 41,489
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
30,000  Apple, Inc., 1.650%,
05/11/2030 $ 27,123
0.0
151,000
(1)
Apple, Inc., 2.375%,
02/08/2041 108,621
0.1
27,000  Apple, Inc., 2.550%,
08/20/2060 15,839
0.0
202,000  Apple, Inc., 2.650%,
05/11/2050 129,543
0.1
257,000  Apple, Inc., 2.650%,
02/08/2051 164,113
0.1
39,000  Apple, Inc., 3.350%,
02/09/2027 38,795
0.0
171,000  Apple, Inc., 3.450%,
02/09/2045 135,853
0.1
100,000  Apple, Inc., 4.450%,
05/06/2044 93,912
0.0
15,000  Applied Materials, Inc.,
1.750%,
06/01/2030 13,491
0.0
15,000  Applied Materials, Inc.,
2.750%,
06/01/2050 9,788
0.0
24,000  Applied Materials, Inc.,
3.300%,
04/01/2027 23,831
0.0
14,000  Applied Materials, Inc.,
3.900%,
10/01/2025 14,000
0.0
20,000  Applied Materials, Inc.,
4.350%,
04/01/2047 17,485
0.0
10,000
(1)
Applied Materials, Inc.,
5.100%,
10/01/2035 10,389
0.0
12,000
(1)
Applied Materials, Inc.,
5.850%,
06/15/2041 12,833
0.0
10,000  Atlassian Corp.,
5.250%,
05/15/2029 10,284
0.0
10,000  Atlassian Corp.,
5.500%,
05/15/2034 10,308
0.0
20,000  Autodesk, Inc., 2.400%,
12/15/2031 17,727
0.0
10,000  Autodesk, Inc., 2.850%,
01/15/2030 9,446
0.0
10,000  Autodesk, Inc., 3.500%,
06/15/2027 9,920
0.0
21,000  Booz Allen Hamilton,
Inc., 5.950%,
04/15/2035 21,910
0.0
15,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.500%,
01/15/2028 14,830
0.0
202,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.875%,
01/15/2027 201,931
0.1
14,000
(4)
Broadcom, Inc.,
1.950%,
02/15/2028 13,342
0.0
56,000
(4)
Broadcom, Inc.,
2.450%,
02/15/2031 50,950
0.0
36,000
(4)
Broadcom, Inc.,
2.600%,
02/15/2033 31,615
0.0
66,000
(4)
Broadcom, Inc.,
3.137%,
11/15/2035 57,125
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
56,000
(4)
Broadcom, Inc.,
3.187%,
11/15/2036 $ 47,811
0.0
46,000
(4)
Broadcom, Inc.,
3.419%,
04/15/2033 42,589
0.0
61,000
(4)
Broadcom, Inc.,
3.500%,
02/15/2041 50,227
0.0
74,000
(1)(4)
Broadcom, Inc.,
3.750%,
02/15/2051 57,968
0.0
21,000
(1)
Broadcom, Inc.,
4.110%,
09/15/2028 21,071
0.0
17,000  Broadcom, Inc.,
4.150%,
02/15/2028 17,048
0.0
32,000  Broadcom, Inc.,
4.300%,
11/15/2032 31,598
0.0
29,000  Broadcom, Inc.,
4.750%,
04/15/2029 29,596
0.0
181,000
(4)
Broadcom, Inc.,
4.926%,
05/15/2037 180,594
0.1
20,000  Broadridge Financial
Solutions, Inc., 2.600%,
05/01/2031 18,088
0.0
15,000  Broadridge Financial
Solutions, Inc., 2.900%,
12/01/2029 14,171
0.0
10,000  Broadridge Financial
Solutions, Inc., 3.400%,
06/27/2026 9,943
0.0
10,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 10,045
0.0
19,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 19,129
0.0
19,000  Cadence Design
Systems, Inc., 4.700%,
09/10/2034 18,978
0.0
126,000  CDW LLC / CDW
Finance Corp., 2.670%,
12/01/2026 123,662
0.1
117,000  Concentrix Corp.,
6.650%,
08/02/2026 118,764
0.1
20,000  Dell International LLC
/ EMC Corp., 3.375%,
12/15/2041 15,345
0.0
46,000  Dell International LLC
/ EMC Corp., 3.450%,
12/15/2051 32,348
0.0
35,000  Dell International LLC
/ EMC Corp., 4.900%,
10/01/2026 35,204
0.0
20,000  Dell International LLC
/ EMC Corp., 5.250%,
02/01/2028 20,441
0.0
35,000  Dell International LLC
/ EMC Corp., 5.300%,
10/01/2029 36,150
0.0
20,000  Dell International LLC
/ EMC Corp., 5.400%,
04/15/2034 20,657
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
20,000  Dell International LLC
/ EMC Corp., 5.750%,
02/01/2033 $ 21,161
0.0
50,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 50,410
0.0
10,000  Dell International LLC
/ EMC Corp., 6.100%,
07/15/2027 10,313
0.0
15,000  Dell International LLC
/ EMC Corp., 6.200%,
07/15/2030 16,095
0.0
20,000  Dell International LLC
/ EMC Corp., 8.100%,
07/15/2036 24,385
0.0
13,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 16,905
0.0
8,000  Dell, Inc., 6.500%,
04/15/2038 8,685
0.0
6,000  Dell, Inc., 7.100%,
04/15/2028 6,417
0.0
15,000  Electronic Arts, Inc.,
1.850%,
02/15/2031 14,252
0.0
15,000  Electronic Arts, Inc.,
2.950%,
02/15/2051 13,030
0.0
8,000  Electronic Arts, Inc.,
4.800%,
03/01/2026 8,007
0.0
171,000
(1)
Fidelity National
Information Services,
Inc., 1.150%,
03/01/2026 168,845
0.1
83,000
(1)
Fidelity National
Information Services,
Inc., 1.650%,
03/01/2028 78,245
0.0
30,000  Fiserv, Inc., 2.250%,
06/01/2027 29,153
0.0
339,000  Fiserv, Inc., 2.650%,
06/01/2030 313,984
0.1
15,000  Hewlett Packard
Enterprise Co., 1.750%,
04/01/2026 14,831
0.0
37,000  Hewlett Packard
Enterprise Co., 5.000%,
10/15/2034 36,726
0.0
11,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 11,304
0.0
38,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 36,367
0.0
15,000
(1)
Hewlett Packard
Enterprise Co., 6.200%,
10/15/2035 16,233
0.0
30,000
(1)
Hewlett Packard
Enterprise Co., 6.350%,
10/15/2045 31,617
0.0
11,000  HP, Inc., 1.450%,
06/17/2026 10,799
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
20,000  HP, Inc., 2.650%,
06/17/2031 $ 18,047
0.0
20,000  HP, Inc., 3.000%,
06/17/2027 19,623
0.0
10,000
(1)
HP, Inc., 3.400%,
06/17/2030 9,547
0.0
20,000  HP, Inc., 4.000%,
04/15/2029 19,799
0.0
14,000  HP, Inc., 4.200%,
04/15/2032 13,583
0.0
18,000  HP, Inc., 4.750%,
01/15/2028 18,244
0.0
22,000  HP, Inc., 5.500%,
01/15/2033 22,798
0.0
24,000
(1)
HP, Inc., 6.000%,
09/15/2041 24,825
0.0
35,000  Intel Corp., 2.450%,
11/15/2029 32,508
0.0
25,000
(1)
Intel Corp., 3.050%,
08/12/2051 15,874
0.0
20,000  Intel Corp., 3.100%,
02/15/2060 11,862
0.0
202,000  Intel Corp., 3.150%,
05/11/2027 198,827
0.1
15,000  Intel Corp., 3.200%,
08/12/2061 8,976
0.0
136,000  Intel Corp., 3.250%,
11/15/2049 90,436
0.0
93,000  Intel Corp., 3.734%,
12/08/2047 68,738
0.0
25,000  Intel Corp., 4.100%,
05/19/2046 19,706
0.0
20,000  Intel Corp., 4.100%,
05/11/2047 15,638
0.0
46,000  Intel Corp., 4.750%,
03/25/2050 38,994
0.0
36,000  Intel Corp., 4.875%,
02/10/2028 36,552
0.0
20,000
(1)
Intel Corp., 4.950%,
03/25/2060 17,015
0.0
18,000  Intel Corp., 5.050%,
08/05/2062 15,475
0.0
15,000
(1)
Intel Corp., 5.200%,
02/10/2033 15,340
0.0
23,000
(1)
Intel Corp., 5.600%,
02/21/2054 22,099
0.0
20,000
(1)
Intel Corp., 5.625%,
02/10/2043 19,624
0.0
40,000  Intel Corp., 5.700%,
02/10/2053 38,709
0.0
54,000  International Business
Machines Corp.,
1.950%,
05/15/2030 48,920
0.0
202,000  International Business
Machines Corp.,
2.850%,
05/15/2040 152,861
0.1
64,000  International Business
Machines Corp.,
3.450%,
02/19/2026 63,834
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
97,000  International Business
Machines Corp.,
7.125%,
12/01/2096 $ 117,662
0.1
48,000  Intuit, Inc., 5.500%,
09/15/2053 48,384
0.0
27,000
(1)
KLA Corp., 4.950%,
07/15/2052 25,273
0.0
40,000  KLA Corp., 5.250%,
07/15/2062 38,457
0.0
13,000  Kyndryl Holdings, Inc.,
2.050%,
10/15/2026 12,701
0.0
9,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 8,580
0.0
13,000  Kyndryl Holdings, Inc.,
3.150%,
10/15/2031 11,824
0.0
11,000  Kyndryl Holdings, Inc.,
4.100%,
10/15/2041 8,930
0.0
10,000
(1)
Kyndryl Holdings, Inc.,
6.350%,
02/20/2034 10,692
0.0
151,000  Lam Research Corp.,
4.000%,
03/15/2029 150,929
0.1
20,000  Leidos, Inc., 2.300%,
02/15/2031 17,851
0.0
15,000  Leidos, Inc., 4.375%,
05/15/2030 14,959
0.0
15,000  Leidos, Inc., 5.750%,
03/15/2033 15,850
0.0
10,000  Marvell Technology,
Inc., 1.650%,
04/15/2026 9,855
0.0
15,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 14,371
0.0
15,000  Marvell Technology,
Inc., 2.950%,
04/15/2031 13,858
0.0
10,000  Marvell Technology,
Inc., 4.875%,
06/22/2028 10,159
0.0
10,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 10,436
0.0
10,000
(1)
Marvell Technology,
Inc., 5.950%,
09/15/2033 10,734
0.0
41,000  Microchip Technology,
Inc., 5.050%,
02/15/2030 41,939
0.0
20,000  Micron Technology, Inc.,
2.703%,
04/15/2032 17,805
0.0
10,000  Micron Technology, Inc.,
3.366%,
11/01/2041 7,741
0.0
31,000
(1)
Micron Technology, Inc.,
3.477%,
11/01/2051 22,196
0.0
17,000  Micron Technology, Inc.,
4.663%,
02/15/2030 17,161
0.0
20,000  Micron Technology, Inc.,
5.300%,
01/15/2031 20,703
0.0
14,000  Micron Technology, Inc.,
5.327%,
02/06/2029 14,428
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
12,000  Micron Technology, Inc.,
5.375%,
04/15/2028 $ 12,378
0.0
15,000
(1)
Micron Technology, Inc.,
5.875%,
02/09/2033 15,938
0.0
18,000  Micron Technology, Inc.,
5.875%,
09/15/2033 19,155
0.0
25,000  Micron Technology, Inc.,
6.750%,
11/01/2029 27,182
0.0
171,000  Microsoft Corp.,
2.525%,
06/01/2050 108,361
0.1
71,000  Microsoft Corp.,
2.675%,
06/01/2060 42,506
0.0
202,000  Microsoft Corp.,
2.921%,
03/17/2052 137,138
0.1
85,000  Microsoft Corp.,
3.041%,
03/17/2062 55,365
0.0
86,000
(1)
Microsoft Corp.,
3.500%,
02/12/2035 81,314
0.0
21,000  MSCI, Inc., 5.250%,
09/01/2035 21,182
0.0
27,000  NetApp, Inc., 5.700%,
03/17/2035 28,239
0.0
25,000  NVIDIA Corp., 1.550%,
06/15/2028 23,598
0.0
47,000  NVIDIA Corp., 2.850%,
04/01/2030 44,929
0.0
20,000  NVIDIA Corp., 3.200%,
09/16/2026 19,892
0.0
18,000  NVIDIA Corp., 3.500%,
04/01/2040 15,425
0.0
34,000
(1)
NVIDIA Corp., 3.500%,
04/01/2050 26,113
0.0
10,000  NVIDIA Corp., 3.700%,
04/01/2060 7,591
0.0
10,000  NXP BV / NXP
Funding LLC, 5.550%,
12/01/2028 10,374
0.0
20,000
(1)
NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 17,965
0.0
21,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.650%,
02/15/2032 18,683
0.0
10,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.125%,
02/15/2042 7,413
0.0
10,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 6,730
0.0
20,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 19,227
0.0
49,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 48,989
0.0
22,000
(1)
NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 22,302
0.0
53,000  Oracle Corp., 1.650%,
03/25/2026 52,382
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
38,000  Oracle Corp., 2.300%,
03/25/2028 $ 36,337
0.0
58,000  Oracle Corp., 2.650%,
07/15/2026 57,334
0.0
43,000  Oracle Corp., 2.800%,
04/01/2027 42,176
0.0
62,000  Oracle Corp., 2.875%,
03/25/2031 56,945
0.0
62,000  Oracle Corp., 2.950%,
04/01/2030 58,434
0.0
53,000  Oracle Corp., 3.250%,
11/15/2027 52,083
0.0
10,000  Oracle Corp., 3.250%,
05/15/2030 9,532
0.0
58,000  Oracle Corp., 3.600%,
04/01/2040 46,607
0.0
77,000  Oracle Corp., 3.600%,
04/01/2050 54,244
0.0
43,000  Oracle Corp., 3.650%,
03/25/2041 34,458
0.0
34,000  Oracle Corp., 3.800%,
11/15/2037 29,408
0.0
24,000  Oracle Corp., 3.850%,
07/15/2036 21,380
0.0
67,000  Oracle Corp., 3.850%,
04/01/2060 46,110
0.0
24,000  Oracle Corp., 3.900%,
05/15/2035 21,882
0.0
62,000  Oracle Corp., 3.950%,
03/25/2051 46,131
0.0
58,000  Oracle Corp., 4.000%,
07/15/2046 45,210
0.0
43,000  Oracle Corp., 4.000%,
11/15/2047 33,347
0.0
29,000  Oracle Corp., 4.100%,
03/25/2061 20,902
0.0
38,000  Oracle Corp., 4.125%,
05/15/2045 30,555
0.0
29,000  Oracle Corp., 4.200%,
09/27/2029 28,945
0.0
34,000  Oracle Corp., 4.300%,
07/08/2034 32,543
0.0
24,000  Oracle Corp., 4.375%,
05/15/2055 18,858
0.0
14,000  Oracle Corp., 4.500%,
05/06/2028 14,106
0.0
19,000  Oracle Corp., 4.500%,
07/08/2044 16,252
0.0
14,000  Oracle Corp., 4.650%,
05/06/2030 14,201
0.0
34,000  Oracle Corp., 4.700%,
09/27/2034 33,218
0.0
29,000  Oracle Corp., 4.900%,
02/06/2033 29,271
0.0
43,000  Oracle Corp., 5.375%,
07/15/2040 42,207
0.0
34,000  Oracle Corp., 5.375%,
09/27/2054 31,255
0.0
24,000  Oracle Corp., 5.500%,
09/27/2064 21,997
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
43,000  Oracle Corp., 5.550%,
02/06/2053 $ 40,715
0.0
19,000  Oracle Corp., 5.800%,
11/10/2025 19,027
0.0
24,000  Oracle Corp., 6.125%,
07/08/2039 25,402
0.0
24,000  Oracle Corp., 6.150%,
11/09/2029 25,599
0.0
43,000  Oracle Corp., 6.250%,
11/09/2032 46,744
0.0
24,000  Oracle Corp., 6.500%,
04/15/2038 26,330
0.0
48,000  Oracle Corp., 6.900%,
11/09/2052 53,441
0.0
55,000  Paychex, Inc., 5.600%,
04/15/2035 57,612
0.0
109,000  Qualcomm, Inc.,
2.150%,
05/20/2030 100,130
0.1
82,000
(1)
Qualcomm, Inc.,
4.650%,
05/20/2035 82,455
0.0
62,000  Qualcomm, Inc.,
4.800%,
05/20/2045 58,175
0.0
14,000  Roper Technologies,
Inc., 1.400%,
09/15/2027 13,313
0.0
20,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 17,437
0.0
12,000  Roper Technologies,
Inc., 2.000%,
06/30/2030 10,784
0.0
14,000  Roper Technologies,
Inc., 2.950%,
09/15/2029 13,347
0.0
14,000  Roper Technologies,
Inc., 3.800%,
12/15/2026 13,954
0.0
6,000  Roper Technologies,
Inc., 3.850%,
12/15/2025 5,994
0.0
16,000  Roper Technologies,
Inc., 4.200%,
09/15/2028 16,039
0.0
45,000  Roper Technologies,
Inc., 5.100%,
09/15/2035 45,380
0.0
14,000
(1)
Salesforce, Inc.,
1.950%,
07/15/2031 12,434
0.0
25,000  Salesforce, Inc.,
2.700%,
07/15/2041 18,398
0.0
40,000  Salesforce, Inc.,
2.900%,
07/15/2051 26,267
0.0
25,000  Salesforce, Inc.,
3.050%,
07/15/2061 15,771
0.0
29,000  Salesforce, Inc.,
3.700%,
04/11/2028 28,913
0.0
30,000  ServiceNow, Inc.,
1.400%,
09/01/2030 26,280
0.0
90,000  Synopsys, Inc., 5.700%,
04/01/2055 90,895
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
75,000  Take-Two Interactive
Software, Inc., 4.950%,
03/28/2028 $ 76,366
0.0
10,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 9,162
0.0
10,000  Texas Instruments, Inc.,
1.125%,
09/15/2026 9,757
0.0
15,000  Texas Instruments, Inc.,
1.750%,
05/04/2030 13,549
0.0
10,000
(1)
Texas Instruments, Inc.,
1.900%,
09/15/2031 8,832
0.0
15,000  Texas Instruments, Inc.,
2.250%,
09/04/2029 14,059
0.0
10,000  Texas Instruments, Inc.,
2.700%,
09/15/2051 6,266
0.0
10,000
(1)
Texas Instruments, Inc.,
2.900%,
11/03/2027 9,827
0.0
8,000
(1)
Texas Instruments, Inc.,
3.650%,
08/16/2032 7,693
0.0
15,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 13,397
0.0
6,000  Texas Instruments, Inc.,
4.100%,
08/16/2052 4,891
0.0
30,000
(1)
Texas Instruments, Inc.,
4.150%,
05/15/2048 25,145
0.0
13,000  Texas Instruments, Inc.,
4.600%,
02/08/2027 13,130
0.0
14,000  Texas Instruments, Inc.,
4.600%,
02/15/2028 14,244
0.0
13,000
(1)
Texas Instruments, Inc.,
4.600%,
02/08/2029 13,276
0.0
12,000  Texas Instruments, Inc.,
4.850%,
02/08/2034 12,327
0.0
19,000  Texas Instruments, Inc.,
4.900%,
03/14/2033 19,579
0.0
13,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 12,243
0.0
27,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 25,112
0.0
15,000
(1)
Texas Instruments, Inc.,
5.150%,
02/08/2054 14,476
0.0
42,000  TSMC Arizona Corp.,
4.125%,
04/22/2029 42,115
0.0
15,000  VMware LLC, 1.800%,
08/15/2028 14,077
0.0
30,000  VMware LLC, 2.200%,
08/15/2031 26,470
0.0
25,000  VMware LLC, 3.900%,
08/21/2027 24,914
0.0
10,000  VMware LLC, 4.650%,
05/15/2027 10,009
0.0
15,000  VMware LLC, 4.700%,
05/15/2030 15,191
0.0
38,000  VMware, Inc., 1.400%,
08/15/2026 37,164
0.0
20,000  Workday, Inc., 3.500%,
04/01/2027 19,831
0.0
15,000  Workday, Inc., 3.700%,
04/01/2029 14,781
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
25,000  Workday, Inc., 3.800%,
04/01/2032 $ 23,883
0.0
15,000  Xilinx, Inc., 2.375%,
06/01/2030 13,878
0.0
8,777,249
1.8
Utilities : 2.3%
16,000  AES Corp., 1.375%,
01/15/2026 15,854
0.0
20,000  AES Corp., 2.450%,
01/15/2031 17,919
0.0
18,000  AES Corp., 5.450%,
06/01/2028 18,440
0.0
188,000
(1)
Alabama Power Co.,
3.000%,
03/15/2052 124,737
0.0
9,000  Ameren Corp., 1.750%,
03/15/2028 8,506
0.0
10,000  Ameren Corp., 1.950%,
03/15/2027 9,696
0.0
16,000  Ameren Corp., 3.500%,
01/15/2031 15,282
0.0
7,000  Ameren Corp., 3.650%,
02/15/2026 6,978
0.0
14,000  Ameren Corp., 5.000%,
01/15/2029 14,320
0.0
12,000  Ameren Corp., 5.700%,
12/01/2026 12,192
0.0
8,000  Ameren Illinois Co.,
1.550%,
11/15/2030 7,017
0.0
7,000  Ameren Illinois Co.,
2.900%,
06/15/2051 4,546
0.0
6,000  Ameren Illinois Co.,
3.250%,
03/15/2050 4,219
0.0
10,000  Ameren Illinois Co.,
3.700%,
12/01/2047 7,829
0.0
9,000  Ameren Illinois Co.,
3.800%,
05/15/2028 8,971
0.0
10,000  Ameren Illinois Co.,
3.850%,
09/01/2032 9,609
0.0
10,000  Ameren Illinois Co.,
4.150%,
03/15/2046 8,445
0.0
10,000  Ameren Illinois Co.,
4.500%,
03/15/2049 8,691
0.0
10,000  Ameren Illinois Co.,
4.950%,
06/01/2033 10,272
0.0
9,000  Ameren Illinois Co.,
5.550%,
07/01/2054 9,103
0.0
7,000  Ameren Illinois Co.,
5.900%,
12/01/2052 7,369
0.0
11,000  American Water
Capital Corp., 2.300%,
06/01/2031 9,875
0.0
10,000
(1)
American Water
Capital Corp., 2.800%,
05/01/2030 9,424
0.0
12,000  American Water
Capital Corp., 2.950%,
09/01/2027 11,773
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
11,000  American Water
Capital Corp., 3.250%,
06/01/2051 $ 7,644
0.0
11,000  American Water
Capital Corp., 3.450%,
06/01/2029 10,758
0.0
10,000  American Water
Capital Corp., 3.450%,
05/01/2050 7,299
0.0
13,000  American Water
Capital Corp., 3.750%,
09/01/2028 12,940
0.0
15,000  American Water
Capital Corp., 3.750%,
09/01/2047 11,678
0.0
6,000  American Water
Capital Corp., 4.000%,
12/01/2046 4,952
0.0
11,000  American Water
Capital Corp., 4.150%,
06/01/2049 9,032
0.0
14,000  American Water
Capital Corp., 4.200%,
09/01/2048 11,583
0.0
10,000  American Water
Capital Corp., 4.300%,
12/01/2042 8,785
0.0
7,000  American Water
Capital Corp., 4.300%,
09/01/2045 6,085
0.0
16,000
(1)
American Water
Capital Corp., 4.450%,
06/01/2032 15,980
0.0
14,000  American Water
Capital Corp., 5.150%,
03/01/2034 14,440
0.0
12,000  American Water
Capital Corp., 5.450%,
03/01/2054 11,871
0.0
15,000  American Water
Capital Corp., 6.593%,
10/15/2037 16,980
0.0
119,000  Appalachian Power Co.,
4.400%,
05/15/2044 100,780
0.0
151,000  Appalachian Power Co.,
4.450%,
06/01/2045 128,446
0.1
8,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 6,719
0.0
17,000  Arizona Public
Service Co., 2.650%,
09/15/2050 10,553
0.0
59,000  Arizona Public
Service Co., 2.950%,
09/15/2027 57,852
0.0
78,000  Arizona Public
Service Co., 3.350%,
05/15/2050 54,974
0.0
171,000  Atlantic City Electric
Co., 2.300%,
03/15/2031 153,675
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
106,000  Atmos Energy Corp.,
4.125%,
10/15/2044 $ 90,636
0.0
21,000  Atmos Energy Corp.,
4.125%,
03/15/2049 17,302
0.0
8,000  Avista Corp., 4.000%,
04/01/2052 6,243
0.0
8,000  Avista Corp., 4.350%,
06/01/2048 6,727
0.0
21,000  Baltimore Gas and
Electric Co., 3.500%,
08/15/2046 15,934
0.0
10,000  Berkshire Hathaway
Energy Co., 1.650%,
05/15/2031 8,675
0.0
30,000  Berkshire Hathaway
Energy Co., 2.850%,
05/15/2051 19,069
0.0
12,000  Berkshire Hathaway
Energy Co., 3.250%,
04/15/2028 11,790
0.0
22,000  Berkshire Hathaway
Energy Co., 3.700%,
07/15/2030 21,558
0.0
15,000  Berkshire Hathaway
Energy Co., 3.800%,
07/15/2048 11,590
0.0
15,000  Berkshire Hathaway
Energy Co., 4.250%,
10/15/2050 12,300
0.0
20,000  Berkshire Hathaway
Energy Co., 4.450%,
01/15/2049 17,120
0.0
15,000  Berkshire Hathaway
Energy Co., 4.500%,
02/01/2045 13,300
0.0
20,000  Berkshire Hathaway
Energy Co., 4.600%,
05/01/2053 17,225
0.0
13,000  Berkshire Hathaway
Energy Co., 5.150%,
11/15/2043 12,650
0.0
11,000  Berkshire Hathaway
Energy Co., 5.950%,
05/15/2037 11,885
0.0
41,000  Berkshire Hathaway
Energy Co., 6.125%,
04/01/2036 44,630
0.0
8,000  Black Hills Corp.,
2.500%,
06/15/2030 7,373
0.0
8,000  Black Hills Corp.,
3.050%,
10/15/2029 7,602
0.0
8,000  Black Hills Corp.,
3.150%,
01/15/2027 7,897
0.0
6,000  Black Hills Corp.,
3.875%,
10/15/2049 4,525
0.0
6,000  Black Hills Corp.,
3.950%,
01/15/2026 5,989
0.0
6,000  Black Hills Corp.,
4.200%,
09/15/2046 4,863
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
8,000  Black Hills Corp.,
4.350%,
05/01/2033 $ 7,714
0.0
7,000  Black Hills Corp.,
5.950%,
03/15/2028 7,272
0.0
9,000  Black Hills Corp.,
6.150%,
05/15/2034 9,632
0.0
151,000  CenterPoint Energy
Houston Electric LLC
AA, 3.000%,
02/01/2027 148,994
0.1
101,000  CenterPoint Energy
Houston Electric
LLC AD, 2.900%,
07/01/2050 66,609
0.0
8,000  CenterPoint Energy
Houston Electric LLC
AE, 2.350%,
04/01/2031 7,210
0.0
19,000  CenterPoint Energy
Houston Electric LLC
AF, 3.350%,
04/01/2051 13,529
0.0
10,000  CenterPoint Energy
Houston Electric
LLC AG, 3.000%,
03/01/2032 9,153
0.0
10,000  CenterPoint Energy
Resources Corp.,
4.400%,
07/01/2032 9,881
0.0
10,000  CenterPoint Energy,
Inc., 2.650%,
06/01/2031 9,064
0.0
7,000  Cleveland Electric
Illuminating Co.,
5.950%,
12/15/2036 7,453
0.0
86,000  CMS Energy Corp.,
4.875%,
03/01/2044 78,035
0.0
14,000  Connecticut Light and
Power Co., 4.000%,
04/01/2048 11,379
0.0
10,000  Connecticut Light and
Power Co., 4.300%,
04/15/2044 8,726
0.0
7,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 7,131
0.0
6,000  Connecticut Light and
Power Co., 4.900%,
07/01/2033 6,093
0.0
10,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 9,651
0.0
8,000  Connecticut Light and
Power Co. A, 0.750%,
12/01/2025 7,948
0.0
9,000  Connecticut Light and
Power Co. A, 2.050%,
07/01/2031 7,962
0.0
10,000  Connecticut Light and
Power Co. A, 3.200%,
03/15/2027 9,895
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
7,000  Connecticut Light and
Power Co. A, 4.150%,
06/01/2045 $ 5,876
0.0
50,000  Consolidated Edison
Co. of New York, Inc.,
2.400%,
06/15/2031 45,349
0.0
17,000  Consolidated Edison
Co. of New York, Inc.,
4.450%,
03/15/2044 15,003
0.0
110,000  Consolidated Edison
Co. of New York, Inc.,
4.500%,
12/01/2045 96,576
0.0
111,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 96,006
0.0
69,000  Consolidated Edison
Co. of New York, Inc.
C, 4.300%,
12/01/2056 56,099
0.0
15,000  Constellation Energy
Generation LLC,
5.600%,
03/01/2028 15,507
0.0
16,000  Constellation Energy
Generation LLC,
5.600%,
06/15/2042 16,270
0.0
7,000  Constellation Energy
Generation LLC,
5.750%,
10/01/2041 7,217
0.0
18,000  Constellation Energy
Generation LLC,
5.750%,
03/15/2054 18,258
0.0
12,000  Constellation Energy
Generation LLC,
5.800%,
03/01/2033 12,827
0.0
10,000  Constellation Energy
Generation LLC,
6.125%,
01/15/2034 10,890
0.0
18,000  Constellation Energy
Generation LLC,
6.250%,
10/01/2039 19,583
0.0
15,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 16,734
0.0
60,000  Consumers Energy Co.,
3.950%,
07/15/2047 49,007
0.0
9,000  Dayton Power &
Light Co., 3.950%,
06/15/2049 6,813
0.0
9,000  Dominion Energy South
Carolina, Inc., 4.600%,
06/15/2043 8,199
0.0
10,000  Dominion Energy South
Carolina, Inc., 5.100%,
06/01/2065 9,138
0.0
7,000  Dominion Energy South
Carolina, Inc., 5.300%,
05/15/2033 7,292
0.0
7,000  Dominion Energy South
Carolina, Inc., 5.450%,
02/01/2041 7,134
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
12,000  Dominion Energy South
Carolina, Inc., 6.050%,
01/15/2038 $ 12,984
0.0
23,000  Dominion Energy South
Carolina, Inc., 6.250%,
10/15/2053 25,325
0.0
7,000  Dominion Energy South
Carolina, Inc., 6.625%,
02/01/2032 7,830
0.0
9,000  Dominion Energy
South Carolina, Inc. A,
2.300%,
12/01/2031 7,971
0.0
10,000  Dominion Energy, Inc.,
4.250%,
06/01/2028 10,019
0.0
10,000  Dominion Energy, Inc.,
4.700%,
12/01/2044 8,810
0.0
19,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 19,753
0.0
9,000  Dominion Energy, Inc.,
7.000%,
06/15/2038 10,253
0.0
12,000  Dominion Energy, Inc.
A, 1.450%,
04/15/2026 11,821
0.0
9,000  Dominion Energy, Inc.
A, 4.350%,
08/15/2032 8,830
0.0
9,000  Dominion Energy, Inc.
A, 4.600%,
03/15/2049 7,619
0.0
11,000  Dominion Energy, Inc.
B, 3.300%,
04/15/2041 8,412
0.0
7,000  Dominion Energy, Inc.
B, 3.600%,
03/15/2027 6,949
0.0
14,000  Dominion Energy, Inc.
B, 4.850%,
08/15/2052 12,188
0.0
10,000  Dominion Energy, Inc.
B, 5.950%,
06/15/2035 10,654
0.0
19,000  Dominion Energy, Inc.
C, 2.250%,
08/15/2031 16,823
0.0
33,000  Dominion Energy, Inc.
C, 3.375%,
04/01/2030 31,712
0.0
7,000  Dominion Energy, Inc.
C, 4.050%,
09/15/2042 5,770
0.0
10,000  Dominion Energy, Inc.
C, 4.900%,
08/01/2041 9,267
0.0
9,000  Dominion Energy, Inc.
D, 2.850%,
08/15/2026 8,908
0.0
7,000  Dominion Energy, Inc.
E, 6.300%,
03/15/2033 7,581
0.0
12,000  DTE Electric Co.,
2.250%,
03/01/2030 11,080
0.0
10,000  DTE Electric Co.,
2.950%,
03/01/2050 6,752
0.0
10,000  DTE Electric Co.,
3.700%,
03/15/2045 7,887
0.0
6,000  DTE Electric Co.,
3.700%,
06/01/2046 4,723
0.0
9,000  DTE Electric Co.,
3.750%,
08/15/2047 7,011
0.0
13,000  DTE Electric Co.,
3.950%,
03/01/2049 10,508
0.0
7,000  DTE Electric Co.,
4.300%,
07/01/2044 6,063
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
10,000  DTE Electric Co.,
4.850%,
12/01/2026 $ 10,108
0.0
12,000  DTE Electric Co.,
5.200%,
04/01/2033 12,471
0.0
10,000  DTE Electric Co.,
5.200%,
03/01/2034 10,366
0.0
12,000
(1)
DTE Electric Co.,
5.400%,
04/01/2053 11,933
0.0
12,000  DTE Electric Co. A,
1.900%,
04/01/2028 11,420
0.0
10,000  DTE Electric Co. A,
3.000%,
03/01/2032 9,255
0.0
8,000  DTE Electric Co. A,
4.000%,
04/01/2043 6,762
0.0
11,000  DTE Electric Co. A,
4.050%,
05/15/2048 9,118
0.0
9,000  DTE Electric Co. B,
3.250%,
04/01/2051 6,360
0.0
8,000  DTE Electric Co. B,
3.650%,
03/01/2052 6,003
0.0
12,000  DTE Electric Co. C,
2.625%,
03/01/2031 11,029
0.0
12,000  DTE Energy Co.,
2.850%,
10/01/2026 11,856
0.0
6,000  DTE Energy Co.,
2.950%,
03/01/2030 5,644
0.0
16,000  DTE Energy Co.,
4.875%,
06/01/2028 16,281
0.0
24,000  DTE Energy Co.,
5.100%,
03/01/2029 24,601
0.0
17,000  DTE Energy Co.,
5.850%,
06/01/2034 18,073
0.0
10,000  DTE Energy Co. C,
3.400%,
06/15/2029 9,672
0.0
151,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 138,350
0.1
151,000  Duke Energy Carolinas
LLC, 3.450%,
04/15/2051 109,706
0.0
202,000
(1)
Duke Energy Corp.,
2.450%,
06/01/2030 186,006
0.1
171,000  Duke Energy Corp.,
3.750%,
09/01/2046 131,233
0.1
101,000  Duke Energy Corp.,
4.800%,
12/15/2045 90,136
0.0
202,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 201,234
0.1
51,000  Duke Energy Progress
LLC, 4.150%,
12/01/2044 43,411
0.0
151,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 128,553
0.1
6,000  El Paso Electric Co.,
5.000%,
12/01/2044 5,305
0.0
8,000  El Paso Electric Co.,
6.000%,
05/15/2035 8,311
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
9,000  Emera US Finance L.P.,
2.639%,
06/15/2031 $ 8,040
0.0
15,000  Emera US Finance L.P.,
3.550%,
06/15/2026 14,914
0.0
25,000  Emera US Finance L.P.,
4.750%,
06/15/2046 21,602
0.0
42,000  Enel Americas SA,
4.000%,
10/25/2026 42,036
0.0
36,000  Enel Chile SA, 4.875%,
06/12/2028 36,644
0.0
95,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 66,138
0.0
171,000  Entergy Corp., 2.400%,
06/15/2031 152,944
0.1
163,000  Entergy Louisiana LLC,
2.350%,
06/15/2032 143,464
0.1
17,000  Entergy Louisiana LLC,
4.200%,
09/01/2048 14,007
0.0
17,000  Entergy Mississippi
LLC, 5.850%,
06/01/2054 17,462
0.0
7,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 7,121
0.0
108,000  Essential Utilities, Inc.,
2.400%,
05/01/2031 96,506
0.0
7,000  Evergy Kansas
Central, Inc., 2.550%,
07/01/2026 6,921
0.0
7,000  Evergy Kansas
Central, Inc., 3.100%,
04/01/2027 6,919
0.0
7,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 4,841
0.0
10,000  Evergy Kansas
Central, Inc., 3.450%,
04/15/2050 7,184
0.0
9,000  Evergy Kansas
Central, Inc., 4.100%,
04/01/2043 7,600
0.0
11,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 9,414
0.0
7,000  Evergy Kansas
Central, Inc., 4.250%,
12/01/2045 5,936
0.0
9,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 9,130
0.0
7,000  Evergy Metro, Inc.,
4.200%,
06/15/2047 5,783
0.0
7,000  Evergy Metro, Inc.,
4.200%,
03/15/2048 5,797
0.0
7,000  Evergy Metro, Inc.,
4.950%,
04/15/2033 7,126
0.0
9,000  Evergy Metro, Inc.,
5.300%,
10/01/2041 8,936
0.0
9,000  Evergy Metro,
Inc. 2019, 4.125%,
04/01/2049 7,297
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
9,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 $ 8,251
0.0
17,000  Evergy, Inc., 2.900%,
09/15/2029 16,132
0.0
7,000  Eversource Energy,
2.550%,
03/15/2031 6,316
0.0
13,000  Eversource Energy,
2.900%,
03/01/2027 12,772
0.0
13,000  Eversource Energy,
3.375%,
03/01/2032 12,029
0.0
13,000  Eversource Energy,
3.450%,
01/15/2050 9,318
0.0
12,000  Eversource Energy,
4.600%,
07/01/2027 12,071
0.0
9,000  Eversource Energy,
4.750%,
05/15/2026 9,028
0.0
7,000  Eversource Energy,
5.000%,
01/01/2027 7,071
0.0
16,000  Eversource Energy,
5.125%,
05/15/2033 16,231
0.0
26,000  Eversource Energy,
5.450%,
03/01/2028 26,713
0.0
13,000  Eversource Energy,
5.500%,
01/01/2034 13,435
0.0
14,000  Eversource Energy,
5.850%,
04/15/2031 14,842
0.0
16,000  Eversource Energy,
5.950%,
02/01/2029 16,766
0.0
14,000  Eversource Energy,
5.950%,
07/15/2034 14,862
0.0
9,000  Eversource Energy M,
3.300%,
01/15/2028 8,812
0.0
10,000  Eversource Energy O,
4.250%,
04/01/2029 9,976
0.0
12,000
(1)
Eversource Energy R,
1.650%,
08/15/2030 10,541
0.0
6,000  Eversource Energy U,
1.400%,
08/15/2026 5,857
0.0
202,000  Exelon Corp., 4.950%,
06/15/2035 199,737
0.1
151,000  Exelon Corp., 5.100%,
06/15/2045 140,925
0.1
12,000  FirstEnergy Corp.,
2.650%,
03/01/2030 11,140
0.0
9,000  FirstEnergy Corp. B,
2.250%,
09/01/2030 8,092
0.0
30,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 29,823
0.0
17,000  FirstEnergy Corp. C,
3.400%,
03/01/2050 11,897
0.0
30,000  Florida Power &
Light Co., 2.450%,
02/03/2032 26,962
0.0
71,000  Florida Power &
Light Co., 2.875%,
12/04/2051 45,947
0.0
12,000  Florida Power &
Light Co., 3.125%,
12/01/2025 11,978
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
16,000  Florida Power &
Light Co., 3.150%,
10/01/2049 $ 11,187
0.0
14,000  Florida Power &
Light Co., 3.700%,
12/01/2047 10,903
0.0
8,000  Florida Power &
Light Co., 3.800%,
12/15/2042 6,624
0.0
20,000  Florida Power &
Light Co., 3.950%,
03/01/2048 16,357
0.0
12,000  Florida Power &
Light Co., 3.990%,
03/01/2049 9,699
0.0
12,000  Florida Power &
Light Co., 4.050%,
06/01/2042 10,383
0.0
10,000  Florida Power &
Light Co., 4.050%,
10/01/2044 8,463
0.0
12,000  Florida Power &
Light Co., 4.125%,
02/01/2042 10,453
0.0
10,000  Florida Power &
Light Co., 4.125%,
06/01/2048 8,304
0.0
15,000  Florida Power &
Light Co., 4.400%,
05/15/2028 15,175
0.0
10,000  Florida Power &
Light Co., 4.450%,
05/15/2026 10,019
0.0
10,000  Florida Power &
Light Co., 4.625%,
05/15/2030 10,191
0.0
15,000  Florida Power &
Light Co., 4.800%,
05/15/2033 15,270
0.0
17,000  Florida Power &
Light Co., 4.950%,
06/01/2035 17,312
0.0
7,000  Florida Power &
Light Co., 5.000%,
08/01/2034 7,175
0.0
20,000  Florida Power &
Light Co., 5.050%,
04/01/2028 20,529
0.0
15,000  Florida Power &
Light Co., 5.100%,
04/01/2033 15,531
0.0
15,000  Florida Power &
Light Co., 5.150%,
06/15/2029 15,575
0.0
8,000  Florida Power &
Light Co., 5.250%,
02/01/2041 8,036
0.0
15,000  Florida Power &
Light Co., 5.300%,
06/15/2034 15,658
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
15,000  Florida Power &
Light Co., 5.300%,
04/01/2053 $ 14,771
0.0
17,000  Florida Power &
Light Co., 5.600%,
06/15/2054 17,406
0.0
8,000  Florida Power &
Light Co., 5.625%,
04/01/2034 8,559
0.0
8,000  Florida Power &
Light Co., 5.650%,
02/01/2037 8,503
0.0
10,000  Florida Power &
Light Co., 5.690%,
03/01/2040 10,568
0.0
12,000  Florida Power &
Light Co., 5.950%,
02/01/2038 13,062
0.0
10,000  Florida Power &
Light Co., 5.960%,
04/01/2039 10,821
0.0
17,000  Florida Power &
Light Co. A, 3.300%,
05/30/2027 16,824
0.0
22,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 21,753
0.0
171,000  Georgia Power Co. A,
3.250%,
03/15/2051 119,867
0.0
8,000  Idaho Power Co., MTN,
5.500%,
03/15/2053 7,957
0.0
7,000  Idaho Power Co., MTN,
5.800%,
04/01/2054 7,196
0.0
9,000  Idaho Power Co., K,
4.200%,
03/01/2048 7,488
0.0
120,000  Indiana Michigan
Power Co. K, 4.550%,
03/15/2046 105,549
0.0
10,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 9,800
0.0
8,000  IPALCO Enterprises,
Inc., 5.750%,
04/01/2034 8,205
0.0
33,000  ITC Holdings Corp.,
3.350%,
11/15/2027 32,402
0.0
11,000  Kentucky Utilities Co.,
3.300%,
06/01/2050 7,710
0.0
12,000  Kentucky Utilities Co.,
4.375%,
10/01/2045 10,361
0.0
13,000  Kentucky Utilities Co.,
5.125%,
11/01/2040 12,751
0.0
9,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 9,425
0.0
9,000  Louisville Gas and
Electric Co., 4.250%,
04/01/2049 7,406
0.0
7,000  Louisville Gas and
Electric Co. 25,
3.300%,
10/01/2025 7,000
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
9,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 $ 9,425
0.0
10,000  MidAmerican
Energy Co., 2.700%,
08/01/2052 6,315
0.0
8,000  MidAmerican
Energy Co., 3.100%,
05/01/2027 7,907
0.0
12,000  MidAmerican
Energy Co., 3.150%,
04/15/2050 8,264
0.0
17,000  MidAmerican
Energy Co., 3.650%,
04/15/2029 16,761
0.0
14,000  MidAmerican
Energy Co., 3.650%,
08/01/2048 10,695
0.0
10,000  MidAmerican
Energy Co., 3.950%,
08/01/2047 8,079
0.0
9,000  MidAmerican
Energy Co., 4.250%,
05/01/2046 7,670
0.0
18,000  MidAmerican
Energy Co., 4.250%,
07/15/2049 15,079
0.0
8,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 7,026
0.0
7,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 6,473
0.0
12,000  MidAmerican
Energy Co., 5.300%,
02/01/2055 11,713
0.0
7,000  MidAmerican
Energy Co., 5.350%,
01/15/2034 7,322
0.0
8,000  MidAmerican
Energy Co., 6.750%,
12/30/2031 9,015
0.0
6,000  MidAmerican Energy
Co., MTN, 5.750%,
11/01/2035 6,440
0.0
7,000  MidAmerican Energy
Co., MTN, 5.800%,
10/15/2036 7,567
0.0
19,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 16,625
0.0
17,000  National Fuel Gas Co.,
2.950%,
03/01/2031 15,523
0.0
46,000  National Grid PLC,
5.809%,
06/12/2033 49,071
0.0
11,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 4.300%,
03/15/2049 9,345
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
202,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 $ 201,743
0.1
83,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 89,087
0.0
10,000  Nevada Power Co.,
6.000%,
03/15/2054 10,418
0.0
10,000  Nevada Power Co. CC,
3.700%,
05/01/2029 9,846
0.0
9,000  Nevada Power Co. DD,
2.400%,
05/01/2030 8,337
0.0
6,000
(1)
Nevada Power Co. EE,
3.125%,
08/01/2050 3,968
0.0
8,000  Nevada Power Co. GG,
5.900%,
05/01/2053 8,163
0.0
7,000  Nevada Power Co. R,
6.750%,
07/01/2037 7,968
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 19,456
0.0
30,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 28,366
0.0
40,000  NextEra Energy Capital
Holdings, Inc., 2.250%,
06/01/2030 36,539
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 2.440%,
01/15/2032 17,685
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 2.750%,
11/01/2029 18,923
0.0
10,000  NextEra Energy Capital
Holdings, Inc., 3.000%,
01/15/2052 6,434
0.0
10,000  NextEra Energy Capital
Holdings, Inc., 3.500%,
04/01/2029 9,780
0.0
29,000  NextEra Energy Capital
Holdings, Inc., 3.550%,
05/01/2027 28,766
0.0
12,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 11,718
0.0
25,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 25,255
0.0
11,000
(1)(3)
NextEra Energy Capital
Holdings, Inc., 4.800%,
12/01/2077 10,667
0.0
25,000
(1)
NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 25,443
0.0
18,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
03/15/2029 18,425
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
20,000  NextEra Energy Capital
Holdings, Inc., 4.950%,
01/29/2026 $ 20,053
0.0
12,000  NextEra Energy Capital
Holdings, Inc., 5.000%,
02/28/2030 12,378
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 5.000%,
07/15/2032 20,460
0.0
20,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
02/28/2033 20,439
0.0
22,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
03/15/2034 22,603
0.0
23,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
02/28/2053 21,719
0.0
16,000  NextEra Energy Capital
Holdings, Inc., 5.550%,
03/15/2054 15,684
0.0
10,000
(1)(3)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 10,078
0.0
20,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.700%,
09/01/2054 20,720
0.0
24,000
(1)(3)
NextEra Energy Capital
Holdings, Inc., 6.750%,
06/15/2054 25,875
0.0
15,000  NiSource, Inc., 1.700%,
02/15/2031 13,036
0.0
15,000  NiSource, Inc., 2.950%,
09/01/2029 14,328
0.0
20,000  NiSource, Inc., 3.490%,
05/15/2027 19,817
0.0
20,000  NiSource, Inc., 3.600%,
05/01/2030 19,378
0.0
15,000  NiSource, Inc., 3.950%,
03/30/2048 11,985
0.0
20,000  NiSource, Inc., 4.375%,
05/15/2047 16,858
0.0
15,000  NiSource, Inc., 4.800%,
02/15/2044 13,678
0.0
39,000  NiSource, Inc., 5.000%,
06/15/2052 35,221
0.0
21,000  NiSource, Inc., 5.250%,
03/30/2028 21,559
0.0
10,000  NiSource, Inc., 5.250%,
02/15/2043 9,726
0.0
13,000  NiSource, Inc., 5.350%,
04/01/2034 13,394
0.0
9,000  NiSource, Inc., 5.400%,
06/30/2033 9,335
0.0
10,000  NiSource, Inc., 5.650%,
02/01/2045 9,974
0.0
7,000  NiSource, Inc., 5.950%,
06/15/2041 7,288
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
33,000  Northern States
Power Co., 2.600%,
06/01/2051 $ 20,693
0.0
171,000  Northern States
Power Co., 4.125%,
05/15/2044 145,622
0.1
6,000  NSTAR Electric Co.,
1.950%,
08/15/2031 5,253
0.0
6,000  NSTAR Electric Co.,
3.100%,
06/01/2051 4,136
0.0
14,000  NSTAR Electric Co.,
3.200%,
05/15/2027 13,822
0.0
8,000  NSTAR Electric Co.,
3.250%,
05/15/2029 7,753
0.0
8,000  NSTAR Electric Co.,
3.950%,
04/01/2030 7,937
0.0
6,000  NSTAR Electric Co.,
4.400%,
03/01/2044 5,268
0.0
9,000  NSTAR Electric Co.,
4.550%,
06/01/2052 7,842
0.0
8,000  NSTAR Electric Co.,
4.950%,
09/15/2052 7,378
0.0
6,000  NSTAR Electric Co.,
5.500%,
03/15/2040 6,177
0.0
9,000  Oglethorpe Power
Corp., 3.750%,
08/01/2050 6,526
0.0
10,000  Oglethorpe Power
Corp., 4.500%,
04/01/2047 8,476
0.0
10,000  Oglethorpe Power
Corp., 5.050%,
10/01/2048 9,126
0.0
6,000  Oglethorpe Power
Corp., 5.250%,
09/01/2050 5,599
0.0
9,000  Oglethorpe Power
Corp., 5.375%,
11/01/2040 8,888
0.0
8,000  Oglethorpe Power
Corp., 5.950%,
11/01/2039 8,389
0.0
8,000  Oglethorpe Power
Corp., 6.200%,
12/01/2053 8,433
0.0
7,000  Ohio Edison Co.,
6.875%,
07/15/2036 8,041
0.0
38,000  Oklahoma Gas and
Electric Co., 4.000%,
12/15/2044 31,310
0.0
9,000  Oncor Electric Delivery
Co. LLC, 0.550%,
10/01/2025 9,000
0.0
10,000  Oncor Electric Delivery
Co. LLC, 2.700%,
11/15/2051 6,151
0.0
14,000  Oncor Electric Delivery
Co. LLC, 2.750%,
05/15/2030 13,143
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
14,000  Oncor Electric Delivery
Co. LLC, 3.100%,
09/15/2049 $ 9,512
0.0
13,000  Oncor Electric Delivery
Co. LLC, 3.700%,
11/15/2028 12,861
0.0
8,000  Oncor Electric Delivery
Co. LLC, 3.700%,
05/15/2050 6,004
0.0
11,000  Oncor Electric Delivery
Co. LLC, 3.750%,
04/01/2045 8,720
0.0
7,000  Oncor Electric Delivery
Co. LLC, 3.800%,
09/30/2047 5,478
0.0
10,000  Oncor Electric Delivery
Co. LLC, 3.800%,
06/01/2049 7,701
0.0
9,000  Oncor Electric Delivery
Co. LLC, 4.100%,
11/15/2048 7,385
0.0
8,000  Oncor Electric Delivery
Co. LLC, 4.150%,
06/01/2032 7,836
0.0
12,000  Oncor Electric Delivery
Co. LLC, 4.300%,
05/15/2028 12,083
0.0
14,000  Oncor Electric Delivery
Co. LLC, 4.550%,
09/15/2032 13,990
0.0
8,000  Oncor Electric Delivery
Co. LLC, 4.550%,
12/01/2041 7,299
0.0
8,000  Oncor Electric Delivery
Co. LLC, 4.600%,
06/01/2052 6,862
0.0
18,000  Oncor Electric Delivery
Co. LLC, 4.950%,
09/15/2052 16,422
0.0
10,000  Oncor Electric Delivery
Co. LLC, 5.250%,
09/30/2040 10,054
0.0
7,000  Oncor Electric Delivery
Co. LLC, 5.300%,
06/01/2042 6,934
0.0
6,000  Oncor Electric Delivery
Co. LLC, 5.350%,
10/01/2052 5,787
0.0
12,000  Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 11,961
0.0
16,000  Oncor Electric Delivery
Co. LLC, 5.650%,
11/15/2033 17,040
0.0
7,000  Oncor Electric Delivery
Co. LLC, 5.750%,
03/15/2029 7,333
0.0
10,000  Oncor Electric Delivery
Co. LLC, 7.000%,
05/01/2032 11,376
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
7,000  Oncor Electric Delivery
Co. LLC, 7.250%,
01/15/2033 $ 8,069
0.0
6,000  Oncor Electric Delivery
Co. LLC, 7.500%,
09/01/2038 7,356
0.0
6,000  ONE Gas, Inc., 2.000%,
05/15/2030 5,457
0.0
6,000  ONE Gas, Inc., 4.250%,
09/01/2032 5,941
0.0
8,000  ONE Gas, Inc., 4.500%,
11/01/2048 6,928
0.0
12,000  ONE Gas, Inc., 4.658%,
02/01/2044 10,851
0.0
6,000  ONE Gas, Inc., 5.100%,
04/01/2029 6,189
0.0
171,000  Pacific Gas and
Electric Co., 2.100%,
08/01/2027 164,415
0.1
302,000  Pacific Gas and
Electric Co., 2.500%,
02/01/2031 269,179
0.1
35,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 32,203
0.0
241,000  Pacific Gas and
Electric Co., 3.300%,
08/01/2040 182,781
0.1
31,000  Pacific Gas and
Electric Co., 3.500%,
08/01/2050 21,181
0.0
60,000  Pacific Gas and
Electric Co., 4.200%,
06/01/2041 49,288
0.0
8,000  PacifiCorp, 2.700%,
09/15/2030 7,387
0.0
20,000  PacifiCorp, 2.900%,
06/15/2052 12,217
0.0
12,000  PacifiCorp, 3.300%,
03/15/2051 7,921
0.0
8,000  PacifiCorp, 3.500%,
06/15/2029 7,777
0.0
6,000  PacifiCorp, 4.100%,
02/01/2042 4,979
0.0
12,000  PacifiCorp, 4.125%,
01/15/2049 9,351
0.0
12,000  PacifiCorp, 4.150%,
02/15/2050 9,350
0.0
10,000  PacifiCorp, 5.100%,
02/15/2029 10,261
0.0
6,000  PacifiCorp, 5.250%,
06/15/2035 6,089
0.0
14,000  PacifiCorp, 5.300%,
02/15/2031 14,525
0.0
19,000  PacifiCorp, 5.350%,
12/01/2053 17,543
0.0
22,000
(1)
PacifiCorp, 5.450%,
02/15/2034 22,547
0.0
21,000  PacifiCorp, 5.500%,
05/15/2054 19,850
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
12,000  PacifiCorp, 5.750%,
04/01/2037 $ 12,406
0.0
26,000  PacifiCorp, 5.800%,
01/15/2055 25,507
0.0
13,000  PacifiCorp, 6.000%,
01/15/2039 13,601
0.0
7,000  PacifiCorp, 6.100%,
08/01/2036 7,517
0.0
12,000  PacifiCorp, 6.250%,
10/15/2037 12,875
0.0
6,000  PacifiCorp, 6.350%,
07/15/2038 6,476
0.0
6,000  PacifiCorp, 7.700%,
11/15/2031 6,989
0.0
151,000  PECO Energy Co.,
4.150%,
10/01/2044 128,659
0.1
86,000  Piedmont Natural Gas
Co., Inc., 4.100%,
09/18/2034 81,164
0.0
14,000  PPL Capital Funding,
Inc., 3.100%,
05/15/2026 13,904
0.0
9,000  PPL Capital Funding,
Inc., 4.125%,
04/15/2030 8,916
0.0
41,000  PPL Electric Utilities
Corp., 3.000%,
10/01/2049 27,498
0.0
10,000  PPL Electric Utilities
Corp., 3.950%,
06/01/2047 8,182
0.0
7,000  PPL Electric Utilities
Corp., 4.125%,
06/15/2044 5,996
0.0
7,000  PPL Electric Utilities
Corp., 4.150%,
10/01/2045 5,951
0.0
9,000  PPL Electric Utilities
Corp., 4.150%,
06/15/2048 7,480
0.0
7,000  PPL Electric Utilities
Corp., 4.750%,
07/15/2043 6,516
0.0
14,000  PPL Electric Utilities
Corp., 5.000%,
05/15/2033 14,435
0.0
15,000  PPL Electric Utilities
Corp., 5.250%,
05/15/2053 14,648
0.0
7,000  PPL Electric Utilities
Corp., 6.250%,
05/15/2039 7,811
0.0
81,000  Public Service Co. of
Colorado, 3.700%,
06/15/2028 80,516
0.0
171,000  Public Service Co. of
Colorado, 4.100%,
06/15/2048 137,426
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
80,000  Public Service Co. of
Colorado 35, 1.900%,
01/15/2031 $ 70,591
0.0
6,000  Public Service Co.
of New Hampshire,
3.600%,
07/01/2049 4,554
0.0
6,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 5,719
0.0
12,000  Public Service Co.
of New Hampshire,
5.350%,
10/01/2033 12,565
0.0
7,000  Public Service Co. of
New Hampshire V,
2.200%,
06/15/2031 6,260
0.0
151,000  Public Service Electric
and Gas Co., MTN,
3.800%,
01/01/2043 124,230
0.0
86,000  Public Service Electric
and Gas Co. I, 4.000%,
06/01/2044 70,766
0.0
30,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 31,069
0.0
10,000  Puget Energy, Inc.,
2.379%,
06/15/2028 9,501
0.0
11,000  Puget Energy, Inc.,
4.100%,
06/15/2030 10,748
0.0
9,000  Puget Energy, Inc.,
4.224%,
03/15/2032 8,633
0.0
24,000  Puget Sound Energy,
Inc., 2.893%,
09/15/2051 15,219
0.0
9,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 6,252
0.0
12,000  Puget Sound Energy,
Inc., 4.223%,
06/15/2048 9,852
0.0
9,000  Puget Sound Energy,
Inc., 4.300%,
05/20/2045 7,541
0.0
8,000  Puget Sound Energy,
Inc., 5.448%,
06/01/2053 7,857
0.0
6,000  Puget Sound Energy,
Inc., 5.638%,
04/15/2041 6,081
0.0
7,000  Puget Sound Energy,
Inc., 5.757%,
10/01/2039 7,330
0.0
7,000  Puget Sound Energy,
Inc., 5.795%,
03/15/2040 7,314
0.0
6,000  Puget Sound Energy,
Inc., 6.274%,
03/15/2037 6,556
0.0
10,000  San Diego Gas &
Electric Co., 2.500%,
05/15/2026 9,902
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
10,000  San Diego Gas &
Electric Co., 3.700%,
03/15/2052 $ 7,373
0.0
8,000  San Diego Gas &
Electric Co., 4.150%,
05/15/2048 6,512
0.0
10,000  San Diego Gas &
Electric Co., 4.500%,
08/15/2040 9,235
0.0
12,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 12,296
0.0
16,000  San Diego Gas &
Electric Co., 5.350%,
04/01/2053 15,406
0.0
12,000  San Diego Gas &
Electric Co., 5.550%,
04/15/2054 11,818
0.0
6,000  San Diego Gas &
Electric Co., 6.000%,
06/01/2039 6,534
0.0
8,000  San Diego Gas &
Electric Co. RRR,
3.750%,
06/01/2047 6,155
0.0
8,000  San Diego Gas &
Electric Co. TTT,
4.100%,
06/15/2049 6,449
0.0
8,000  San Diego Gas &
Electric Co. UUU,
3.320%,
04/15/2050 5,618
0.0
16,000  San Diego Gas &
Electric Co. VVV,
1.700%,
10/01/2030 14,133
0.0
47,000  San Diego Gas &
Electric Co. WWW,
2.950%,
08/15/2051 30,785
0.0
10,000  San Diego Gas &
Electric Co. XXX,
3.000%,
03/15/2032 9,174
0.0
15,000  Sempra, 3.250%,
06/15/2027 14,743
0.0
20,000  Sempra, 3.400%,
02/01/2028 19,626
0.0
10,000  Sempra, 3.700%,
04/01/2029 9,804
0.0
20,000  Sempra, 3.800%,
02/01/2038 17,112
0.0
16,000  Sempra, 4.000%,
02/01/2048 12,352
0.0
15,000  Sempra, 6.000%,
10/15/2039 15,641
0.0
12,000
(3)
Sempra, 6.875%,
10/01/2054 12,450
0.0
20,000
(3)
Sempra Energy,
4.125%,
04/01/2052 19,509
0.0
11,000  Sempra Energy,
5.400%,
08/01/2026 11,099
0.0
14,000
(1)
Sempra Energy,
5.500%,
08/01/2033 14,602
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
8,000  Sierra Pacific
Power Co., 5.900%,
03/15/2054 $ 8,178
0.0
75,000  Southern California
Edison Co., 4.000%,
04/01/2047 56,826
0.0
171,000  Southern California
Edison Co., 4.650%,
10/01/2043 145,847
0.1
171,000  Southern California
Edison Co. 13-A,
3.900%,
03/15/2043 133,991
0.1
14,000  Southern California
Gas Co., 2.950%,
04/15/2027 13,796
0.0
7,000  Southern California
Gas Co., 3.750%,
09/15/2042 5,644
0.0
6,000  Southern California
Gas Co., 5.125%,
11/15/2040 5,913
0.0
10,000  Southern California
Gas Co., 5.200%,
06/01/2033 10,347
0.0
10,000  Southern California
Gas Co., 5.600%,
04/01/2054 10,051
0.0
10,000  Southern California
Gas Co., 5.750%,
06/01/2053 10,098
0.0
12,000  Southern California
Gas Co., 6.350%,
11/15/2052 13,124
0.0
10,000  Southern California
Gas Co. TT, 2.600%,
06/15/2026 9,892
0.0
8,000  Southern California
Gas Co. UU, 4.125%,
06/01/2048 6,512
0.0
8,000  Southern California
Gas Co. VV, 4.300%,
01/15/2049 6,659
0.0
13,000  Southern California
Gas Co. XX, 2.550%,
02/01/2030 12,141
0.0
171,000  Southern Co. 21-B,
1.750%,
03/15/2028 161,478
0.1
69,000  Southern Co. Gas
Capital Corp. 20-A,
1.750%,
01/15/2031 60,363
0.0
171,000  Southern Power Co.,
4.150%,
12/01/2025 170,959
0.1
9,000  Southwest Gas Corp.,
2.200%,
06/15/2030 8,183
0.0
6,000  Southwest Gas Corp.,
3.180%,
08/15/2051 4,103
0.0
6,000  Southwest Gas Corp.,
3.700%,
04/01/2028 5,925
0.0
6,000  Southwest Gas Corp.,
3.800%,
09/29/2046 4,633
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
12,000  Southwest Gas Corp.,
4.050%,
03/15/2032 $ 11,544
0.0
6,000  Southwest Gas Corp.,
4.150%,
06/01/2049 4,849
0.0
6,000  Southwest Gas Corp.,
5.450%,
03/23/2028 6,168
0.0
6,000  Southwest Gas Corp.,
5.800%,
12/01/2027 6,187
0.0
6,000  Spire Missouri, Inc.,
3.300%,
06/01/2051 4,151
0.0
8,000  Spire Missouri, Inc.,
4.800%,
02/15/2033 8,071
0.0
7,000  Spire, Inc., 5.300%,
03/01/2026 7,031
0.0
30,000  Tampa Electric Co.,
2.400%,
03/15/2031 27,218
0.0
43,000  Tampa Electric Co.,
3.450%,
03/15/2051 30,981
0.0
23,000  Toledo Edison Co.,
6.150%,
05/15/2037 25,030
0.0
6,000  Tucson Electric
Power Co., 1.500%,
08/01/2030 5,247
0.0
7,000  Tucson Electric
Power Co., 3.250%,
05/15/2032 6,462
0.0
7,000  Tucson Electric
Power Co., 3.250%,
05/01/2051 4,733
0.0
7,000  Tucson Electric
Power Co., 4.000%,
06/15/2050 5,391
0.0
6,000  Tucson Electric
Power Co., 4.850%,
12/01/2048 5,352
0.0
8,000  Tucson Electric
Power Co., 5.500%,
04/15/2053 7,828
0.0
11,000  Union Electric Co.,
2.150%,
03/15/2032 9,596
0.0
11,000  Union Electric Co.,
2.625%,
03/15/2051 6,831
0.0
8,000  Union Electric Co.,
2.950%,
06/15/2027 7,885
0.0
10,000  Union Electric Co.,
2.950%,
03/15/2030 9,510
0.0
7,000  Union Electric Co.,
3.250%,
10/01/2049 4,820
0.0
9,000  Union Electric Co.,
3.500%,
03/15/2029 8,824
0.0
8,000  Union Electric Co.,
3.650%,
04/15/2045 6,278
0.0
10,000  Union Electric Co.,
3.900%,
09/15/2042 8,328
0.0
11,000  Union Electric Co.,
3.900%,
04/01/2052 8,613
0.0
9,000  Union Electric Co.,
4.000%,
04/01/2048 7,270
0.0
10,000  Union Electric Co.,
5.200%,
04/01/2034 10,319
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
7,000  Union Electric Co.,
5.250%,
01/15/2054 $ 6,711
0.0
6,000  Union Electric Co.,
5.300%,
08/01/2037 6,082
0.0
10,000  Union Electric Co.,
5.450%,
03/15/2053 9,812
0.0
7,000  Union Electric Co.,
8.450%,
03/15/2039 9,140
0.0
10,000  Virginia Electric and
Power Co., 2.300%,
11/15/2031 8,848
0.0
14,000  Virginia Electric and
Power Co., 2.400%,
03/30/2032 12,373
0.0
38,000  Virginia Electric and
Power Co., 2.450%,
12/15/2050 22,156
0.0
19,000  Virginia Electric and
Power Co., 2.950%,
11/15/2051 12,168
0.0
12,000  Virginia Electric and
Power Co., 3.300%,
12/01/2049 8,306
0.0
10,000  Virginia Electric and
Power Co., 4.000%,
01/15/2043 8,369
0.0
14,000  Virginia Electric and
Power Co., 4.450%,
02/15/2044 12,278
0.0
14,000  Virginia Electric and
Power Co., 4.600%,
12/01/2048 12,277
0.0
15,000  Virginia Electric and
Power Co., 5.000%,
04/01/2033 15,273
0.0
9,000  Virginia Electric and
Power Co., 5.300%,
08/15/2033 9,345
0.0
15,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 14,686
0.0
14,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 14,185
0.0
10,000  Virginia Electric and
Power Co., 6.350%,
11/30/2037 11,028
0.0
15,000  Virginia Electric and
Power Co., 8.875%,
11/15/2038 20,217
0.0
10,000  Virginia Electric and
Power Co. A, 2.875%,
07/15/2029 9,549
0.0
15,000  Virginia Electric and
Power Co. A, 3.150%,
01/15/2026 14,953
0.0
15,000  Virginia Electric and
Power Co. A, 3.500%,
03/15/2027 14,895
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
15,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 $ 14,950
0.0
12,000  Virginia Electric and
Power Co. A, 6.000%,
05/15/2037 12,906
0.0
9,000  Virginia Electric and
Power Co. B, 2.950%,
11/15/2026 8,884
0.0
14,000  Virginia Electric and
Power Co. B, 3.750%,
05/15/2027 13,942
0.0
12,000  Virginia Electric and
Power Co. B, 3.800%,
09/15/2047 9,309
0.0
7,000  Virginia Electric and
Power Co. B, 4.200%,
05/15/2045 5,876
0.0
12,000  Virginia Electric and
Power Co. B, 6.000%,
01/15/2036 12,906
0.0
10,000  Virginia Electric and
Power Co. C, 4.000%,
11/15/2046 8,059
0.0
14,000  Virginia Electric and
Power Co. C, 4.625%,
05/15/2052 12,141
0.0
12,000  Virginia Electric and
Power Co. D, 4.650%,
08/15/2043 10,887
0.0
8,000  Washington Gas Light
Co., MTN, 3.650%,
09/15/2049 5,870
0.0
9,000  Washington Gas
Light Co. K, 3.796%,
09/15/2046 6,917
0.0
47,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 47,054
0.0
86,000  Wisconsin Electric
Power Co., 4.250%,
06/01/2044 73,212
0.0
78,000  Wisconsin Power and
Light Co., 4.100%,
10/15/2044 63,641
0.0
11,796,247
2.3
Total Corporate Bonds/
Notes
(Cost $130,446,039)
127,526,241
25.3
SOVEREIGN BONDS : 2.5%
59,000  Asian Development
Bank,
3.125
%,
04/27/2032 56,203
0.0
44,000  Asian Development
Bank,
5.820
%,
06/16/2028 46,239
0.0
18,000  Asian Development
Bank,
6.220
%,
08/15/2027 18,686
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
24,000  Asian Development
Bank,
6.375
%,
10/01/2028 $ 25,559
0.0
59,000  Asian Development
Bank, GMTN,
0.750
%,
10/08/2030 50,882
0.0
89,000  Asian Development
Bank, GMTN,
1.250
%,
06/09/2028 83,552
0.0
207,000  Asian Development
Bank, GMTN,
1.500
%,
01/20/2027 201,075
0.1
118,000  Asian Development
Bank, GMTN,
1.500
%,
03/04/2031 104,620
0.0
36,000  Asian Development
Bank, GMTN,
1.750
%,
08/14/2026 35,367
0.0
118,000  Asian Development
Bank, GMTN,
1.750
%,
09/19/2029 109,532
0.0
89,000  Asian Development
Bank, GMTN,
1.875
%,
03/15/2029 83,775
0.0
59,000  Asian Development
Bank, GMTN,
2.000
%,
04/24/2026 58,373
0.0
30,000  Asian Development
Bank, GMTN,
2.375
%,
08/10/2027 29,315
0.0
95,000  Asian Development
Bank, GMTN,
2.500
%,
11/02/2027 92,813
0.0
77,000  Asian Development
Bank, GMTN,
2.625
%,
01/12/2027 75,914
0.0
104,000  Asian Development
Bank, GMTN,
2.750
%,
01/19/2028 101,947
0.0
266,000  Asian Development
Bank, GMTN,
3.125
%,
08/20/2027 263,388
0.1
44,000  Asian Development
Bank, GMTN,
3.125
%,
09/26/2028 43,342
0.0
207,000  Asian Development
Bank, GMTN,
3.750
%,
04/25/2028 207,436
0.1
74,000  Asian Development
Bank, GMTN,
3.875
%,
09/28/2032 73,548
0.0
118,000  Asian Development
Bank, GMTN,
3.875
%,
06/14/2033 116,784
0.0
178,000  Asian Development
Bank, GMTN,
4.125
%,
01/12/2027 178,768
0.0
118,000  Asian Development
Bank, GMTN,
4.125
%,
01/12/2034 118,369
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
207,000  Asian Development
Bank, GMTN,
4.375
%,
03/06/2029 $ 211,500
0.1
237,000
(1)
Asian Development
Bank, GMTN,
4.500
%,
08/25/2028 242,437
0.1
30,000  Asian Development
Bank, GMTN,
4.875
%,
09/26/2028 30,189
0.0
20,000  Asian Development
Bank, GMTN,
4.950
%,
04/12/2029 20,076
0.0
180,000  Canada Government
International Bond,
4.000
%,
03/18/2030 181,987
0.0
277,000  Chile Government
International Bond,
3.100
%,
05/07/2041 211,905
0.1
216,932  Chile Government
International Bond,
4.950
%,
01/05/2036 218,657
0.1
59,000  European Investment
Bank,
0.625
%,
10/21/2027 55,512
0.0
178,000  European Investment
Bank,
0.750
%,
10/26/2026 172,315
0.0
89,000  European Investment
Bank,
0.750
%,
09/23/2030 76,926
0.0
59,000  European Investment
Bank,
0.875
%,
05/17/2030 51,879
0.0
237,000  European Investment
Bank,
1.250
%,
02/14/2031 207,919
0.1
59,000  European Investment
Bank,
1.625
%,
10/09/2029 54,503
0.0
89,000  European Investment
Bank,
1.625
%,
05/13/2031 79,166
0.0
178,000
(1)
European Investment
Bank,
1.750
%,
03/15/2029 166,932
0.0
89,000  European Investment
Bank,
2.375
%,
05/24/2027 87,169
0.0
237,000  European Investment
Bank,
3.250
%,
11/15/2027 235,128
0.1
237,000  European Investment
Bank,
3.625
%,
07/15/2030 235,591
0.1
237,000  European Investment
Bank,
4.375
%,
03/19/2027 239,200
0.1
237,000
(1)
European Investment
Bank,
4.500
%,
10/16/2028 242,745
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
59,000  European Investment
Bank,
4.875
%,
02/15/2036 $ 62,243
0.0
200,000  Export-Import Bank
of Korea,
3.250
%,
08/12/2026 198,678
0.0
201,000
(1)
Export-Import Bank
of Korea,
5.125
%,
01/11/2033 210,303
0.1
32,000  Hungary Government
International Bond 30Y,
7.625
%,
03/29/2041 38,032
0.0
200,000
(1)
Indonesia Government
International Bond,
1.850
%,
03/12/2031 175,818
0.0
200,000  Indonesia Government
International Bond,
4.350
%,
01/11/2048 173,400
0.0
200,000  Indonesia Government
International Bond,
4.850
%,
01/11/2033 202,250
0.1
223,000  International Bank
for Reconstruction &
Development,
1.125
%,
09/13/2028 207,303
0.1
250,000  International Bank
for Reconstruction &
Development,
3.875
%,
02/14/2030 251,273
0.1
142,000  International Bank
for Reconstruction &
Development GDIF,
GDIF,
1.375
%,
04/20/2028 134,186
0.0
220,000  Israel Government
International Bond 10Y,
4.500
%,
01/17/2033 214,610
0.1
264,000  Israel Government
International Bond 30Y,
3.875
%,
07/03/2050 190,872
0.0
200,000  Japan Bank for
International
Cooperation,
1.250
%,
01/21/2031 174,369
0.0
236,000  Japan Bank for
International
Cooperation,
1.875
%,
04/15/2031 211,565
0.1
200,000  Japan Bank for
International
Cooperation,
2.125
%,
02/16/2029 189,151
0.0
200,000  Japan Bank for
International
Cooperation,
2.875
%,
06/01/2027 197,066
0.0
200,000
(1)
Japan Bank for
International
Cooperation,
3.250
%,
07/20/2028 197,064
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
200,000  Korea Development
Bank,
1.000
%,
09/09/2026 $ 194,490
0.0
200,000  Korea International
Bond,
4.125
%,
06/10/2044 181,263
0.0
291,000  Mexico Government
International Bond,
2.659
%,
05/24/2031 260,462
0.1
501,000
(1)
Mexico Government
International Bond,
6.000
%,
05/07/2036 515,028
0.1
486,000  Mexico Government
International Bond,
MTN,
4.750
%,
03/08/2044 406,782
0.1
200,000  Panama Government
International Bond,
3.870
%,
07/23/2060 130,162
0.0
388,000
(1)
Panama Government
International Bond,
6.400
%,
02/14/2035 403,132
0.1
381,000  Peruvian Government
International Bond,
6.550
%,
03/14/2037 424,244
0.1
775,000  Philippine Government
International Bond,
6.375
%,
01/15/2032 862,265
0.2
89,000
(1)
Province of Quebec
Canada,
1.350
%,
05/28/2030 79,537
0.0
74,000  Province of Quebec
Canada,
2.750
%,
04/12/2027 72,912
0.0
89,000  Province of Quebec
Canada,
4.500
%,
09/08/2033 90,275
0.0
89,000  Province of Quebec
Canada PD,
7.500
%,
09/15/2029 100,892
0.0
103,000  Republic of Italy
Government
International Bond
30Y, 30Y,
5.375
%,
06/15/2033 108,801
0.0
34,000  Republic of Poland
Government
International Bond 10Y,
3.250
%,
04/06/2026 33,864
0.0
48,000  Republic of Poland
Government
International Bond 10Y,
4.875
%,
10/04/2033 48,648
0.0
58,000  Republic of Poland
Government
International Bond 10Y,
5.125
%,
09/18/2034 59,383
0.0
29,000  Republic of Poland
Government
International Bond 10Y,
5.750
%,
11/16/2032 31,056
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
48,000  Republic of Poland
Government
International Bond 30Y,
5.500
%,
04/04/2053 $ 46,443
0.0
67,000  Republic of Poland
Government
International Bond 30Y,
5.500
%,
03/18/2054 64,926
0.0
29,000  Republic of Poland
Government
International Bond 5Y,
4.625
%,
03/18/2029 29,568
0.0
29,000  Republic of Poland
Government
International Bond 5Y,
5.500
%,
11/16/2027 29,982
0.0
207,000  Uruguay Government
International Bond,
5.100
%,
06/18/2050 196,754
0.0
Total Sovereign Bonds
(Cost $12,579,831)
12,596,275
2.5
COMMERCIAL MORTGAGE-BACKED SECURITIES : 0.9%
1,468,871  Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 AS, 3.748%,
02/15/2050 1,447,171
0.3
501,000  COMM Mortgage
Trust 2016-COR1 AM,
3.494%,
10/10/2049 486,744
0.1
36,202  Freddie Mac Multifamily
Structured Pass
Through Certificates
K053 A2, 2.995%,
12/25/2025 36,047
0.0
200,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-150 A2, 3.710%,
09/25/2032 193,241
0.1
1,705,440  JPMDB Commercial
Mortgage Securities
Trust 2016-C2 A3A,
2.881%,
06/15/2049 1,692,221
0.3
625,000  Morgan Stanley Capital
I Trust 2016-BNK2 AS,
3.282%,
11/15/2049 586,753
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $4,624,644)
4,442,177
0.9
ASSET-BACKED SECURITIES : 0.5%
Automobile Asset-Backed Securities : 0.4%
1,000,000  Ally Auto Receivables
Trust 2024-1 A4,
4.940%,
10/15/2029 1,016,495
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
450,000  AmeriCredit Automobile
Receivables Trust
2022-2 C, 5.320%,
04/18/2028 $ 453,296
0.1
650,000  World Omni Automobile
Lease Securitization
Trust 2024-A A4,
5.250%,
09/17/2029 660,312
0.1
2,130,103
0.4
Other Asset-Backed Securities : 0.1%
154,000  CNH Equipment Trust
2023-B A4, 5.460%,
03/17/2031 158,255
0.1
Total Asset-Backed
Securities
(Cost $2,252,959)
2,288,358
0.5
MUNICIPAL BONDS : 0.4%
California : 0.0%
35,000  State of California,
7.550%,
04/01/2039 42,750
0.0
Connecticut : 0.1%
635,000  State of Connecticut A,
5.850%,
03/15/2032 683,221
0.1
New Jersey : 0.1%
512,000  New Jersey Turnpike
Authority A, 7.102%,
01/01/2041 593,711
0.1
New York : 0.2%
385,000  Metropolitan
Transportation Authority
E, 6.814%,
11/15/2040 427,641
0.1
550,000  Port Authority of New
York & New Jersey,
4.926%,
10/01/2051 517,217
0.1
944,858
0.2
Total Municipal Bonds
(Cost $2,245,215)
2,264,540
0.4
Total Long-Term
Investments
(Cost $445,153,547)
433,528,793
86.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 23.2%
Commercial Paper : 13.4%
3,000,000  AutoZone, Inc., D,
4.270
%,
10/06/2025 2,997,898
0.6
900,000
(7)
Bank of Nova Scotia,
4.330
%,
03/03/2026 900,176
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
900,000
(7)
Commonwealth Bank
of Australia,
4.530
%,
02/25/2026 $ 900,040
0.2
15,000,000  Concord Minutemen
Capital Co. LLC,
4.180
%,
10/01/2025 14,998,283
2.9
900,000  DNB Bank ASA,
4.540
%,
12/09/2025 900,424
0.2
5,000,000  Dominion Res, Inc.,
4.320
%,
10/14/2025 4,991,720
1.0
5,000,000  Enbridge (US) Inc.,
4.370
%,
10/24/2025 4,985,675
0.9
4,000,000  Enbridge US, inc.,
4.290
%,
10/01/2025 3,999,530
0.8
900,000
(7)
Federation Des
Caisses,
4.420
%,
10/23/2025 897,620
0.2
5,000,000
Fiserv, Inc.,
4.360
%,
10/10/2025 4,994,039
1.0
10,000,000
(4)
Johnson Controls
International PLC,
4.260
%,
10/01/2025 9,998,832
1.9
5,000,000  Kellanova 0 CP,
4.370
%,
10/20/2025 4,988,068
1.0
500,000
(7)
LLoyds Bank PLC,
4.540
%,
02/06/2026 500,071
0.1
900,000
(7)
National Australia
Bank Ltd.,
4.320
%,
03/06/2026 900,031
0.2
5,000,000
Oracle Corp.,
4.310
%,
11/21/2025 4,969,460
0.9
1,650,000
(4)
Sherwin-Williams Co.,
4.240
%,
10/01/2025 1,649,808
0.3
900,000  Skandinaviska Enskilda
Banken AB,
4.570
%,
12/11/2025 900,137
0.2
900,000  Societe Generale S.A.,
4.650
%,
10/24/2025 900,123
0.2
900,000
(7)
Svenska
Handelsbanken AB,
4.320
%,
03/23/2026 900,971
0.2
900,000
Swedbank AB,
4.580
%,
12/10/2025 900,513
0.2
900,000
(7)
TotalEnergies Capital
S.A.,
4.380
%,
01/20/2026 888,750
0.2
Total Commercial Paper
(Cost $68,068,734)
68,062,169
13.4
Certificates of Deposits : 2.0%
500,000
(7)
Bank of Montreal,
4.330
%,
03/09/2026 499,991
0.1
900,000  Canadian Imperial Bank
of Commerce,
4.502
%,
11/12/2025 900,282
0.2
900,000
Citibank N.A.,
4.668
%,
10/23/2025 900,235
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits (continued)
900,000
(3)(7)
Deutsche Bank AG/
New York NY,
4.719
%,
(SOFRRATE +
0.390%),
11/21/2025 $ 900,268
0.2
550,000
(7)
HSBC Bank USA N.A.,
4.700
%,
10/16/2025 550,050
0.1
900,000  Landesbank Baden-
Wurttemberg,
4.530
%,
11/17/2025 900,175
0.1
900,000
(7)
Landesbank
Hessen Thueringen
Girozentrale,
4.390
%,
01/21/2026 900,909
0.2
900,000
(7)
Mitsubishi UFJ Trust &
Banking Corp.,
4.460
%,
03/11/2026 900,505
0.2
900,000
(3)(7)
Mizuho Bank Ltd.,
4.420
%, (SOFRRATE +
0.250%),
01/27/2026 900,295
0.2
900,000  Oversea-Chinese
Banking Corporation
Ltd.,
4.543
%,
11/14/2025 900,318
0.2
900,000
(7)
Sumitomo Mitsui
Banking Corp.,
4.350
%,
03/06/2026 900,167
0.1
900,000
(7)
Toronto-Dominion Bank,
4.560
%,
02/19/2026 900,904
0.2
Total Certificates of
Deposits
(Cost $10,054,099)
10,054,099
2.0
Corporate Bonds/Notes : 0.2%
900,000
(7)
Bank of America N.A.,
4.590
%,
12/17/2025 900,108
0.2
Repurchase Agreements : 5.8%
11,155,477
(7)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$11,156,764,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$11,378,723, due
08/27/27-09/01/55)
11,155,477
2.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,685,523
(7)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $3,685,949,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $3,759,233, due
08/01/32-06/01/64)
$ 3,685,523
0.7
467,344
(7)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$467,398, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $476,691, due
07/15/26-08/15/54)
467,344
0.1
880,496
(7)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$880,597, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $898,106, due
12/31/31-05/31/32)
880,496
0.2
1,217,340
(7)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $1,217,480,
collateralized by various
U.S. Government
Securities, 0.000%-
6.625%, Market Value
plus accrued interest
$1,241,687, due
11/18/25-08/15/55)
1,217,340
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
391,813
(7)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$391,858, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $399,649, due
10/23/25-08/15/55)
$ 391,813
0.1
11,336,221
(7)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase Amount
$11,337,553,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$11,541,733, due
10/15/26-02/15/54)
11,336,221
2.3
Total Repurchase
Agreements
(Cost $29,134,214)
29,134,214
5.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.8%
8,995,000
(8)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $8,995,000) $ 8,995,000 1.8
Total Short-Term
Investments
(Cost $117,152,155)
117,145,590
23.2
Total Investments in
Securities
(Cost $562,305,702) $ 550,674,383 109.2
Liabilities in Excess of
Other Assets
(46,527,066) (9.2)
Net Assets $ 504,147,317 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(6)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September
30, 2025.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of September 30, 2025.
Reference Rate Abbreviations:
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFRRATE 1-day Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
U.S. Treasury Obligations $ — $ 153,274,065 $ — $ 153,274,065
U.S. Government Agency Obligations — 131,137,137 — 131,137,137
Corporate Bonds/Notes — 127,526,241 — 127,526,241
Sovereign Bonds — 12,596,275 — 12,596,275
Commercial Mortgage-Backed Securities — 4,442,177 — 4,442,177
Asset-Backed Securities — 2,288,358 — 2,288,358
Municipal Bonds — 2,264,540 — 2,264,540
Short-Term Investments 8,995,000 108,150,590 — 117,145,590
Total Investments, at fair value $ 8,995,000 $ 541,679,383 $ — $ 550,674,383
Other Financial Instruments+
Futures 164,153 — — 164,153
Total Assets $ 9,159,153 $ 541,679,383 $ — $ 550,838,536
Liabilities Table
Other Financial Instruments+
Futures $ (577,881) $ — $ — $ (577,881)
Total Liabilities $ (577,881) $ — $ — $ (577,881)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 140 12/31/25 $ 29,175,781 $ (71,831)
U.S. Treasury 5-Year Note 317 12/31/25 34,614,914 (196,859)
U.S. Treasury 10-Year Note 287 12/19/25 32,287,500 (293,500)
U.S. Treasury Long Bond 10 12/19/25 1,165,938 (1,271)
U.S. Treasury Ultra Long Bond 20 12/19/25 2,401,250 (14,420)
$ 99,645,383 $ (577,881)
Short Contracts:
U.S. Treasury Ultra 10-Year Note (228) 12/19/25 (26,237,813) 164,153
$ (26,237,813) $ 164,153
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,890,399
Gross Unrealized Depreciation (15,521,718)
Net Unrealized Depreciation $ (11,631,319)